UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5149

811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund

Master Institutional Money Market Trust

Master Premier Institutional Fund
Master Institutional Fund
Master Institutional Tax-Exempt Fund

Fund Address:	P.O. Box 9011

Princeton, NJ 08543-9011

Name and address of agent for service: Barry F.X. Smith, Vice President, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust, One Financial Center, Boston, Massachusetts, 02111. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (617) 342-1600

Date of fiscal year end: 04/30/07

Date of reporting period: 05/01/06 – 04/30/07

Item 1 – Report to Stockholders

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Table of Contents

Disclosure of Expenses	2
Recent Performance Results	2
Merrill Lynch Premier Institutional Fund’s Financial Statements	3
Merrill Lynch Institutional Fund’s Financial Statements	5
Merrill Lynch Government Fund’s Schedule of Investments	7
Merrill Lynch Government Fund’s Financial Statements	8
Merrill Lynch Treasury Fund’s Schedule of Investments	10
Merrill Lynch Treasury Fund’s Financial Statements	11
Merrill Lynch Institutional Tax-Exempt Fund’s Financial Statements	13
Merrill Lynch Funds For Institutions’ Notes to Financial Statements	15
Merrill Lynch Funds For Institutions’ Report of Independent Registered Public Accounting Firm	19
Merrill Lynch Funds For Institutions’ Important Tax Information	20
Merrill Lynch Premier Institutional Portfolio’s Schedule of Investments	22
Merrill Lynch Premier Institutional Portfolio’s Financial Statements	25
Merrill Lynch Institutional Portfolio’s Schedule of Investments	27
Merrill Lynch Institutional Portfolio’s Financial Statements	31
Merrill Lynch Institutional Tax-Exempt Portfolio’s Schedule of Investments	33
Merrill Lynch Institutional Tax-Exempt Portfolio’s Financial Statements	58
Master Institutional Money Market Trust’s Notes to Financial Statements	60
Master Institutional Money Market Trust’s Report of Independent Registered Public Accounting Firm	62
Trustees and Officers	63
Availability of Quarterly Schedule of Investments	65

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: operating expenses, including administration fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2006 and held through April 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholders expenses would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During the Period* November 1, 2006 to April 30, 2007
Actual
Premier Institutional Fund	$1,000	$1,026.10	$0.55
Institutional Fund	$1,000	$1,025.70	$1.10
Government Fund	$1,000	$1,025.50	$1.10
Treasury Fund	$1,000	$1,024.30	$1.15
Institutional Tax-Exempt Fund	$1,000	$1,017.20	$1.10
Hypothetical (5% annual return before expenses)**
Premier Institutional Fund	$1,000	$1,024.25	$0.55
Institutional Fund	$1,000	$1,023.70	$1.10
Government Fund	$1,000	$1,023.65	$1.10
Treasury Fund	$1,000	$1,023.65	$1.15
Institutional Tax-Exempt Fund	$1,000	$1,023.70	$1.10

*	Expenses are equal to the Funds’ annualized expense ratio (0.11% for Premier Institutional Fund, 0.22% for Institutional Fund, 0.23% for Government Fund, 0.22% for Treasury Fund and 0.22% for Institutional Tax-Exempt Fund), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Since Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund are each a feeder fund, the expense table examples reflect the expenses of both the feeder fund and the master fund in which each invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

Recent Performance Results

As of April 30, 2007	7-Day Net Annualized Yield	30-Day Net Annualized Yield	1-Year Net Yield
Premier Institutional Fund	5.23%	5.22%	5.12%
Institutional Fund	5.15%	5.14%	5.05%
Government Fund	5.07%	5.09%	4.95%
Treasury Fund	4.85%	4.89%	4.76%
Institutional Tax-Exempt Fund	3.68%	3.55%	3.41%

Performance data represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance data quoted. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2007

Assets:
Investment in the Merrill Lynch Premier Institutional Portfolio, at amortized cost and value (Note 1a)	$19,918,478,556
Prepaid expense	69,441
Total assets	19,918,547,997
Liabilities:
Administration fee payable (Note 2)	1,644,892
Dividends payable	7,985,575
Accrued expenses	271,035
Total liabilities	9,901,502
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 19,911,960,772 shares of beneficial interest outstanding)	$19,908,646,495
Net Assets Consist of:
Paid-in capital	$19,911,960,772
Accumulated net realized loss	(6,017,613)
Undistributed net investment income	2,703,336
Total	$19,908,646,495

Merrill Lynch Premier Institutional Fund
Statement of Operations
 For the Year Ended April 30, 2007

Investment Income:
Investment income allocated from the Merrill Lynch Premier Institutional Portfolio		$943,363,210
Expenses allocated from Merrill Lynch Premier Institutional Portfolio		(9,435,099)
Total investment income		933,928,111
Expenses:
Administration fee (Note 2)	$17,981,176
Dividend and transfer agency fees	316,710
Accounting services	281,448
Insurance	241,865
Legal and audit fees	166,623
Registration fees	149,293
Printing and shareholder reports	91,020
Trustees’ fees (Note 5)	86,399
Miscellaneous	40,483
Total expense	19,355,017
Waived administration fee (Note 2)	(8,539,982)	10,815,035
Net investment income		923,113,076
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions allocated from Merrill Lynch Premier Institutional Portfolio	(3,315,698)
Net unrealized appreciation of investments	19,729,866
Net realized and unrealized gain (loss) on investments		16,414,168
Net Increase in Net Assets Resulting From Operations		$939,527,244

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	3

Merrill Lynch Premier Institutional Fund Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase (Decrease) in Net Assets:

Operations:
Net investment income	$923,113,076	$689,246,093
Net realized loss from investment transactions	(3,315,698)	(2,601,711)
Net unrealized appreciation of investments	19,729,866	1,533,720
Net increase in net assets resulting from operations	939,527,244	688,178,102
Total declared as dividends to shareholders (Note 4)	(923,111,655)	(686,644,382)
Capital share transactions (Note 3)	3,071,189,682	(1,932,596,203)
Net increase (decrease) in net assets	3,087,605,271	(1,931,062,483)

Net Assets:
Beginning of year	16,821,041,224	18,752,103,707
End of year, including undistributed net investment income of $2,703,336 and $2,701,915, respectively (Note 4)	$19,908,646,495	$16,821,041,224

Merrill Lynch Premier Institutional Fund Financial Highlights	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.051	.037	.018	.011	.016
Less Distributions:
Dividends from net investment income	(.051)	(.037)	(.018)	(.011)	(.016)
Dividends from net realized gain	—	—	—	— (1)	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	5.24%	3.79%	1.78%	1.06%	1.61%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$19,908,646	$16,821,041	$18,752,104	$45,708,710	$44,576,660
Ratio of expenses to average net assets (before waiver)	.16%	.16%	.17%	.16%	.16%
Ratio of expenses to average net assets (after waiver)	.11%	.12%	—	—	—
Ratio of net investment income to average net assets (before waiver)	5.08%	3.70%	1.68%	1.04%	1.59%
Ratio of net investment income to average net assets (after waiver)	5.13%	3.74%	—	—	—

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

4	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 2007

Assets:
Investment in the Merrill Lynch Institutional Portfolio, at amortized cost and value (Note 1a)	$20,372,909,588
Prepaid expense	17,480
Total assets	20,372,927,068
Liabilities:
Administration fee payable (Note 2)	2,484,900
Dividends payable	1,210,828
Accrued expenses	565,204
Total liabilities	4,260,932
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 20,368,669,989 shares of beneficial interest outstanding)	$20,368,666,136
Net Assets Consist of:
Paid-in capital	$20,368,669,989
Undistributed net investment income	515
Accumulated net realized loss	(4,368)
Total	$20,368,666,136

Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 2007

Investment Income:
Interest and discount allocated from the Merrill Lynch Institutional Portfolio		$872,430,616
Expenses allocated from Merrill Lynch Institutional Portfolio		(8,661,057)
Total investment income		$863,769,559
Expenses:
Administration fee (Note 2)		24,726,669
Dividend and transfer agency fees		2,781,028
Accounting services		210,395
Legal and audit fees		180,080
Insurance		140,713
Registration fees		91,890
Printing and shareholder reports		81,883
Trustees’ fees (Note 5)		75,902
Miscellaneous		76,403
Total expense		28,364,963
Net investment income		835,404,596
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions allocated from Merrill Lynch Institutional Portfolio	$(3,853)
Net unrealized appreciation of investments	6,891,219
Net realized and unrealized gain (loss) on investments		6,887,366
Net Increase in Net Assets Resulting From Operations		$842,291,962

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	5

Merrill Lynch Institutional Fund Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase In Net Assets:

Operations:
Net investment income	$835,404,596	$390,556,790
Net realized gain (loss) from investment transactions	(3,853)	124,988
Net unrealized appreciation (depreciation) of investments	6,891,219	(2,947,090)
Net increase in net assets resulting from operations	842,291,962	387,734,688
Total declared as dividends to shareholders (Note 4)	(835,404,596)	(390,556,790)
Net realized gain distributed to shareholders (Note 4)	—	(124,988)
Capital share transactions (Note 3)	7,764,416,928	3,207,509,562
Net increase in net assets	7,771,304,294	3,204,562,472

Net Assets:
Beginning of year	12,597,361,842	9,392,799,370
End of year, including undistributed net investment income of $515 and $0, respectively (Note 4)	$20,368,666,136	$12,597,361,842

Merrill Lynch Institutional Fund Financial Highlights	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.051	.037	.017	.010	.015
Less Distributions:
Dividends from net investment income	(.051)	(.037)	(.017)	(.010)	(.015)
Dividends from net realized gain	—	— (1)	—	— (1)	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	5.17%	3.74%	1.72%	.97%	1.54%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$20,368,666	$12,597,362	$9,392,799	$10,601,029	$11,659,019
Ratio of expenses to average net assets	.22%	.23%	.23%	.23%	.23%
Ratio of net investment income to average net assets	5.07%	3.75%	1.69%	.96%	1.53%

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

6	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount		Interest Rate*	Maturity Date	Value (Note 1a)
U.S. Government & Agency Issues — 20.9%
U.S. Treasury Bills	$10,000,000		4.77%	07/05/07	$9,913,965
Fannie Mae	125,082,000	**	5.26	06/01/07	124,523,526
	20,000,000		5.25	06/05/07	19,899,712
	10,000,000		5.25	06/15/07	9,935,623
	50,000,000	**	5.24	07/02/07	49,554,806
	5,000,000		4.88	01/11/08	5,000,000
	5,000,000		4.96	02/08/08	5,000,000
Federal Home	10,000,000		4.00	06/13/07	10,000,000
Loan Banks	200,000,000		4.63	07/18/07	199,731,897
	18,000,000		4.21	09/14/07	18,000,000
	5,000,000		5.00	11/21/07	5,000,000
Freddie Mac	15,000,000		4.45	09/28/07	15,000,000
	15,000,000		4.60	10/05/07	15,000,000
	5,000,000		4.71	10/11/07	4,999,874
	5,000,000		4.75	10/24/07	4,999,891
Freddie Mac D/N	30,329,000		5.06	09/10/07	29,766,296
	64,692,000		5.03	09/21/07	63,399,436
Total U.S. Government & Agency Issues (Cost $589,725,026)					589,725,026

U.S. Government Agency Issues — Variable Rate — 24.9%
Federal Farm	50,000,000		5.23	06/01/07	49,998,749
Credit Banks	175,000,000		5.24	01/11/08	174,976,398
	50,000,000		5.19	06/13/08	49,990,388
Federal Home	50,000,000		5.18	07/06/07	49,998,128
Loan Banks	50,000,000		5.17	03/14/08	49,983,039
	50,000,000		5.19	03/19/08	49,982,849
	200,000,000		5.20	09/17/08	199,919,823
Freddie Mac	75,000,000		5.17	09/27/07	74,984,542
Total U.S. Government Agency Issues — Variable Rate (Cost $699,833,916)					699,833,916

Face Amount	Issue	Value (Note 1a)
Repurchase Agreements — 50.1%
$447,000,000	Credit Suisse LLC, purchased on 04/30/07 to yield 5.25% to 05/01/07, repurchase price of $447,065,187, collateralized by Fannie Mae 0% due from 05/01/32 to 09/03/42.	$447,000,000
250,000,000	Deutsche Bank Securities Inc., purchased on 04/30/07 to yield 5.23% to 05/01/07, repurchase price of $250,036,319, collateralized by Freddie Mac 5.00% due from 10/01/36 to 10/01/37.	250,000,000

Repurchase Agreements — (concluded)
$211,799,000	Morgan Stanley & Co., Inc, purchased on 04/30/07 to yield 5.23% to 05/01/07, repurchase price of $211,829,770, collateralized by Fannie Mae 0% – 6.00% due from 07/25/07 to 10/05/21.	$211,799,000
300,000,000	UBS Warburg LLC, purchased on 04/26/07 to yield 5.23% to 05/03/07, repurchase price of $300,305,083, collateralized by Freddie Mac 4.00% – 9.00% due from 06/01/07 to 12/01/46.	300,000,000
202,000,000	UBS Warburg LLC, purchased on 04/30/07 to yield 5.24% to 05/01/07, repurchase price of $202,029,402, collateralized by Freddie Mac 5.00% – 7.50% due from 06/01/08 to 04/01/37.	202,000,000
Total Repurchase Agreements (Cost $1,410,799,000)		1,410,799,000
Total Investments — 95.9% (Cost $2,700,357,942)		2,700,357,942
Other Assets in Excess of Liabilities — 4.1%		115,425,896
Net Assets — Equivalent to $1.00 Per share on 2,815,783,838 Shares of Beneficial Interest Outstanding — 100.0%		$2,815,783,838

Note — Costs for federal income tax purposes is $2,700,357,942.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**	Represents an interest in a pool of FNMA discounted mortgage backed securities.

D/N — Discount Notes

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	7

Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 2007

Assets:
Investments in securities subject to repurchase agreements	$1,410,799,000
Investments in other marketable securities	1,289,558,942
Total investments, at amortized cost and value (Note 1a)		$2,700,357,942
Cash		110,028,149
Interest receivable		6,476,789
Prepaid expense		5,910
Total assets		2,816,868,790
Liabilities:
Advisory fee payable (Note 2)		478,303
Dividends payable		423,424
Accrued expenses		183,225
Total liabilities		1,084,952
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 2,815,783,838 shares of beneficial interest outstanding)		$2,815,783,838
Net Assets Consist of:
Paid-in capital		$2,815,783,838
Total		$2,815,783,838

Merrill Lynch Government Fund
Statement of Operations
 For the Year Ended April 30, 2007

Investment Income:
Interest and discount earned		$131,919,410
Expenses:
Investment advisory fee (Note 2)	$8,004,973
Dividend and transfer agency fees	250,744
Accounting and custodian services	157,089
Registration fees	144,867
Insurance	38,204
Legal and audit fees	28,724
Trustees’ fees (Note 5)	13,025
Printing and shareholder reports	11,328
Miscellaneous	38,092
Total expense	8,687,046
Waived investment advisory fee (Note 2)	(2,926,658)	5,760,388
Net investment income		126,159,022
Net unrealized appreciation of investments		2,266,183
Net Increase in Net Assets Resulting From Operations		$128,425,205

See Notes to Financial Statements.

8	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Government Fund Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase (Decrease) in Net Assets:

Operations:
Net investment income	$126,159,022	$99,494,889
Net realized gain from investment transactions	—	2,873
Net unrealized appreciation (depreciation) of investments	2,266,183	(266,339)
Net increase in net assets resulting from operations	128,425,205	99,231,423
Total declared as dividends to shareholders (Note 4)	(126,159,022)	(99,494,889)
Net realized gain distributed to shareholders (Note 4)	—	(2,873)
Capital share transactions (Note 3)	600,319,078	(1,157,446,676)
Net increase (decrease) in net assets	602,585,261	(1,157,713,015)

Net Assets:
Beginning of year	2,213,198,577	3,370,911,592
End of year	$2,815,783,838	$2,213,198,577

Merrill Lynch Government Fund Financial Highlights	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.049	.036	.017	.009	.015
Less Distributions:
Dividends from net investment income	(.049)	(.036)	(.017)	(.009)	(.015)
Dividends from net realized gain	—	— (1)	—	— (1)	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	5.06%	3.67%	1.67%	.94%	1.52%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$2,815,784	$2,213,199	$3,370,912	$5,559,034	$5,334,131
Ratio of expenses to average net assets (before waiver)	.34%	.34%	.33%	.34%	.33%
Ratio of expenses to average net assets (after waiver)	.22%	.22%	.22%	.23%	.22%
Ratio of net investment income to average net assets (before waiver)	4.85%	3.44%	1.47%	.82%	1.39%
Ratio of net investment income to average net assets (after waiver)	4.97%	3.56%	1.58%	.93%	1.50%

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	9

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Issues — 109.6%
U.S. Treasury Bills	$34,214,000	4.98%	05/03/07	$34,204,534
	10,653,000	5.00	05/03/07	10,650,039
	22,992,000	5.05	05/03/07	22,985,550
	100,000,000	5.06	05/03/07	99,971,917
	54,232,000	4.91	05/10/07	54,165,417
	2,225,000	4.95	05/10/07	2,222,248
	100,000,000	4.96	05/10/07	99,876,000
	75,000,000	5.00	05/10/07	74,906,250
	45,000,000	5.04	05/10/07	44,943,356
	5,390,000	5.07	05/10/07	5,383,175
	555,000	4.83	05/17/07	553,810
	73,070,000	5.03	05/17/07	72,906,712
	1,131,000	5.05	05/17/07	1,128,463
	9,010,000	4.80	05/24/07	8,982,369
	4,172,000	4.82	05/24/07	4,159,153
	18,261,000	4.83	05/24/07	18,204,632
	3,258,000	5.02	05/24/07	3,247,551
	39,200,000	4.94	05/31/07	39,038,627
	40,000,000	5.04	05/31/07	39,831,933
	4,448,000	4.69	06/07/07	4,426,559
	5,256,000	4.89	06/07/07	5,229,563
	38,068,000	4.91	06/07/07	37,876,090
	80,000,000	5.04	06/07/07	79,590,903
	30,500,000	4.96	06/14/07	30,315,102
	48,600,000	4.93	06/21/07	48,260,501
	32,268,000	4.89	07/05/07	31,983,042
	51,800,000	4.90	07/05/07	51,342,121
	9,377,000	4.80	07/12/07	9,287,075
	9,622,000	4.84	07/12/07	9,528,801
	6,615,000	4.84	07/19/07	6,544,741
	1,308,000	4.85	07/19/07	1,294,093
	60,000,000	4.90	07/19/07	59,354,833
	50,000,000	4.80	08/02/07	49,393,333
	41,000,000	4.91	08/23/07	40,363,168
U.S. Government Issues — (concluded)
U.S. Treasury Notes	$13,000,000	3.13%	05/15/07	$12,990,047
	62,000,000	4.38	05/15/07	61,981,566
	100,000,000	3.50	05/31/07	99,882,813
	40,000,000	3.88	07/31/07	39,885,156
	72,000,000	2.75	08/15/07	71,527,297
	56,260,000	3.25	08/15/07	55,966,518
	34,000,000	6.13	08/15/07	34,102,365
Total Investments — 109.6% (Cost $1,478,487,423)				1,478,487,423
Liabilities in Excess of Other Assets — (9.6%)				(129,298,050)
Net Assets — Equivalent to $1.00 Per share on 1,349,165,410 Shares of Beneficial Interest Outstanding — 100.0%				$1,349,189,373

Note — Costs for federal income tax purposes is $1,478,487,423.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

10	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 2007

Assets:
Total investments, at amortized cost and value (Note 1a)	$1,478,487,423
Cash	17,928,022
Interest receivable	4,506,158
Prepaid expense	5,242
Total assets	1,500,926,845
Liabilities:
Advisory fee payable (Note 2)	226,320
Payable for investments purchased	150,737,684
Payable for fund shares repurchased	704,153
Accrued expenses	60,424
Dividends payable	8,891
Total liabilities	151,737,472
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 1,349,165,410 shares of beneficial interest outstanding)	$1,349,189,373
Net Assets Consist of:
Paid-in capital	$1,349,165,410
Undistributed net investment income	23,963
Total	$1,349,189,373

Merrill Lynch Treasury Fund
Statement of Operations

For the Year Ended April 30, 2007

Investment Income:
Interest and discount earned		$71,932,361
Expenses:
Investment advisory fee (Note 2)	$4,710,066
Dividend and transfer agency fees	154,476
Accounting and custodian services	124,851
Registration fees	37,010
Insurance	19,123
Legal and audit fees	16,550
Printing and shareholder reports	8,205
Trustees’ fees (Note 5)	7,135
Miscellaneous	24,111
Total expense	5,101,527
Waived investment advisory fee (Note 2)	(1,828,355)	3,273,172
Net investment income		68,659,189
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions	30,457
Net unrealized appreciation of investments	48,729
Net realized and unrealized gain from investments		79,186
Net Increase in Net Assets Resulting From Operations		$68,738,375

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	11

Merrill Lynch Treasury Fund Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Decrease in Net Assets:

Operations:
Net investment income	$68,659,189	$47,113,515
Net realized gain from investment transactions	30,457	20,096
Net unrealized appreciation of investments	48,729	68,712
Net increase in net assets resulting from operations	68,738,375	47,202,323
Total declared as dividends to shareholders (Note 4)	(68,659,189)	(47,113,515)
Net realized gain distributed to shareholders (Note 4)	(6,494)	(20,096)
Capital share transactions (Note 3)	(20,497,913)	(364,720,342)
Net decrease in net assets	(20,425,221)	(364,651,630)

Net Assets:
Beginning of year	1,369,614,594	1,734,266,224
End of year, including undistributed net investment income of $23,963 and $0, respectively (Note 4)	$1,349,189,373	$1,369,614,594

Merrill Lynch Treasury Fund Financial Highlights	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.048	.034	.015	.008	.014
Less Distributions:
Dividends from net investment income	(.048)	(.034)	(.015)	(.008)	(.014)
Dividends from net realized gain	— (1)	— (1)	—	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	4.87%	3.43%	1.52%	.80%	1.37%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$1,349,189	$1,369,615	$1,734,266	$1,344,073	$1,487,986
Ratio of expenses to average net assets (before waiver)	.35%	.36%	.36%	.36%	.35%
Ratio of expenses to average net assets (after waiver)	.23%	.23%	.23%	.23%	.22%
Ratio of net investment income to average net assets (before waiver)	4.64%	3.20%	1.45%	.66%	1.19%
Ratio of net investment income to average net assets (after waiver)	4.76%	3.33%	1.58%	.79%	1.32%

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities

April 30, 2007

Assets:
Investment in the Merrill Lynch Institutional Tax-Exempt Portfolio, at amortized cost and value (Note 1a)	$14,914,573,383
Prepaid expense	120,239
Total assets	14,914,693,622
Liabilities:
Administration fee payable (Note 2)	1,927,662
Dividends payable	698,466
Accrued expenses	242,757
Total liabilities	2,868,885
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 14,911,398,005 shares of beneficial interest outstanding)	$14,911,824,737
Net Assets Consist of:
Paid-in capital	$14,911,490,167
Accumulated net realized gain	327,563
Undistributed net investment income	7,007
Total	$14,911,824,737

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations

For the Year Ended April 30, 2007

Investment Income:
Interest allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	$556,694,402
Expenses allocated from Merrill Lynch Institutional Tax-Exempt Portfolio	(8,051,481)
Total investment income	$548,642,921
Expenses:
Administration fee (Note 2)	$22,988,812
Dividend and transfer agency fees	1,669,430
Accounting services	294,564
Insurance	197,519
Legal and audit fees	171,784
Printing and shareholder reports	85,568
Trustees’ fees (Note 5)	75,032
Registration fees	4,848
Miscellaneous	21,895
Total expense	25,509,452
Net investment income	523,133,469
Net realized gain on investment transactions allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	365,414
Net Increase in Net Assets Resulting From Operations	$523,498,883

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	13

Merrill Lynch Institutional Tax-Exempt Fund Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase in Net Assets:

Operations:
Net investment income	$523,133,469	$395,734,467
Net realized gain from investment transactions	365,414	105,454
Net increase in net assets resulting from operations	523,498,883	395,839,921
Total declared as dividends to shareholders (Note 4)	(523,133,359)	(395,733,963)
Capital share transactions (Note 3)	851,186,413	1,441,592,795
Net increase in net assets	851,551,937	1,441,698,753

Net Assets:
Beginning of year	14,060,272,800	12,618,574,047
End of year, including undistributed net investment income of $7,007 and $7,007, respectively (Note 1f and Note 4)	$14,911,824,737	$14,060,272,800

Merrill Lynch Institutional Tax-Exempt Fund Financial Highlights	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.034	.026	.014	.008	.01
Less Distributions:
Dividends from net investment income	(.034)	(.026)	(.014)	(.008)	(.01)
Dividends from net realized gain	—	—	— (1)	—	—
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.47%	2.68%	1.38%	.85%	1.23%
Ratios/Supplemental Data:
Net Assets, end of year (000)	$14,911,825	$14,060,273	$12,618,574	$11,023,313	$8,185,521
Ratio of expenses to average net assets	.22%	.22%	.22%	.22%	.22%
Ratio of net investment income, to average net assets	3.41%	2.66%	1.40%	.84%	1.19%

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Treasury Fund and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the “Feeder Funds”) invest all of their investable assets in interests in the Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Master Funds”), respectively, each a registered investment company having the same investment objective and strategies as the Feeder Funds.

The value of the Feeder Funds’ investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at April 30, 2007). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of securities by each of the Master Funds is discussed in Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. Prior to April 2, 2007, the value of the Government Fund and Treasury Fund portfolio securities was determined on the basis of fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the “Trustees”) of the Trust. In determining fair value, securities for which market quotations were readily available were valued at market value. Other securities, if any, were valued at their fair value in the best judgement of BlackRock Advisors, LLC under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less were valued by use of the amortized cost method. Effective April 2, 2007, the value of the Government Fund and the Treasury Fund portfolio securities are valued pursuant to the “amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Funds seek to maintain a net asset value of $1.00, although there is no assurance that they will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Funds’ financial statements has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

(b) It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-than-likely-than-not threshold would be booked as a tax expense in the current year and recognized as a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	15

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements — Continued

(c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro-rata share of the net investment income of the respective Master Funds.

The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

(d) Prepaid registration fees are charged to income as the related shares are sold.

(e) Repurchase agreements — The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

(f) Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. In the Merrill Lynch Treasury Fund, for the year ended April 30, 2007, $23,963 has been reclassified between accumulated net realized gain and undistributed net investment income as a result of proper characterization of distributions. In the Merrill Lynch Institutional Tax-Exempt Fund, for the year ended April 30, 2007, $110 has been reclassified between undistributed net investment income and accumulated net realized gain as a result of differences attributable to amortization methods on fixed income securities. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Fees and Other Transactions with Affiliates

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business Merrill Lynch Investment Managers, L.P. and its affiliates, including Fund Asset Management, L.P. (“FAM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has approximately a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”) has approximately a 34% economic and voting interest.

Effective September 29, 2006, BlackRock Advisors, LLC (“BlackRock”), an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment adviser for the Government and Treasury Funds pursuant to an investment advisory agreement with the Trust. Prior to September 29, 2006, FAM was the investment adviser for the Government and Treasury Funds. The General Partner of FAM is Princeton Services, Inc. (“PSI”), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner of PSI. Each Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) (each, a “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock.

BlackRock provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	.35% up to and including $500,000,000 plus .335% over $500,000,000 up to and including $750,000,000 plus .32% over $750,000,000 up to and including $1,000,000,000 plus .30% over $1,000,000,000

BlackRock has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to BlackRock will be at the annual rate of 0.20% for each of the Government and Treasury Funds’ average daily net assets. BlackRock may discontinue waiver of the fee in whole or in part at any time without notice.

For the year ended April 30, 2007, FAM and BlackRock each waived a portion of its fees amounting to a total of $2,926,658 for the Government Fund and $1,828,355 for the Treasury Fund.

Effective September 29, 2006, BlackRock has with respect to the Government and Treasury Funds entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which BlackRock pays the Sub-Adviser for the services it provides to the Government and Treasury Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Fund. The Sub-Adviser is responsible for the day-to-day management of the Government and Treasury Funds.

BlackRock provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets. Prior to September 29, 2006 FAM provided administrative services to these funds for a fee at the same fee rates. Effective May 13, 2005, FAM agreed to voluntarily waive a portion of the administrative fee for the Premier Institutional Fund. BlackRock has agreed to voluntarily continue this waiver. BlackRock may discontinue waiver of the fee in whole or in part at any time without notice.

For the year ended April 30, 2007, FAM and BlackRock each waived a portion of its fees amounting to $8,539,982 for the Premier Institutional Fund.

All officers and certain trustees of the Trust are affiliated with BlackRock, Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

16	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements — Continued

Transactions in shares at a constant net asset value of $1.00 per share were as follows:

Premier Institutional Fund	Year Ended April 30, 2007	Year Ended April 30, 2006
Shares sold	172,642,819,285	197,214,110,277
Shares issued to shareholders in reinvestment of dividends	816,559,618	583,771,028
Total	173,459,378,903	197,797,881,305
Shares redeemed	(170,388,189,221)	(199,730,477,508)
Net increase (decrease)	3,071,189,682	(1,932,596,203)

Institutional Fund	Year Ended April 30, 2007	Year Ended April 30, 2006
Shares sold	63,977,276,640	54,926,225,458
Shares issued to shareholders in reinvestment of dividends	808,293,602	369,334,316
Total	64,785,570,242	55,295,559,774
Shares redeemed	(57,021,153,314)	(52,088,050,212)
Net increase	7,764,416,928	3,207,509,562

Government Fund	Year Ended April 30, 2007	Year Ended April 30, 2006
Shares sold	11,794,944,669	15,167,906,009
Shares issued to shareholders in reinvestment of dividends	118,196,783	89,670,197
Total	11,913,141,452	15,257,576,206
Shares redeemed	(11,312,822,374)	(16,415,022,882)
Net increase (decrease)	600,319,078	(1,157,446,676)

Treasury Fund	Year Ended April 30, 2007	Year Ended April 30, 2006
Shares sold	3,322,732,888	4,238,900,282
Shares issued to shareholders in reinvestment of dividends	67,195,531	43,604,724
Total	3,389,928,419	4,282,505,006
Shares redeemed	(3,410,426,332)	(4,647,225,348)
Net decrease	(20,497,913)	(364,720,342)

Institutional Tax-Exempt Fund	Year Ended April 30, 2007	Year Ended April 30, 2006
Shares sold	49,676,676,567	61,475,916,392
Shares issued to shareholders in reinvestment of dividends	503,736,319	368,165,854
Total	50,180,412,886	61,844,082,246
Shares redeemed	(49,329,226,473)	(60,402,489,451)
Net increase	851,186,413	1,441,592,795

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income excluding realized gains or losses, if any, on investments. Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains for each fund, if any, are normally distributed annually, after deducting prior years’ loss carryovers. Each Fund may distribute capital gains more frequently than annually in order to maintain the Fund’s net asset value at $1.00 per share.

The tax character of distributions paid during the fiscal years ended April 30, 2007 and April 30, 2006 was as follows:

Premier Institutional Fund
	04/30/2007	04/30/2006
Distributions paid from:
Ordinary income	$923,111,655	$686,644,382
Total taxable distributions	$923,111,655	$686,644,382

Institutional Fund
	04/30/2007	04/30/2006
Distributions paid from:
Ordinary income	$835,404,596	$390,646,870
Long-term capital gains	$—	$34,908
Total taxable distributions	$835,404,596	$390,681,778

Government Fund
	04/30/2007	04/30/2006
Distributions paid from:
Ordinary income	$126,159,022	$99,497,473
Long-term capital gains	$—	$289
Total taxable distributions	$126,159,022	$99,497,762

Treasury Fund
	04/30/2007	04/30/2006
Distributions paid from:
Ordinary income	$68,665,683	$47,133,611
Total taxable distributions	$68,665,683	$47,133,611

Institutional Tax-Exempt Fund
	04/30/2007	04/30/2006
Distributions paid from:
Tax-exempt income	$523,133,359	$395,733,963
Total tax-exempt distributions	$523,133,359	$395,733,963

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	17

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements — Concluded

As of April 30, 2007, the components of accumulated earnings on a tax basis were as follows:

Premier Institutional Fund
Undistributed ordinary income — net	$2,703,336
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$2,703,336

Capital loss carryforward	$(2,691,836	) *
Post October loss	(3,317,669)
Unrealized losses — net	(8,108	)**
Total accumulated losses — net	$(6,017,613)

*	On April 30, 2007, the Fund had a net capital loss carryforward of $2,691,836 which expires in 2014.

**	Represents a book-basis to tax-basis difference due to the deferral of losses on wash sales.

Institutional Fund
Undistributed ordinary income — net	$515
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$515

Capital loss carryforward	$(515	) *
Post October loss	(3,853)
Total accumulated losses — net	$(4,368)

*	On April 30, 2007, the Fund had a net capital loss carryforward of $515 which expires in 2015.

Government Fund
Undistributed ordinary income — net	$—
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$—

Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

Treasury Fund
Undistributed ordinary income — net	$23,963
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$23,963

Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

Institutional Tax-Exempt Fund
Undistributed tax-exempt income — net	$7,007
Undistributed long-term capital gains — net	327,563
Total undistributed earnings — net	$334,570

Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

5. Trustees’ Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Effective January 1, 2005, the Chairman of the Board receives an additional annual retainer in the amount of $20,000 and the Chairman of the Audit Committee receives an additional annual retainer in the amount of $5,000. Trustees’ fees are allocated among the five series of the Trust based on the net assets under management.

18	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Merrill Lynch Funds For
Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds For Institutions Series (the “Trust”), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the “Funds”), each a separate series of the Trust, including the schedules of investments of Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Merrill Lynch Funds For Institutions Series as of April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
June 22, 2007

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	19

Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited)

Merrill Lynch Premier Institutional Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2007, 3.1% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Premier Institutional Fund for the fiscal year ended April 30, 2007:

Interest-Related Dividends for Non-U.S. Residents
Payable Date(s):	May 2006 – December 2006	93.71	%*
	January 2007 – April 2007	92.41	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Institutional Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2007, 1.5% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Institutional Fund for the fiscal year ended April 30, 2007:

Interest-Related Dividends for Non-U.S. Residents
Payable Date(s):	May 2006 – December 2006	93.25	%*
	January 2007 – April 2007	97.02	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Government Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2007, 26.3% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Government Fund for the fiscal year ended April 30, 2007:

Interest-Related Dividends for Non-U.S. Residents
Payable Date(s):	May 2006 – April 2007	100.00	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Treasury Fund

Of the Fund’s ordinary income distributions paid during the fiscal year ended April 30, 2007, 99.91% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

The following information is provided with respect to the ordinary income distributions paid by Treasury Fund for the fiscal year ended April 30, 2007:

Interest-Related Dividends for Non-U.S. Residents
Payable Date(s):	May 2006 – December 2006	99.93	%*
	January 2007 – April 2007	100.00	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Institutional Tax-Exempt Fund

All of the net investment income distributions paid by the Fund during the fiscal year ended April 30, 2007, qualify as tax-exempt interest dividends for Federal income tax purposes.

For Federal income tax purposes, interest income derived from certain tax-exempt bonds (know as Private Activity Bonds) is treated as a tax preference item in computing the alternative minimum tax. In fiscal year 2007, the Fund attributed 17.30% of its earnings to Private Activity Bonds.

20	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited)

State laws vary as to whether and what percentage of the Fund’s dividend income may be exempt from state income tax, often based upon the percentage of the Fund’s income that is derived from investing in obligations issued within that state. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

None of the distributions paid by the Fund during the fiscal year were attributable to taxable capital gains.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	21

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Euro Certificates of Deposit — 2.8%
Deutsche Bank AG	$52,000,000	5.35%	08/07/07	$51,999,342
Societe Generale	500,000,000	5.27	05/11/07	500,000,000
Total Euro Certificates of Deposit (Cost $551,999,342)				551,999,342

Yankee Certificates of Deposit — 7.8%
Banco Bilbao Vizcaya	150,000,000	5.30	07/19/07	150,000,000
Argentaria S.A., NY
BNP Paribas, NY	311,000,000	5.35	07/30/07	311,000,000
	450,000,000	5.27	10/03/07	450,000,000
Depka Bank Plc, NY	26,300,000	5.31	05/09/07	26,300,000
HBOS Treasury	239,275,000	5.27	10/03/07	239,275,000
Services, Plc NY	78,000,000	5.28	10/05/07	78,000,000
Industrial Bank of Japan	111,000,000	5.31	05/10/07	111,000,138
	111,000,000	5.31	05/11/07	111,000,154
Nordea Bank, Finland, NY	52,000,000	5.27	10/03/07	52,000,000
Svenska Handelsbanken	23,650,000	5.30	07/23/07	23,650,000
AB, NY
Total Yankee Certificates of Deposit (Cost $1,552,225,292)				1,552,225,292

Corporate Notes — Variable Rate — 3.9%
ASIF Global	118,000,000	5.34	10/23/07	118,000,000
Financing XXXII (b)
Bank of Ireland (b)	53,800,000	5.32	10/19/07	53,800,000
Lehman Brothers	150,000,000	5.38	09/21/07	150,000,000
Holdings Inc.
Metlife Global	125,500,000	5.41	10/15/07	125,500,000
Funding I (b)	108,000,000	5.35	11/06/07	108,000,000
Northern Rock Plc (b)	215,000,000	5.43	10/08/07	215,000,000
Total Corporate Notes — Variable Rate (Cost $770,300,000)				770,300,000

Medium Term Notes — Variable Rate — 9.7%
Arkle Master Issuer Plc (b)	49,500,000	5.30	11/17/07	49,500,000
Australia and New Zealand	49,720,000	5.32	12/28/07	49,720,000
Banking Group (b)
Caylon, NY	225,000,000	5.27	04/02/08	224,937,849
Cullinan Finance Corp. (b)	250,000,000	5.28	08/15/07	249,992,818
Fifth Third Bancorp (b)	300,000,000	5.32	10/22/07	300,000,000
Holmes Master	50,000,000	5.30	10/15/07	50,000,000
Issuer Plc (b)
HSBC Finance Corp.	247,000,000	5.37	10/23/07	247,000,000
Premier Asset	49,000,000	5.34	05/15/07	49,000,000
Collateralized	150,000,000	5.38	09/14/07	150,000,000
Entity LLC (b)
Sigma Finance Inc.	200,000,000	5.32	09/26/07	199,991,913
Skandinaviska	200,000,000	5.32	10/09/07	200,000,000
Enskilda	47,000,000	5.32	01/08/08	47,000,000
Banken AB (b)
WestPac	124,000,000	5.40	10/11/07	124,000,000
Banking Corporation
Total Medium Term Notes — Variable Rate (Cost $1,941,142,580)				1,941,142,580
Certificates of Deposit — 0.2%
First Tennessee	$52,000,000	5.30%	07/23/07	$52,000,000
Bank, N.A.
Total Certificates of Deposit (Cost $52,000,000)				52,000,000

Extendable Commercial Notes — 3.7%
Citibank Credit	120,000,000	5.25	05/03/07	119,965,000
Card Issuer	71,940,000	5.25	06/21/07	71,404,946
	350,000,000	5.24	07/19/07	345,975,389
Crown Point	61,718,000	5.30	05/08/07	61,654,396
Capital, LLC
Emerald Notes (Bank of	50,000,000	5.26	05/03/07	49,985,389
America Credit Card Trust)	38,400,000	5.25	05/14/07	38,327,200
Monument Gardens	53,046,000	5.26	05/09/07	52,983,995
Funding LLC
Total Extendable Commercial Notes (Cost $740,296,315)				740,296,315

Master Notes — Variable Rate — 5.1%
Genworth Life and Annuity	50,000,000	5.41	10/01/07	50,000,000
Assurance Co. (a)	50,000,000	5.41	11/01/07	50,000,000
Hartford Life	20,000,000	5.40	10/01/07	20,000,000
Insurance Company (a)	50,000,000	5.40	01/01/08	50,000,000
ING USA Annuity	90,000,000	5.43	02/23/08	90,000,000
& Life Insurance Co. (a)
Metlife Insurance	210,000,000	5.37	09/04/07	210,000,000
Company (a)
Morgan Stanley Mortgage	158,946,000	5.48	04/30/08	158,946,000
Capital, Inc (a)
New York Life	220,000,000	5.41	10/15/07	220,000,000
Insurance Company (a)
Transamerica Life	125,000,000	5.38	04/22/08	125,000,000
Insurance Company (a)
Travelers Insurance	35,000,000	5.38	03/03/08	35,000,000
Co. (The) (a)
Total Master Notes — Variable Rate (Cost $1,008,946,000)				1,008,946,000

Commercial Paper — 49.2%
Abbey National N.A. Corp.	63,090,000	5.22	06/06/07	62,760,670
Amstel Funding Corp.	40,400,000	5.23	07/25/07	39,901,116
	86,945,000	5.16	09/28/07	85,075,683
Atlantic Asset	23,265,000	5.28	05/09/07	23,237,703
Securitization Corp	72,745,000	5.28	05/10/07	72,648,977
Atlantis One	231,580,000	5.21	08/07/07	228,298,704
Funding Corp.
Bank of America Corp.	200,000,000	5.24	05/15/07	199,592,833
	477,400,000	5.17	09/05/07	468,692,887
	210,000,000	5.13	09/14/07	205,927,820
Barton Capital LLC	36,301,000	5.28	05/10/07	36,253,083
Bear Steans Co Inc.	52,500,000	5.23	06/07/07	52,217,798
	54,052,000	5.23	06/13/07	53,714,340
	38,145,000	5.18	07/27/07	37,667,488
	55,940,000	5.18	08/10/07	55,127,036
Brahms Funding	66,400,000	5.29	06/21/07	65,902,387
Corporation

See Notes to Financial Statements.

22	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Commercial Paper — (continued)
Cancara Asset	$93,418,000	5.28%	05/11/07	$93,280,987
Securitisation	50,663,000	5.24	05/14/07	50,567,134
	50,663,000	5.24	05/16/07	50,552,386
CC (USA) Inc.	25,000,000	5.23	07/25/07	24,691,285
Chariot Funding LLC	100,140,000	5.27	05/07/07	100,052,044
	37,555,000	5.27	05/08/07	37,516,517
Charta LLC	70,000,000	5.24	05/15/07	69,857,492
	200,000,000	5.24	05/16/07	199,563,750
	59,700,000	5.24	07/19/07	59,014,171
	59,700,000	5.24	07/20/07	59,005,490
Ciesco LLC	34,500,000	5.24	07/24/07	34,078,582
Citigroup Funding Inc.	300,000,000	5.28	05/18/07	299,252,708
	100,000,000	5.24	06/21/07	99,257,667
Clipper Receivables	100,495,000	5.28	05/11/07	100,347,607
Company LLC.
Concord Minuteman	90,445,000	5.30	05/10/07	90,325,160
Capital Co LLC
Countrywide Financial	110,300,000	5.35	05/01/07	110,300,000
Corp.	100,000,000	5.26	05/30/07	99,576,278
CRC Funding LLC	40,810,000	5.26	06/21/07	40,505,898
	22,450,000	5.24	07/24/07	22,175,773
Crown Point Capital LLC	96,828,000	5.25	05/07/07	96,743,276
Cullinan Finance Corp.	65,186,000	5.28	05/04/07	65,157,318
	68,706,000	5.24	05/08/07	68,635,996
	200,000,000	5.24	05/22/07	199,388,667
Curzon Funding LLC	103,000,000	5.24	05/25/07	102,640,530
Depka Bank Plc	150,000,000	5.23	07/20/07	148,256,667
Falcon Asset	83,125,000	5.27	05/08/07	83,039,820
Company LLC
Foxboro Funding LLC	14,285,000	5.30	06/29/07	14,160,919
General Electric	221,000,000	5.19	08/21/07	217,431,587
Capital Corporation
Grampian Funding LLC	120,000,000	5.24	07/23/07	118,551,650
	315,000,000	5.20	08/10/07	310,404,500
	130,000,000	5.15	09/21/07	127,343,179
HBOS Treasury	200,000,000	5.24	05/08/07	199,796,222
Services Plc
Jupiter Securitization	88,130,000	5.27	05/08/07	88,039,691
Company LLC
K2 (USA) LLC	55,800,000	5.25	05/03/07	55,783,741
KittyHawk Funding Corp.	37,091,000	5.24	05/16/07	37,010,018
	88,508,000	5.23	07/19/07	87,492,199
Lake Constance	60,000,000	5.23	06/04/07	59,703,633
Funding LLC	51,000,000	5.23	07/06/07	50,510,995
Landale Funding LLC	128,500,000	5.25	05/15/07	128,237,646
Long Lane	101,341,000	5.24	05/21/07	101,045,985
Master Trust IV
Natexis Banques	300,000,000	5.30	05/01/07	300,000,000
Populaires US
North Sea Funding LLC	19,299,000	5.29	05/15/07	19,259,335
	115,665,000	5.24	07/10/07	114,486,502
	34,125,000	5.24	07/13/07	33,762,403

Commercial Paper — (concluded)
Park Avenue	$89,672,000	5.27%	05/09/07	$89,566,984
Receivables Co LLC
Ranger Funding	76,593,000	5.24	07/30/07	75,590,589
Company LLC
Regency Markets	42,000,000	5.25	05/18/07	41,895,974
	289,775,000	5.28	05/18/07	289,052,494
	135,352,000	5.24	07/20/07	133,775,901
Santander	125,540,000	5.20	07/23/07	124,034,915
Centro Hispanico
Scaldis Capital LLC	150,000,000	5.26	05/23/07	149,517,833
Skandinaviska	60,900,000	5.21	07/25/07	60,151,564
Enskilda Banken	77,180,000	5.21	08/08/07	76,075,265
Societe Generale	94,410,000	5.20	07/23/07	93,279,217
North America Inc.
Solitaire Funding LLC	30,590,000	5.24	05/11/07	30,545,475
	562,100,000	5.24	05/22/07	560,381,848
	100,000,000	5.25	05/23/07	99,679,472
	224,000,000	5.23	06/13/07	222,600,685
	11,000,000	5.23	07/23/07	10,867,361
Swedbank	94,640,000	5.23	06/04/07	94,172,978
Mortgage AB
Tango Finance Corp.	51,100,000	5.23	07/06/07	50,610,036
Thames Asset	96,201,000	5.23	07/09/07	95,236,665
Global Securities	39,880,000	5.24	07/18/07	39,427,229
No 1 Plc
Three Rivers	30,900,000	5.28	05/09/07	30,863,744
Funding Corp.
UBS Financial Del LLC	100,000,000	5.24	05/03/07	99,970,889
	320,000,000	5.23	07/05/07	316,978,222
	50,849,000	5.19	08/06/07	50,137,919
	325,000,000	5.14	08/08/07	320,406,125
Unicredito Italiano	91,910,000	5.24	07/09/07	90,987,798
Versailles CDS LLC	75,000,000	5.28	05/16/07	74,835,000
Vetra Finance Inc.	41,000,000	5.24	07/09/07	40,588,223
Victory Receivables	130,617,000	5.28	05/07/07	130,502,166
Corp.
Westpac Banking	150,000,000	5.15	08/08/07	147,875,625
Securities NZ Ltd
Total Commercial Paper (Cost $9,793,430,129)				9,793,430,129

Commercial Paper — Variable Rate — 1.7%
Morgan Stanley	41,000,000	5.36	05/16/07	41,000,000
	300,000,000	5.36	05/30/07	300,000,000
Total Commercial Paper — Variable Rate (Cost $341,000,000)				341,000,000

Time Deposits — 5.2%
Credit Suisse Cayman	400,000,000	5.31	05/01/07	400,000,000
SunTrust Bank, Cayman	645,151,000	5.25	05/01/07	645,151,000
Total Time Deposits (Cost 1,045,151,000)				1,045,151,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	23

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 8.9%
$80,000,000	Barclays Capital Inc., purchased on 04/30/07 to yield 5.35% to 05/01/07, collateralized by corporate obligations with an aggregate value of $81,600,000, 0% – 7.00% due from 02/28/07 to 02/08/42.	$80,000,000
400,000,000	Barclays Capital Inc., purchased on 04/30/07 to yield 5.36% to 05/01/07, collateralized by corporate obligations with an aggregate value of $408,000,000, 5.85% – 9.125% due from 06/09/08 to 12/15/30.	400,000,000
275,000,000	Deutsche Bank Securities, Inc., purchased on 04/30/07 to yield 5.36% to 05/01/07, collateralized by corporate obligations with an aggregate value of $280,502,699, 0% – 6.625% due from 05/01/08 to 11/10/46.	275,000,000
400,000,000	Goldman Sachs & Company, purchased on 04/30/07 to yield 5.41% to 05/01/07, collateralized by corporate obligations with an aggregate value of $416,000,000, 0% – 14.75% due from 05/15/07 to 02/15/47.	400,000,000
300,000,000	HSBC Securities (USA) Inc., purchased on 04/30/07 to yield 5.37% to 05/01/07, collateralized by corporate obligations with an aggregate value of $306,001,375, 0% – 8.70% due from 05/04/07 to 07/29/08.	300,000,000
325,000,000	JP Morgan Securities Inc., purchased on 04/30/07 to yield 5.41% to 05/01/07, collateralized by corporate obligations with an aggregate value of $338,003,840, 0% – 13.50% due from 04/15/08 to 05/25/46.	325,000,000
Total Collateralized Advancements (Cost $1,780,000,000)		1,780,000,000

Repurchase Agreements — 1.5%
241,000,000	Deutsche Bank Securities, Inc., purchased on 04/30/07 to yield 5.22% to 05/01/07, repurchase price of $241,034,945, collateralized by Federal Home Loan Banks 5.30% – 5.375% due from 09/12/08 to 11/15/17. Fannie Mae’s 4.75% – 6.21% due from 04/21/11 to 06/05/36 and Freddie Mac 4.875% due 09/12/08.	241,000,000
50,000,000	UBS Warburg LLC, purchased on 04/30/07 to yield 5.21% to 05/01/07, repurchase price of $50,007,236, collateralized by Resolution Funding Corporation Strips, 0% due from 04/15/15 to 01/15/18.	50,000,000
Total Repurchase Agreements (Cost $291,000,000)		291,000,000
Total Investments — 99.7% (Cost $19,867,490,658)		19,867,490,658
Other Assets in Excess of Liabilities — 0.3%		50,988,447
Net Assets		$19,918,479,105

Note — Costs for federal income tax purposes is $19,867,498,767.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

Genworth Life and Annuity Assurance Co.
5.41%, 10/01/07	10/02/06	$50,000,000
5.41%, 11/01/07	11/01/06	$50,000,000

Hartford Life Insurance Co.
5.100%, 10/1/07	09/01/06	$20,000,000
5.100%, 01/01/08	12/01/06	$50,000,000

ING USA Annuity and Life Insurance Co.
5.43%, 02/23/08	01/23/07	$90,000,000

Metlife Insurance Co.
5.37%, 09/04/07	09/01/06	$210,000,000

Morgan Stanley Mortgage Capital Inc.
5.48%, 04/30/08	04/30/07	$158,946,000

New York Life Insurance Co.
5.41%, 10/15/07	10/18/06	$87,000,000
5.41%, 10/15/07	11/16/06	$96,000,000
5.41%, 10/15/07	12/06/06	$37,000,000

Transamerica Life Insurance Co.
5.38%, 04/22/08	03/23/07	$125,000,000

Travelers Insurance Co. (The)
5.38%, 03/03/08	03/01/07	$35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,008,946,000 or 5.1% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,765,512,818 or 8.9% of net assets.

See Notes to Financial Statements.

24	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Premier Institutional Portfolio
Statement of Assets and Liabilities

April 30, 2007

Assets:
Investments in securities subject to repurchase agreements	$291,000,000
Investments in other marketable securities	19,576,490,658
Total investments, at amortized cost and value (Note 1a)		$19,867,490,658
Cash		15,782,558
Interest receivable		36,112,379
Total assets		19,919,385,595
Liabilities:
Advisory fee payable (Note 2)		822,446
Accrued expenses		84,044
Total liabilities		906,490
Net Assets applicable to investors’ interests		$19,918,479,105
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals		$19,918,479,105

Merrill Lynch Premier Institutional Portfolio
Statement of Operations

For the Year Ended April 30, 2007

Investment Income:
Interest and discount earned		$943,309,723
Securities lending income (Notes 1f and 2)		53,544
Total income		943,363,267
Expenses:
Investment advisory fee (Note 2)		8,990,588
Accounting and custodian services		379,495
Dividend and transfer agency fees		65,016
Total expense		9,435,099
Net investment income		933,928,168
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	$(3,315,698)
Net unrealized appreciation of investments	19,729,866
Net realized and unrealized gain (loss) from investments		16,414,168
Net Increase in Net Assets Resulting From Operations		$950,342,336

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	25

Merrill Lynch Premier Institutional Portfolio Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase (Decrease) in Net Assets:

Operations:
Net investment income	$933,928,168	$702,445,337
Net realized loss from investment transactions	(3,315,698)	(2,601,711)
Net unrealized appreciation of investments	19,729,866	1,533,720
Net increase in net assets resulting from operations	950,342,336	701,377,346

Capital Transactions:
Contributions from feeders	36,187,816,619	37,905,415,203
Withdrawals from feeders	(34,048,169,963)	(40,537,583,639)
Net increase (decrease) in net assets from capital transactions	2,139,646,656	(2,632,168,436)
Net increase (decrease) in net assets	3,089,988,992	(1,930,791,090)

Net Assets:
Beginning of year	16,828,490,113	18,759,281,203
End of year	$19,918,479,105	$16,828,490,113

Merrill Lynch Premier Institutional Portfolio Supplementary Data	Year Ended April 30,
	2007	2006	2005	2004	2003

Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	5.19%	3.81%	1.80%	1.15%	1.70%
Net Assets, end of year (000)	$19,918,479	$16,828,490	$18,759,281	$45,728,349	$44,595,647

See Notes to Financial Statements.

26	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government & Agency Issues — 1.9%
U.S. Treasury Notes	$18,000,000	4.38%	01/31/08	$17,995,504
Fannie Mae	15,881,000	3.13	05/04/07	15,879,912
	14,965,000	3.38	09/07/07	14,898,369
	14,000,000	4.38	09/07/07	13,982,207
	55,000,000	4.88	01/11/08	54,996,856
	14,200,000	4.96	02/08/08	14,200,000
Federal Home Loan Banks	10,000,000	4.00	06/22/07	9,990,241
	15,000,000	4.00	07/13/07	15,000,000
	18,000,000	4.00	09/07/07	17,944,067
	21,000,000	4.25	09/26/07	20,957,596
	7,000,000	4.56	10/18/07	6,994,251
	8,250,000	3.50	11/27/07	8,189,338
	11,865,000	3.40	02/06/08	11,743,267
Freddie Mac	19,000,000	2.50	05/24/07	18,973,639
	10,000,000	3.00	09/18/07	9,935,430
	25,750,000	4.45	09/28/07	25,750,000
	25,000,000	4.60	10/05/07	25,000,000
	24,445,000	4.63	10/05/07	24,438,948
	25,000,000	4.73	10/19/07	25,000,000
	35,300,000	4.75	10/24/07	35,298,661
Total U.S. Government & Agency Issues (Cost $387,168,286)				387,168,286

Certificates of Deposit — 0.1%
Citibank, N.A. NY	22,600,000	5.30	07/05/07	22,600,000
Total Certificates of Deposit (Cost $22,600,000)				22,600,000

Certificates of Deposit — Variable Rate — 1.6%
Bank of America, N.A.	315,000,000	5.31	08/14/07	315,000,000
Total Certificates of Deposit — Variable Rate (Cost $315,000,000)				315,000,000

Euro Certificates of Deposit — 0.1%
Societe Generale	25,000,000	5.36	05/16/07	25,000,000
Total Euro Certificates of Deposit (Cost $25,000,000)				25,000,000

Yankee Certificates of Deposit — 10.3%
Barclays Bank Plc	200,000,000	5.27	10/02/07	200,000,000
BNP Paribas, NY	100,000,000	5.35	07/30/07	100,000,000
	300,000,000	5.27	10/03/07	300,000,000
Caylon, NY	74,000,000	5.29	09/13/07	73,993,750
Credit Suisse, NY	100,000,000	5.30	06/15/07	100,000,000
Depka Bank Plc, NY	23,700,000	5.31	05/09/07	23,700,000
	142,000,000	5.30	07/05/07	142,000,000
HBOS Treasury	210,000,000	5.27	10/03/07	210,000,000
Services, Plc	76,845,000	5.28	10/05/07	76,845,000
Industrial Bank of Japan	113,000,000	5.31	05/10/07	113,000,141
	113,000,000	5.31	05/11/07	113,000,156
	400,000,000	5.31	05/17/07	400,000,000
Nordea Bank	48,000,000	5.27	10/03/07	48,000,000
Findland Plc, NY
Norinchukin Bank	125,000,000	5.33	05/25/07	125,000,217
Skandinaviska	23,800,000	5.30	07/23/07	23,800,000
Enskilda Banken AB, NY

Yankee Certificates of Deposit — (concluded)
Toronto-Dominion	$55,000,000	5.43%	06/08/07	$55,000,275
Bank, NY
Total Yankee Certificates of Deposit (Cost $2,104,339,539)				2,104,339,539

Yankee Certificates of Deposit — Variable Rate — 0.5%
Barclays Bank Plc, NY	100,000,000	5.28	07/05/07	99,997,375
Total Yankee Certificates of Deposit — Variable Rate (Cost $99,997,375)				99,997,375

Corporate Notes — Variable Rate — 4.4%
ANZ National Ltd. (b)	125,000,000	5.32	10/08/07	125,000,000
ASIF Global	35,000,000	5.34	10/23/07	35,000,000
Financing XXXII (b)
Bank of Ireland (b)	30,200,000	5.32	10/19/07	30,200,000
Canadian Imperial	100,000,000	5.40	03/17/08	100,000,000
Bank of Commerce, NY
General Electric	100,000,000	5.42	10/17/07	100,000,000
Capital Corporation
Goldman Sachs	122,500,000	5.37	09/14/07	122,500,000
Group, Inc (b)
HSBC Finance Corp.	91,000,000	5.37	10/23/07	91,000,000
Metlife Global	28,000,000	5.41	10/15/07	28,000,000
Funding I (b)	37,500,000	5.35	11/06/07	37,500,000
Nationwide	31,500,000	5.43	10/26/07	31,500,000
Building Society (b)
Northern Rock Plc (b)	56,000,000	5.43	10/08/07	56,000,000
Skandinaviska Enskilda	110,000,000	5.32	10/09/07	110,000,000
Banken AB (b)
Westpac	25,000,000	5.40	10/11/07	25,000,000
Banking Corporation
Total Corporate Notes — Variable Rate (Cost $891,700,000)				891,700,000

Medium Term Notes — Variable Rate — 5.2%
Australia and	44,605,000	5.32	12/28/07	44,605,000
New Zealand Banking Group (b)
Caylon, NY	225,000,000	5.27	04/02/08	224,937,849
CC (USA) Inc. (b)	25,000,000	5.35	03/14/08	25,005,696
Lehman Brothers	110,000,000	5.33	06/26/07	110,000,000
Holding Inc.
Links Finance LLC	125,000,000	5.32	06/05/07	124,999,101
Natixis, NY	180,840,000	5.29	03/31/08	180,783,370
Sigma Finance Inc. (b)	175,000,000	5.31	06/12/07	174,997,986
Skandinaviska Enskilda	43,000,000	5.32	01/08/08	43,000,000
Banken AB (b)
Stanfield Victoria	130,000,000	5.32	06/04/07	129,998,208
Finance Ltd.
Total Medium Term Notes — Variable Rate (Cost $1,058,327,210)				1,058,327,210

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	27

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Extendable Commercial Notes — 3.8%
Citibank Credit	$105,000,000	5.25%	05/03/07	$104,969,375
Card Issuer	100,000,000	5.25	05/14/07	99,810,417
	200,000,000	5.25	05/21/07	199,416,667
	69,960,000	5.25	06/21/07	69,439,672
	79,350,000	5.25	07/18/07	78,448,253
Crown Point Capital, LLC	30,000,000	5.30	05/03/07	29,991,167
	72,600,000	5.30	05/11/07	72,493,117
	29,050,000	5.30	05/16/07	28,985,848
Emerald Notes (Bank of	35,350,000	5.25	05/14/07	35,282,982
America Credit Card Trust)	11,650,000	5.25	06/13/07	11,576,945
Monument Gardens	48,300,000	5.26	05/09/07	48,243,543
Funding LLC
Total Extendable Commercial Notes (Cost $778,657,986)				778,657,986

Master Notes — Variable Rate — 4.6%
Genworth Life and Annuity	45,000,000	5.40	10/01/07	45,000,000
Assurance Co. (a)
Hartford Life	80,000,000	5.39	10/01/07	80,000,000
Insurance Company (a)
ING USA Annuity &	30,000,000	5.40	09/18/07	30,000,000
Life Insurance Co. (a)	100,000,000	5.43	02/23/08	100,000,000
Morgan Stanley (a)	147,000,000	5.48	04/30/08	147,000,000
New York Life	45,000,000	5.37	05/25/07	45,000,000
Insurance Company (a)	360,000,000	5.41	10/15/07	360,000,000
Transamerica Life	125,000,000	5.38	04/22/08	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $932,000,000)				932,000,000

Commercial Paper — 55.6%
Abbey National N.A. Corp.	59,040,000	5.22	06/06/07	58,731,811
Alliance & Leicester Plc.	200,000,000	5.23	07/02/07	198,198,556
Allied Irish Banks N.A. Inc.	92,065,000	5.21	08/06/07	90,773,827
Amstel Funding Corp.	41,296,000	5.23	07/25/07	40,786,052
	76,865,000	5.16	09/28/07	75,212,402
Amsterdam	195,000,000	5.27	05/08/07	194,800,369
Funding Corp.
Apreco Inc. LLC	86,319,000	5.23	06/25/07	85,629,287
Aquifer Funding LLC	53,750,000	5.29	05/03/07	53,734,203
Atlantic Asset	31,735,000	5.28	05/09/07	31,697,764
Securitization Corp	73,130,000	5.28	05/10/07	73,033,468
Atlantis One	84,798,000	5.24	05/22/07	84,538,801
Funding Corp.
Atomium Funding Corp.	44,254,000	5.25	05/03/07	44,241,093
Banco Bilbao Vizcaya	67,650,000	5.26	06/04/07	67,314,249
Bank of Ireland	10,000,000	5.24	05/08/07	9,989,821
Bank of America Corp.	100,000,000	5.20	07/25/07	98,771,514
	114,500,000	5.17	09/05/07	112,411,679
Barton Capital LLC	35,945,000	5.28	05/10/07	35,897,553
BASF AG	212,885,000	5.23	07/09/07	210,751,005
Bear Steans Co. Inc.	47,500,000	5.23	06/07/07	47,244,674
	50,000,000	5.23	06/13/07	49,687,653

Commercial Paper — (continued)
Brahms Funding Corp.	$66,380,000	5.29%	06/21/07	$65,882,537
Bryant Park Funding LLC	214,603,000	5.28	05/15/07	214,162,349
Cafco, LLC	18,515,000	5.26	06/18/07	18,385,148
	57,770,000	5.26	06/19/07	57,356,399
	68,000,000	5.26	06/22/07	67,483,351
Cancara Asset	101,280,000	5.28	05/11/07	101,131,456
Securitisation	166,850,000	5.24	07/25/07	164,787,664
CC (USA) Inc.	80,000,000	5.24	07/10/07	79,184,889
Chariot Funding LLC	100,683,000	5.27	05/07/07	100,594,567
	37,757,000	5.27	05/08/07	37,718,310
	75,289,000	5.26	05/15/07	75,134,992
Charta LLC	100,000,000	5.23	06/18/07	99,302,667
	58,250,000	5.24	07/19/07	57,580,829
	58,250,000	5.24	07/20/07	57,572,358
Ciesco LLC	33,650,000	5.24	07/24/07	33,238,965
Citigroup Funding Inc.	150,000,000	5.26	05/16/07	149,671,250
	170,000,000	5.25	05/22/07	169,479,375
	125,000,000	5.24	06/22/07	124,053,889
Clipper Receivables	99,505,000	5.28	05/11/07	99,359,059
Company LLC.
Concord MinuteMen	89,555,000	5.30	05/10/07	89,436,340
Capital Co. LLC	36,630,000	5.25	05/18/07	36,539,275
CRC Funding LLC	105,000,000	5.24	05/15/07	104,786,238
	100,000,000	5.24	05/16/07	99,781,875
	50,000,000	5.27	05/25/07	49,824,333
	39,795,000	5.26	06/21/07	39,498,461
	26,000,000	5.26	06/22/07	25,802,458
	21,900,000	5.24	07/24/07	21,632,492
Crown Point Capital LLC	90,000,000	5.25	05/07/07	89,921,250
	154,209,000	5.24	05/14/07	153,917,202
	111,505,000	5.23	07/05/07	110,452,052
	72,320,000	5.23	07/06/07	71,626,572
Cullinan	64,000,000	5.24	05/08/07	63,934,791
Finance Corp.	51,937,000	5.25	05/21/07	51,785,661
	114,204,000	5.23	06/13/07	113,490,574
Curzon Funding LLC	100,000,000	5.24	05/29/07	99,592,833
Depka Bank Plc	129,844,000	5.23	06/22/07	128,863,101
	100,000,000	5.23	07/20/07	98,837,778
Dorada Finance Inc.	53,500,000	5.24	07/10/07	52,954,894
Eramus Capital Corp.	81,000,000	5.24	06/15/07	80,469,450
Fairway Finance Co. LLC	86,923,000	5.28	05/07/07	86,846,508
	37,150,000	5.23	06/18/07	36,890,941
Falcon Asset	83,564,000	5.27	05/08/07	83,478,370
Company LLC	74,920,000	5.28	05/10/07	74,821,106
Fountain Square	58,431,000	5.23	06/01/07	58,167,850
Commercial Funding Corp
Foxboro Funding LLC	14,490,000	5.30	06/29/07	14,364,138
General Electric	196,000,000	5.19	08/21/07	192,835,253
Capital Corporation
Grampian Funding LLC	100,000,000	5.23	06/26/07	99,186,444
	125,267,000	5.20	07/16/07	123,891,847
	75,000,000	5.24	07/23/07	74,094,781
	103,000,000	5.15	09/21/07	100,894,980

See Notes to Financial Statements.

28	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Commercial Paper — (continued)
Greyhawk Funding LLC	$105,000,000	5.27%	06/07/07	$104,431,279
Jupiter	41,419,000	5.27	05/03/07	41,406,873
Securitization	88,600,000	5.27	05/08/07	88,509,210
Company LLC	113,945,000	5.28	05/11/07	113,777,881
	60,223,000	5.26	05/14/07	60,108,610
	105,500,000	5.26	05/16/07	105,268,779
K2 (USA) LLC	48,500,000	5.25	05/03/07	48,485,868
KittyHawk	33,640,000	5.24	05/16/07	33,566,553
Funding Corp
Lake Constance	207,000,000	5.28	05/16/07	206,544,600
Funding LLC	121,000,000	5.23	06/25/07	120,033,176
	55,000,000	5.23	07/03/07	54,496,613
Landale Funding LLC	100,000,000	5.25	05/15/07	99,795,833
Lexington Parker Capital	151,447,000	5.25	06/08/07	150,607,731
	66,744,000	5.23	07/10/07	66,065,251
Macquarie Bank Limited	46,895,000	5.22	08/13/07	46,188,501
Newport Funding Corp	70,000,000	5.28	05/14/07	69,866,533
Norddeutsche	50,000,000	5.24	05/15/07	49,898,111
Landbank Gironzentale	100,000,000	5.24	05/17/07	99,767,111
Northern Rock Plc	93,400,000	5.23	06/29/07	92,598,973
North Sea Funding LLC	23,960,000	5.25	05/14/07	23,914,576
Old Line Funding LLC	115,535,000	5.28	05/16/07	115,280,823
Park Avenue	53,000,000	5.25	05/01/07	53,000,000
Receivables Co LLC	88,795,000	5.27	05/09/07	88,691,011
	93,800,000	5.28	05/10/07	93,676,184
	164,270,000	5.28	05/14/07	163,956,792
Ranger Funding	66,292,000	5.28	05/15/07	66,155,880
Company LLC	60,670,000	5.25	06/04/07	60,369,464
	76,450,000	5.24	07/30/07	75,449,461
Regency Markets	168,871,000	5.24	05/15/07	168,526,878
	60,000,000	5.25	05/15/07	59,877,617
Santander	111,695,000	5.20	07/23/07	110,355,901
Centro Hispanico
Scaldis Capital LLC	248,050,000	5.27	05/07/07	247,832,129
Skandinaviska Enskilda	69,140,000	5.21	08/08/07	68,150,347
Banken
Societe Generale	84,005,000	5.20	07/23/07	82,998,842
North America Inc.
Solitaire Funding LLC	27,595,000	5.24	05/11/07	27,554,834
	119,566,000	5.25	05/21/07	119,217,598
	66,000,000	5.25	05/23/07	65,788,452
	300,000,000	5.23	06/28/07	297,472,167
	58,850,000	5.23	07/23/07	58,140,383
St George Bank Ltd.	100,000,000	5.24	05/14/07	99,810,778
	100,000,000	5.24	05/15/07	99,796,222
	35,050,000	5.21	08/07/07	34,552,894
Swedbank Mortgage AB	88,560,000	5.23	06/04/07	88,122,981
Tango Finance Corp. LTD	55,450,000	5.25	05/08/07	55,393,395
Three Rivers	31,100,000	5.28	05/09/07	31,063,509
Funding Corp.
UBS Financial	200,000,000	5.24	05/03/07	199,941,778
Del LLC	400,000,000	5.14	08/08/07	394,346,000

Commercial Paper — (concluded)
Unicredito Italiano	$100,000,000	5.23%	07/05/07	$99,055,694
	85,975,000	5.24	07/09/07	85,112,348
	38,395,000	5.21	08/06/07	37,856,009
	35,150,000	5.15	08/10/07	34,642,131
Versailles CDS LLC	100,000,000	5.24	05/14/07	99,810,778
Victory Receivables Corp.	73,338,000	5.28	05/10/07	73,241,194
Windmill Funding	70,000,000	5.27	05/08/07	69,928,338
Corporation
Yorktown Capital LLC	37,075,000	5.28	05/23/07	36,955,485
	36,750,000	5.25	05/29/07	36,599,937
	41,735,000	5.28	05/30/07	41,557,655
Zela Finance Corp.	40,000,000	5.25	05/15/07	39,918,333
Total Commercial Paper (Cost $11,319,677,967)				11,319,677,967

Commercial Paper — Variable Rate — 0.4%
Morgan Stanley	37,000,000	5.36	05/16/07	37,000,000
	50,000,000	5.36	05/30/07	50,000,000
Total Commercial Paper — Variable Rate (Cost $87,000,000)				87,000,000

Time Deposits — 2.1%
SunTrust Bank, Cayman	422,295,000	5.25	05/01/07	422,295,000
Total Time Deposits (Cost $422,295,000)				422,295,000

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 7.8%
$80,000,000	Barclays Capital Inc., purchased on 04/30/07 to yield 5.35% to 05/01/07, collateralized by corporate obligations with an aggregate value of $81,600,000, 5.375% – 7.875% due from 02/01/11 to 03/30/29.	$80,000,000
475,000,000	Barclays Capital Inc., purchased on 04/30/07 to yield 5.36% to 05/01/07, collateralized by corporate obligations with an aggregate value of $484,500,000, 3.875% – 9.00% due from 06/29/07 to 04/01/32.	475,000,000
175,000,000	Citigroup Global Markets Inc., purchased on 04/30/07 to yield 5.41% to 05/01/07, collateralized by corporate obligations with an aggregate value of $181,793,782, 0% – 9.75% due from 09/15/10 to 12/15/36.	175,000,000
200,000,000	Deutsche Bank Securities, Inc., purchased on 04/30/07 to yield 5.36% to 05/01/07, collateralized by corporate obligations with an aggregate value of $204,000,000, 0% – 5.60% due from 08/25/08 to 05/26/37.	200,000,000
100,000,000	Goldman Sachs & Company, purchased on 04/30/07 to yield 5.38% to 05/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.20% – 6.625% due from 08/15/15 to 03/15/35.	100,000,000
185,000,000	Goldman Sachs & Company, purchased on 04/30/07 to yield 5.41% to 05/01/07, collateralized by corporate obligations with an aggregate value of $192,400,000, 0% – 15.00% due from 10/28/09 to 10/15/33.	185,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	29

Merrill Lynch Institutional Portfolio
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — (concluded)
$375,000,000	Morgan Stanley & Co., Inc., purchased on 04/30/07 to yield 5.36% to 05/01/07, collateralized by corporate obligations with an aggregate value of $384,141,242, 0% – 9.49% due from 10/18/07 to 10/25/46.	$375,000,000
Total Collateralized Advancements (Cost $1,590,000,000)		1,590,000,000

Repurchase Agreements — 1.4%
100,000,000	Deutsche Bank Securities, Inc., purchased on 04/30/07 to yield 5.22% to 05/01/07, repurchase price of $100,014,500, collateralized by Federal Home Loan Banks 0% – 5.75% due from 11/03/09 to 08/10/15.	100,000,000
189,000,000	Morgan Stanley & Co., purchased on 04/30/07 to yield 5.23% to 05/01/07, repurchase price of $189,027,405, collateralized by Freddie Mac 0% due 4/18/08 and Federal Home Loan Banks 0% due from 05/02/07 to 07/11/07.	189,000,000
Total Repurchase Agreements (Cost $289,000,000)		289,000,000
Total Investments — 99.8% (Cost $20,322,763,363)		20,322,763,363
Other Assets in Excess of Liabilities — 0.2%		50,147,367
Net Assets		$20,372,910,730

Note — Costs for federal income tax purposes is $20,322,763,363.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Genworth Life and Annuity Assurance Co.
5.100%, 10/01/07	10/02/06	$45,000,000
Hartford Life Insurance Co.
5.39%, 10/01/07	09/01/06	$80,000,000
ING USA Annuity and Life Insurance Co.
5.100%, 09/18/07	08/18/06	$30,000,000
5.43%, 02/23/08	01/23/07	$100,000,000
Morgan Stanley
5.47%, 11/16/06	02/21/07	$147,000,000
New York Life Insurance Co.
5.37%, 05/25/07	05/25/05	$45,000,000
5.41%, 05/25/07	10/18/06	$76,000,000
5.41%, 05/25/07	11/16/06	$86,000,000
5.41%, 05/25/07	12/06/06	$198,000,000
Transamerica Life Insurance Company
5.38%, 04/22/08	03/23/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $932,000,000 or 4.6% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $863,308,682 or 4.2% of net assets.

See Notes to Financial Statements.

30	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Portfolio
Statement of Assets and Liabilities

April 30, 2007

Assets:
Investments in securities subject to repurchase agreements	$289,000,000
Investments in other marketable securities	20,033,763,363
Total investments, at amortized cost and value (Note 1a)		$20,322,763,363
Cash		15,043,614
Interest receivable		36,010,517
Total assets		20,373,817,494
Liabilities:
Advisory fee payable (Note 2)		828,300
Accrued expenses		78,464
Total liabilities		906,764
Net Assets applicable to investors’ interests		$20,372,910,730
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals		$20,372,910,730

Merrill Lynch Institutional Portfolio
Statement of Operations

For the Year Ended April 30, 2007

Investment Income:
Interest and discount earned		$872,430,676
Expenses:
Investment advisory fee (Note 2)		8,242,223
Accounting and custodian services		353,818
Dividend and transfer agency fees		65,016
Total expense		8,661,057
Net investment income		863,769,619
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	$(3,853)
Net unrealized appreciation of investments	6,891,220
Net realized and unrealized gain (loss) from investments		6,887,367
Net Increase in Net Assets Resulting From Operations		$870,656,986

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	31

Merrill Lynch Institutional Portfolio Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase in Net assets:

Operations:
Net investment income	$863,769,619	$408,887,505
Net realized gain (loss) from investment transactions	(3,853)	124,988
Net unrealized appreciation (depreciation) of investments	6,891,220	(2,947,091)
Net increase in net assets resulting from operations	870,656,986	406,065,402

Capital Transactions:
Contributions from feeders	14,417,894,011	12,614,652,561
Withdrawals from feeders	(7,515,794,257)	(9,815,463,887)
Net increase in net assets from capital transactions	6,902,099,754	2,799,188,674
Net increase in net assets	7,772,756,740	3,205,254,076

Net Assets:
Beginning of year	12,600,153,990	9,394,899,914
End of year	$20,372,910,730	$12,600,153,990

Merrill Lynch Institutional Portfolio Supplementary Data	Year Ended April 30,
	2007	2006	2005	2004	2003

Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	5.24%	3.93%	1.87%	1.14%	1.71%
Net Assets, end of year (000)	$20,372,911	$12,600,154	$9,394,900	$10,603,174	$11,662,227

See Notes to Financial Statements.

32	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments

Face Amount	Issue	Value (Note 1a)

Alabama — 2.5%
$65,410,000	Alabama Housing Finance Auth S/F Mortgage Rev (Series H) VRDN 4.09% due 06/01/2009 (a)	$65,410,000
7,500,000	Athens-Limestone County Health Care Auth VRDN 3.94% due 05/01/2015 (a)	7,500,000
10,610,000	Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 3.97% due 06/01/2035 (a)(b)	10,610,000
5,965,000	Birmingham, Alabama Medical Clinic Board Rev (University of Alabama Health Services Foundation — Series A) VRDN 3.97% due 03/01/2031 (a)	5,965,000
1,350,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 3.96% due 06/01/2016 (a)	1,350,000
	Birmingham, Alabama Waterworks & Sewer Board VRDN:
28,290,000	(Eagle 20060132 CL-A) 3.99% due 01/01/2043 (a)(b)	28,290,000
4,795,000	(Floaters — Series 947) 3.97% due 01/01/2033 (a)(b)	4,795,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 4.06% due 11/01/2021 (a)	30,000,000
	Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
21,540,000	(Series A) 4.02% due 05/01/2022 (a)	21,540,000
28,300,000	(Series A) 4.03% due 06/01/2022 (a)	28,300,000
17,800,000	(Series D) 4.10% due 10/01/2022 (a)	17,800,000
35,000,000	Decatur, Alabama IDB Rev VRDN 4.03% due 08/01/2036 (a)	35,000,000
3,700,000	Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth VRDN 4.05% due 10/01/2037 (a)(b)	3,700,000
6,810,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 4.01% due 11/01/2024 (a)	6,810,000
7,000,000	Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College Inc. Project) VRDN 3.96% due 09/01/2026 (a)	7,000,000
20,000,000	Jefferson County, Alabama Sewer Rev (Series C-4) VRDN 3.95% due 02/01/2040 (a)	20,000,000
3,665,000	Limestone County, Alabama Water & Sewer Auth Rev (Putters — Series 1735) VRDN 3.98% due 12/01/2014 (a)(b)	3,665,000
22,800,000	Macon Trust Various States (Alabama Redevelopment Auth Rev — Series 2007-306) VRDN 3.98% due 03/01/2012 (a)(b)	22,800,000
3,530,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 3.97% due 01/01/2023 (a)	3,530,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 4.03% due 09/01/2020 (a)	6,700,000
4,745,000	University of Alabama General Rev VRDN: (Putters — Series 477) 3.98% due 07/01/2012 (a)	4,745,000
43,700,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 4.16% due 06/01/2028 (a)	43,700,000

Alaska — 1.8%
98,150,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.98% due 04/01/2034 (a)(b)	98,150,000

Alaska — (concluded)
$7,315,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.98% due 05/01/2024 (a)(b)	$7,315,000
12,070,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 3.98% due 10/01/2024 (a)(b)	12,070,000
4,965,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.98% due 12/01/2024 (a)(b)	4,965,000
4,990,000	Civic Ventures, Alaska (Merlots — Series D-01) VRDN 3.99% due 09/01/2022 (a)(b)	4,990,000
49,000,000	Valdez, Alaska Marine Term Rev (BP Pipelines Project — Series B) DDN 4.10% due 07/01/2037 (a)	49,000,000
	Valdez, Alaska Marine Term Rev (Philips Project) FXRDN:
44,000,000	(Series A) 3.68% due 06/01/2007	44,000,899
44,485,000	(Series B) 3.68% due 06/01/2007	44,485,000

Arizona — 1.5%
13,700,000	ABN-AMRO Muni Tops — Phoenix, Arizona (Series 2005-54) VRDN 3.99% due 07/01/2013 (a)(b)	13,700,000
2,605,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 3.98% due 09/01/2012 (a)(b)	2,605,000
3,795,000	Arizona Tourism & Sports Auth Tax Rev (Putters — Series 690) VRDN 3.98% due 07/01/2011 (a)(b)	3,795,000
6,770,000	Coconino County, Arizona PCR (Arizona Public Service Co. Project) DDN 4.13% due 11/01/2033 (a)	6,770,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 3.98% due 01/01/2010 (a)(b)	23,000,000
1,218,000	Maricopa County, Arizona IDA S/F Mortgage Rev (Floaters — Series 1165) VRDN 4.00% due 02/01/2008 (a)(b)	1,218,000
5,170,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 3.98% due 01/01/2013 (a)(b)	5,170,000
72,585,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 4.02% due 02/02/2009 (a)(b)	72,585,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust — Series L) VRDN 3.97% due 07/01/2041 (a)(b)	4,675,000
	Phoenix, Arizona Civic Corp. Distribution Rev VRDN:
3,170,000	(Putters — Series 1306) 4.00% due 01/01/2026 (a)(b)	3,170,000
7,614,000	(Series Z-11) 3.98% due 05/08/2034 (a)(b)	7,614,000
8,000,000	Phoenix, Arizona Civic Corp. CP 3.67% due 07/10/20007	8,000,000
18,670,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters — Series 1391) VRDN 4.00% due 12/01/2012 (a)(b)	18,670,000
10,000,000	RBC Municipal Products Inc. Trust (Floaters — Series I-17) Arizona Sports & Tourism Auth VRDN 3.97% due 01/01/2015 (a)(b)	10,000,000
7,650,000	Reset Optional Certificates Trust (Yavapai County, Arizona IDA Waste — ROCS RR II R 683 CE) VRDN 4.01% due 03/01/2028 (a)(b)	7,650,000
22,450,000	Salt River Project Arizona (Series B) CP 3.64% due 05/03/2007	22,450,000
14,000,000	Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 3.99% due 01/01/2037 (a)(b)	14,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	33

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Arkansas — 0.8%
$3,750,000	Arkansas State Development Finance Auth M/F Housing Rev (Chapel Ridge — Series C) VRDN 4.02% due 05/01/2031 (a)	$3,750,000
	Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
44,138,000	(Floaters — Series 1139) 4.00% due 02/01/2008 (a)(b)	44,138,000
5,000,000	(Program E) 4.00% due 01/01/2037 (a)	5,000,000
47,450,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 4.02% due 02/01/2010 (a)(b)	47,450,000
6,875,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Series C) VRDN 4.02% due 06/01/2011 (a)(b)	6,875,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 4.00% due 10/01/2034 (a)	6,650,000

California — 0.6%
20,000,000	Access To Loans For Leasing Student Loan Corp. California Rev (Student Loan Program — Series V-A-2) VRDN 3.98% due 07/01/2040 (a)	20,000,000
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 4.52% due 10/01/2007	32,920,844
32,500,000	UBS Municipal Services (Floaters — 07) VRDN 4.02% due 12/01/2031(a)(b)	32,500,000

Colorado — 2.7%
3,635,000	Arvada, Colorado Water Enterprise Rev VRDN 3.85% due 11/01/2020 (a)	3,635,000
7,245,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 3.98% due 06/15/2015 (a)(b)	7,245,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 4.00% due 09/01/2035 (a)	11,680,000
5,265,000	Colorado Educational & Cultural Facilities Auth Rev (Museum of Contemporary Art — Denver Project) VRDN 4.03% due 04/01/2037 (a)	5,265,000
30,515,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 4.02% due 12/01/2034 (a)	30,515,000
14,950,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 4.05% due 08/01/2035 (a)	14,950,000
14,840,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 4.00% due 07/15/2020 (a)(b)	14,840,000
2,000,000	Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 4.00% due 01/01/2032 (a)	2,000,000
17,000,000	Colorado Springs Utilities Rev (Municipal Securities Trust Receipts — Series SGA-88) DDN 4.04% due 11/15/2028 (a)(b)	17,000,000
5,265,000	Colorado State Board of Governors University Enterprise System Rev (Putters — Series 926) VRDN 3.98% due 03/01/2013 (a)	5,265,000
5,490,000	Denver, Colorado City & County Airport (Merlots — Series A-61) VRDN 4.04% due 11/15/2012 (a)(b)	5,490,000

Colorado — (concluded)
	Denver, Colorado City & County Airport Rev VRDN:
$28,350,000	(Series B) 3.98% due 11/15/2024 (a)	$28,350,000
26,500,000	(Series C-2) 3.98% due 11/15/2025 (a)	26,498,772
6,895,000	Denver, Colorado Convention Center Hotel Auth Rev (ROCS RR II E 618) VRDN 3.98% due 12/01/2035 (a)(b)	6,895,000
	E-470 Public Highway Auth Colorado Rev VRDN:
2,000,000	(Floaters — Series 997) 3.99% due 03/01/2036 (a)(b)	2,000,000
100,000	(Floaters — Series 1064) 3.99% due 10/01/2021 (a)	100,000
1,635,000	(Floaters — Series 1064) 3.99% due 09/01/2029 (a)	1,635,000
7,715,000	(Floaters — Series Z-6) 3.98% due 09/01/2034 (a)(b)	7,715,000
13,860,000	(Floaters — Series Z-13) 3.98% due 05/11/2027 (a)	13,860,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,055,000	(ROCS RR II R 1050) 3.98% due 12/01/2020 (a)(b)	9,055,000
7,870,000	(ROCS RR II R 2002) 3.98% due 12/01/2019 (a)(b)	7,870,000
120,000	El Paso County, Colorado S/F Mortgage Rev (Floaters — Series 1136) VRDN 4.00% due 11/01/2008 (a)(b)	120,000
4,295,000	Erie, Colorado Certificate Partnership VRDN 3.99% due 11/01/2035 (a)	4,295,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 4.02% due 12/01/2034 (a)	5,300,000
6,075,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06) VRDN 4.05% due 12/01/2039 (a)(b)	6,075,000
21,975,000	Lehman Municipal Trust Receipts Various States (Colorado Housing) VRDN 4.08% due 11/01/2036 (a)(b)	21,975,000
36,945,000	Lehman Municipal Trust Receipts Various States (Denver Colorado City & County Airport Rev — Series 07-P17) VRDN 4.05% due 11/15/2016 (a)(b)	36,945,000
12,160,000	Municipal Securities Trust Certificate (Class A) DDN 3.96% due 12/22/2009 (a)(b)	12,160,000
9,720,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 3.96% due 06/02/2008 (a)(b)	9,720,000
35,000,000	Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 3.99 due 11/01/2036 (a)(b)	35,000,000
4,200,000	Summit County, Colorado School District (Putters — Series 646) VRDN 3.98% due 12/01/2012 (a)(b)	4,200,000
15,540,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.97% due 10/01/2021 (a)	15,540,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.99% due 06/01/2030 (a)(b)	4,620,000
5,610,000	(Putters — Series 862) 3.98% due 12/01/2012 (a)(b)	5,610,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 3.98% due 11/15/2040 (a)(b)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 3.97% due 12/01/2028 (a)	10,450,000

See Notes to Financial Statements.

34	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Delaware — 0.7%
$34,805,000	BB & T Municipal Trust Delaware (Floaters — Series 1001) VRDN 4.01% due 08/15/2026 (a)(b)	$34,805,000
3,960,000	Delaware State Solid Waste Auth System Rev (Putters — Series 1660) VRDN 3.98% due 06/01/2014 (a)(b)	3,960,000
	Goldman Sachs Pool Trust Delaware VRDN:
23,205,000	(Floaters — Series 24) 3.98% due 01/01/2027 (a)(b)	23,205,000
1,865,000	(Floaters — Series 25) 3.98% due 11/01/2020 (a)(b)	1,865,000
17,930,603	(Floaters — Series 35) 4.05% due 08/01/2049 (a)(b)	17,930,603
3,044,360	(Floaters — Series 56) 4.02% due 07/01/2048 (a)(b)	3,044,360
21,588,175	(Floaters — Series 2005-1) 4.05% due 06/01/2012 (a)(b)	21,588,175

District of Columbia — 0.6%
5,000,000	District of Columbia Ballpark Rev (Putters — Series 1325) VRDN 3.98% due 02/01/2014 (a)(b)	5,000,000
5,755,000	District of Columbia Housing Finance Agency Rev (Putters — Series 895) VRDN 3.98% due 01/01/2013 (a)	5,755,000
5,385,000	District of Columbia (Merlots — Series B-13) VRDN 3.99% due 06/01/2022 (a)(b)	5,385,000
45,100,000	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP 3.100% due 05/04/2007	45,100,000
22,600,000	Metropolitan Washington D. C. Airports Auth Systems Rev (Eagle 20060009 CL-A) VRDN 4.02% due 10/01/2035 (a)(b)	22,600,000

Florida — 7.0%
5,700,000	Alachua County, Florida Health Facilities Auth Rev (Series A) DDN 4.05% due 12/01/2032 (a)	5,700,000
7,190,000	Bay County, Florida Water System Rev (ROCS RR II R 3037) VRDN 3.98% due 09/01/2022 (a)(b)	7,190,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 3.96% due 01/01/2034 (a)	5,000,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Health First Inc. Project) VRDN 4.05% due 08/01/2014 (a)	5,000,000
15,875,000	Broward County, Florida Health Facilities Auth Rev (John Knox Village Project) DDN 4.15% due 09/01/2032 (a)	15,875,000
20,000,000	Citizens Property Insurance Corp. Florida Municipal Security Trust — Series 67-A) VRDN 3.97% due 03/01/2013 (a)(b)	20,000,000
6,300,000	Collier County, Florida (County Water & Sewer Rev (Floaters — Series 1545) VRDN 3.91% due 07/01/2028 (a)(b)	6,300,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.) VRDN 4.11% due 06/01/2021 (a)	15,250,000
10,000,000	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement 2006-0075) VRDN 3.97% due 12/01/2013 (a)(b)	10,000,000

Florida — (continued)
	Escambia County, Florida Health Facilities Auth Rev
	(Azalea Trace Inc.) DDN:
$9,735,000	(Series A) 4.11% due 11/15/2015 (a)	$9,735,000
25,395,000	(Series B) 4.11% due 11/15/2029 (a)	25,395,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR 11 R 600-CE) VRDN 4.01% due 07/01/2043 (a)(b)	8,000,000
	Florida Local Government Finance Community Pool Loan Program (Series B) CP:
26,075,000	3.100% due 05/01/2007	26,075,000
29,133,000	3.66% due 05/08/2007	29,133,000
16,300,000	3.70% due 08/10/2007	16,300,000
36,785,000	Florida State (Merlots — Series A-22) VRDN 3.100% due 07/01/2027 (a)(b)	36,785,000
4,500,000	Florida State Board of Education Capital Outlay (Eagle 720050057 CL-A) VRDN 3.99% due 06/01/2035 (a)(b)	4,500,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 3.97% due 06/01/2032 (a)(b)	10,100,000
20,000,000	Florida State Board of Education Public Education Municipal Securities Trust (Series SGA 102) VRDN 4.04% due 06/01/2029 (a)(b)	20,000,000
2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic Facilities Rev (Municipal Securities Trust Rcpts — Series SGB 44-A) VRDN 3.97% due 10/01/2031 (a)(b)	2,920,000
30,015,000	Gainesville, Florida Utilities System Rev (Series A) DDN 4.11% due 10/01/2026 (a)	30,015,000
10,000,000	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series C) VRDN 3.98% due 11/15/2021 (a)	10,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 3.96% due 08/15/2037 (a)	6,600,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
10,000,000	3.69% due 05/01/2007	10,000,000
35,960,000	3.66% due 05/08/2007	35,960,000
14,600,000	3.66% due 05/10/2007	14,600,000
18,000,000	Jacksonville, Florida Port Auth Rev VRDN 3.98% due 11/01/2032 (a)	18,000,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 3.98% due 10/01/2012 (a)(b)	5,470,000
18,400,000	Lake County, Florida School Board Certificate Partnership (Eagle 20070005 CL-A) VRDN 3.99% due 06/01/2031 (a)(b)	18,400,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 4.13% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 4.13% due 04/01/2027 (a)	55,605,000
16,500,000	(Series C) 4.02% due 04/01/2018 (a)	16,500,000
12,000,000	Leesburg, Florida Hospital Rev (The Villages Regional Hospital Project) VRDN 3.98% due 07/01/2036 (a)	12,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	35

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Florida — (continued)
$3,100,000	Miami-Dade County, Florida School Board Certificate Partnership (Putters — Series 534) VRDN 3.98% due 08/01/2011 (a)(b)	$3,100,000
	Miami-Dade County, Florida Special Obligation VRDN:
7,960,000	(Series Z-9) 3.98% due 04/17/2015 (a)(b)	7,960,000
990,000	(Series Z-9) 3.98% due 10/01/2035 (a)(b)	990,000
1,820,000	(Series Z-12) 3.98% due 05/15/2015 (a)(b)	1,820,000
15,760,000	Miami-Dade County, Florida Expressway Auth Toll System Rev (Eagle 20060121 CL-A) VRDN 3.99% due 07/01/2037 (a)(b)	15,760,000
	Municipal Securities Trust Certificate (Florida State Board & Education — Class A) DDN:
35,955,000	(Series 2001-115) 4.04% due 01/15/2015 (a)(b)	35,955,000
14,155,000	(Series 2001-131) 4.04% due 08/04/2016 (a)(b)	14,155,000
13,315,000	Municipal Securities Trust Certificate (Class A — Series 2001-160) Florida State Board Education Lottery DDN 4.04% due 05/06/2010 (a)(b)	13,315,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay DDN 4.04% due 01/30/2019 (a)(b)	9,695,000
22,100,000	Municipal Securities Trust Certificate (Collier County School District Board) VRDN 3.97% due 10/18/2018 (a)(b)	22,100,000
10,165,000	Municipal Securities Trust Certificate (Series 2006-285) Alburndale, Florida VRDN 3.97% due 12/06/2010 (a)(b)	10,165,000
13,230,000	Orange County, Florida Health Facilities Auth Rev (Presbyterian Retirement — Series A) VRDN 3.99% due 11/01/2028 (a)	13,230,000
10,000,000	Orange County, Florida Health Facilities Auth Rev (Orlando Regional Healthcare) DDN 4.05% due 10/01/2015 (a)	10,000,000
14,000,000	Orange County, Florida IDA Rev (Foundation Academy Winter Project) VRDN 3.97% due 04/01/2032 (a)	14,000,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 3.99% due 10/01/2035 (a)(b)	6,270,000
6,000,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 3.96% due 08/01/2028 (a)	6,000,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 4.07% due 09/01/2028 (a)	204,985,000
15,450,000	Sarasota County, Florida Retirement Community Rev (Glenridge Palmer Project) DDN 4.06% due 06/01/2036 (a)	15,450,000
25,190,000	South Florida Water Management District Certificate Partnership (ROCS RR II R 746) VRDN 3.97% due 10/01/2036 (a)(b)	25,190,000
	Sunshine State Government Financing Florida Rev (Series J) CP:
24,025,000	3.63% due 05/03/2007	24,025,000
22,980,000	3.64% due 05/04/2007	22,980,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 3.99% due 10/01/2035 (a)(b)	7,375,000

Florida — (concluded)
$2,985,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.98% due 12/01/2012 (a)(b)	$2,985,000
5,645,000	Volusia County, Florida Educational Facilities Auth Rev (ROCS RR II R 440) VRDN 3.99% due 10/15/2013 (a)(b)	5,645,000

Georgia — 3.9%
23,000,000	Albany-Dougherty County, Georgia Hospital Auth Rev (Phoebe Hospital) DDN 4.10% due 09/01/2032 (a)	23,000,000
4,390,000	Albany-Dougherty County, Georgia Hospital Auth Rev VRDN 4.00% due 09/01/2020 (a)(b)	4,390,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 4.05% due 09/01/2029 (a)	16,600,000
30,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 4.05% due 09/01/2031 (a)	30,400,000
14,620,000	Atlanta, Georgia Development Auth Student Housing Rev (Putters — Series 1046) VRDN 3.98% due 09/01/2013 (a)	14,620,000
10,455,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Putters — Series 1690) VRDN 3.97% due 01/01/2013 (a)(b)	10,455,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 4.01% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
7,000,000	(Lindbergh City Center Apartments) 3.99% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.98% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.98% due 11/01/2043 (a)(b)	24,750,000
9,830,000	(Eagle 20060130 CL-A) 3.99% due 11/01/2034 (a)(b)	9,830,000
11,660,000	(Eagle 720050009 CL-A) 3.99% due 11/01/2043 (a)(b)	11,660,000
7,640,000	(Floaters — Series 1273) 3.97% due 11/01/2043 (a)(b)	7,640,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 4.00% due 11/01/2043 (a)(b)	5,260,000
10,000,000	Clayton County, Georgia Development Auth Facilities Rev (Delta Airlines — Series C) VRDN 4.11% due 05/01/2035 (a)	10,000,000
3,900,000	Clayton County, Georgia Housing Auth M/F Rev (Provence Place Apartments Project) VRDN 4.00% due 10/01/2041 (a)	3,900,000
14,785,000	Cobb County, Georgia Development Auth Rev (Presbyterian — Series B) VRDN 4.02% due 07/01/2034 (a)	14,785,000
11,050,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 4.00% due 10/01/2035 (a)	11,050,000

See Notes to Financial Statements.

36	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Georgia — (continued)
$9,510,000	Colquitt County, Georgia Hospital Auth Rev VRDN 4.05% due 03/01/2023 (a)	$9,510,000
2,875,000	Crisp County-Cordele, Georgia IDA Rev VRDN 4.02% due 03/01/2027 (a)	2,875,000
15,785,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 4.37% due 01/01/2023 (a)	15,785,000
12,955,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 3.96% due 09/01/2035 (a)	12,955,000
4,370,000	Dekalb County, Georgia Water & Sewer Rev (ROCS RR II R 9002) VRDN 3.98% due 10/01/2032 (a)(b)	4,370,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse — Atlanta Georgia Development Auth) VRDN 3.97% due 09/01/2013 (a)(b)	5,395,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 4.05% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.96% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 4.00% due 12/15/2014 (a)	7,200,000
	Fulton County, Georgia Water & Sewer Rev VRDN:
1,645,000	(Eagle 720050005 CL-A) 3.99% due 01/01/2035 (a)(b)	1,645,000
4,495,000	(Putters — Series 1474) 3.97% due 07/01/2012 (a)(b)	4,495,000
3,220,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 4.03% due 09/01/2023 (a)	3,220,000
	Gainsville & Hall County, Georgia Development Auth Rev (Senior Living Facilities — Lanier) DDN:
33,875,000	(Series B) 4.11% due 11/15/2033 (a)	33,875,000
4,150,000	(Series C) 4.11% due 11/15/2030 (a)	4,150,000
	Georgia State Local Government Certificate Partnership (Macon Trust — Series 2002-0) VRDN:
4,515,000	4.00% due 12/01/2022 (a)(b)	4,515,000
6,715,000	4.00% due 06/01/2028 (a)(b)	6,715,000
2,580,000	Georgia State (ROCS RR II R 601) VRDN 3.98% due 07/01/2018 (a)(b)	2,580,000
7,160,000	Georgia State Housing & Finance Auth Rev (Merlots — Series B-11) VRDN 4.04% due 12/01/2036 (a)(b)	7,160,000
	Gwinnett County, Georgia Development Auth Certificate Partnership VRDN:
33,405,000	(Putters — Series 1655) 3.98% due 07/01/2016 (a)(b)	33,405,000
2,750,000	(ROCS RR II R 6009) 3.98% due 01/01/2021 (a)(b)	2,750,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 4.10% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.96% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 3.98% due 02/01/2029 (a)(b)	16,640,000

Georgia — (concluded)
	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — Regional D) VRDN:
$6,600,000	4.05% due 01/01/2030 (a)(b)	$6,600,000
8,060,000	4.05% due 03/01/2037 (a)(b)	8,060,000
19,875,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) VRDN 3.98% due 07/01/2021 (a)(b)	19,875,000
	Municipal Electric Auth Georgia CP:
43,538,000	(Series A) 3.80% due 05/11/2007	43,538,000
40,000,000	(Series B) 3.80% due 05/11/2007	40,000,000
9,215,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 4.00% due 10/01/2032 (a)	9,215,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University — Series C) VRDN 4.00% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.) DDN 4.05% due 03/01/2024 (a)	10,200,000
5,885,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters — Series 1342) VRDN 3.98% due 07/01/2013 (a)(b)	5,885,000
1,475,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 4.10% due 12/01/2011 (a)	1,475,000
Hawaii — 0.5%
	Hawaii State VRDN:
14,240,000	(ROCS RR II R 6062) 3.98% due 03/01/2026 (a)(b)	14,240,000
1,980,000	(ROCS RR II R 6504) 3.98% due 10/01/2024 (a)(b)	1,980,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 3.98% due 07/01/2009 (a)(b)	15,000,000
	Honolulu, Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.99% due 07/01/2024 (a)(b)	7,500,000
3,072,500	(Floaters — Series 1115) 3.97% due 07/01/2023 (a)(b)	3,072,500
26,250,000	Honolulu, Hawaii City & County Wastewater System Rev (Putters — Series 1475) VRDN 3.97% due 07/01/2014 (a)(b)	26,250,000
9,435,000	Lehman Municipal Trust Receipts Various States (Hawaii State Airport System Rev — Floaters — Series P-21) VRDN 4.05% due 07/01/2017 (a)(b)	9,435,000
Idaho — 0.1%
4,075,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 3.96% due 11/01/2021 (a)	4,075,000
5,940,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) DDN 4.13% due 05/01/2032 (a)	5,940,000
4,680,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments II Development) DDN 4.16% due 04/01/2033 (a)	4,680,000
985,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 4.08% due 08/01/2012 (a)	985,000
Illinois — 6.7%
10,000,000	ABN-AMRO Muni Tops — Illinois (Certificate Trust 2006-44) VRDN 3.99% due 07/01/2014 (a)(b)	10,000,000
1,860,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 4.10% due 10/01/2018 (a)	1,860,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	37

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (continued)
$5,236,000	Aurora, Illinois S/F Mortgage Rev (Floaters — Series 1543) VRDN 4.00% due 06/01/2045 (a)(b)	$5,236,000
	Chicago, Illinois VRDN:
4,800,000	(Eagle 20030006 CL-A) 3.99% due 01/01/2042 (a)(b)	4,800,000
2,265,000	(Floaters — Series 1110) 3.97% due 01/01/2034 (a)(b)	2,265,000
19,635,000	(Putters — Series 1277) 3.98% due 01/01/2014 (a)(b)	19,635,000
	Chicago, Illinois Board Education VRDN:
2,360,000	(Eagle 720050058 CL-A) 3.99% due 12/01/2031 (a)(b)	2,360,000
2,075,000	(Series Z-8) 3.98% due 10/28/2025 (a)(b)	2,075,000
	Chicago, Illinois IDR VRDN:
7,000,000	(Enterprise Center VIII Project) 4.01% due 06/01/2022 (a)	7,000,000
2,000,000	(Trendler Components Inc. Project) 4.06% due 11/01/2017 (a)	2,000,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 4.01% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
6,200,000	(Eagle 20060056 CL-A) 3.99% due 01/01/2033 (a)(b)	6,200,000
31,680,000	(Eagle 720053025 CL-A) 3.98% due 01/03/2033 (a)(b)	31,680,000
5,207,500	(Floaters — Series 1284) 3.97% due 01/01/2033 (a)(b)	5,207,500
5,275,000	(Merlots — Series D-12) 3.99% due 01/01/2025 (a)(b)	5,275,000
7,375,000	(Putters — Series 670) 4.02% due 01/01/2012 (a)	7,375,000
4,110,000	(ROCS RR II R 239) 4.01% due 01/01/2022 (a)(b)	4,110,000
15,810,000	(ROCS RR II R 494) 3.98% due 01/01/2026 (a)(b)	15,810,000
7,500,000	(ROCS RR II R 522) 3.98% due 01/01/2023 (a)(b)	7,500,000
	Chicago, Illinois Park District VRDN:
7,060,000	(Merlots — Series A-61) 3.99% due 01/01/2021 (a)(b)	7,060,000
11,375,000	(Putters — Series 521) 3.98% due 07/01/2012 (a)	11,375,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots — Series AAA) VRDN 3.99% due 01/01/2034 (a)(b)	22,470,000
3,600,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 4.08% due 12/01/2015 (a)	3,600,000
	Chicago, Illinois Wastewater Transmission Rev VRDN:
9,200,000	(ROCS RR II R 720) 3.96% due 01/01/2036 (a)(b)	9,200,000
2,380,000	(Series O) 3.96% due 01/01/2030 (a)(b)	2,380,000
5,325,000	Chicago, Illinois Water Rev (Putters — Series 1419) VRDN 3.98% due 05/01/2014 (a)(b)	5,325,000
3,600,000	Cook County, Illinois (Putters — Series 559) VRDN 3.98% due 05/15/2012 (a)	3,600,000
1,750,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 4.08% due 05/01/2017 (a)	1,750,000
2,785,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 3.98% due 01/01/2025 (a)(b)	2,785,000
10,840,000	Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.99% due 04/01/2022 (a)(b)	10,840,000

Illinois — (continued)
	Eagle Tax-Exempt Trust — Metropolitan Pier & Exposition (Series 02-6001) VRDN:
$5,000,000	3.99% due 12/15/2028 (a)(b)	$5,000,000
6,150,000	3.99% due 06/15/2042 (a)(b)	6,150,000
3,975,000	Eclipse Funding Trust 2006-0005 (Solar Eclipse — Illinois State) VRDN 3.63% due 04/01/2027 (a)(b)	3,975,000
2,285,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN 4.20% due 06/01/2025 (a)	2,285,000
1,675,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 4.15% due 02/01/2021 (a)	1,675,000
16,500,000	Illinois Educational Facilities Auth Rev (Concordia University River Project) VRDN 4.11% due 10/01/2031 (a)	16,500,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
12,500,000	(Series B) 3.96% due 11/01/2038 (a)	12,500,000
25,300,000	(Series C) 3.96% due 11/01/2038 (a)	25,300,000
10,680,000	Illinois Finance Auth Rev (Clare Oaks — Series C) VRDN 3.98% due 11/01/2040 (a)	10,680,000
5,445,000	Illinois Finance Auth Rev (Eagle 20060115 CL-A) VRDN 3.99% due 12/01/2042 (a)(b)	5,445,000
13,995,000	Illinois Finance Auth Rev (Floaters 06-2001) VRDN 3.97% due 07/01/2009 (a)(b)	13,995,000
7,000,000	Illinois Finance Auth Rev (Mercy Alliance Project) VRDN 3.97% due 02/15/2035 (a)	7,000,000
29,500,000	Illinois Finance Auth Rev (Northwestern Member — Series B-1) DDN 4.02% due 08/15/2038 (a)	29,500,000
9,700,000	Illinois Finance Auth Rev (Rest Haven Christian Service — Series B) VRDN 3.97% due 11/15/2034 (a)	9,700,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
43,545,000	(Series B) 4.12% due 11/01/2027 (a)	43,545,000
46,510,000	(Series C) 4.12% due 11/01/2027 (a)	46,510,000
30,000,000	Illinois Health Facilities Auth Rev (Evanston Northwestern Corp.) CP 3.100% due 05/17/2007	30,000,000
23,425,000	Illinois Health Facilities Auth Rev (Little Co of Mary Hospital) VRDN 3.96% due 08/15/2029 (a)	23,425,000
18,875,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 4.11% due 10/01/2022 (a)	18,875,000
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
1,060,000	(Series B) 4.11% due 06/01/2032 (a)	1,060,000
58,040,000	(Series B) 4.11% due 07/01/2032 (a)	58,040,000
30,000,000	(Series C) 4.02% due 08/15/2032 (a)	30,000,000
10,000,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.95% due 10/01/2010 (a)	10,000,000
	Illinois State VRDN:
4,295,000	(Merlots — Series A-124) 3.99% due 11/01/2026 (a)(b)	4,295,000
4,965,000	(Merlots — Series B-05) 3.99% due 07/01/2022 (a)(b)	4,965,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 4.04% due 08/01/2024 (a)(b)	28,900,000

See Notes to Financial Statements.

38	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (continued)
	Illinois State Toll Highway Auth Rev VRDN:
$6,925,000	(Putters — Series 1014) 3.98% due 07/01/2013 (a)(b)	$6,925,000
21,000,000	(Putters — Series 1355) 3.98% due 01/01/2014 (a)(b)	21,000,000
6,170,000	(ROCS RR II R 606) 3.97% due 01/01/2031 (a)(b)	6,170,000
7,390,000	(ROCS RR II R 4073) 3.98% due 01/01/2023 (a)(b)	7,390,000
	Illinois Student Assistance Loan Rev (Series A) VRDN:
4,300,000	3.97% due 09/01/2031 (a)	4,300,000
5,350,000	3.97% due 09/01/2032 (a)	5,350,000
17,500,000	3.97% due 09/01/2034 (a)	17,500,000
3,165,000	Kane Cook & Du Page Counties, Illinois School District (Putters — Series 1469) VRDN 3.98% due 01/01/2018 (a)(b)	3,165,000
5,800,000	Lake County, Illinois Community School District (Putters — Series 329) VRDN 4.00% due 12/01/2014 (a)(b)	5,800,000
855,000	Macon County, Illinois Rev (Millikin University) VRDN 3.96% due 10/01/2031 (a)	855,000
	McHenry County, Illinois (Community Unit School District — Woodstock) VRDN:
5,390,000	(Putters — Series 1362) 3.98% due 01/15/2020 (a)(b)	5,390,000
3,300,000	(Putters — Series 1363) 3.98% due 01/15/2020 (a)(b)	3,300,000
2,460,000	(ROCS RR II R 690) 3.99% due 01/15/2026 (a)(b)	2,460,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(Eagle 20040030 CL-A) 3.99% due 06/15/2042 (a)(b)	3,500,000
2,595,000	(Floaters — Series Z-6) 3.98% due 12/15/2032 (a)(b)	2,595,000
7,525,000	(Floaters — Series Z-9) 3.98% due 12/15/2034 (a)(b)	7,525,000
6,430,000	(Floaters — Series Z-28) 3.98% due 12/15/2029 (a)(b)	6,430,000
20,705,000	(Floaters — Series Z-37) 3.98% due 12/15/2030 (a)(b)	20,705,000
970,000	(Putters — Series 1508) 4.00% due 12/15/2024 (a)(b)	970,000
15,710,000	(Series Z-5) 3.98% due 04/03/2034 (a)(b)	15,710,000
39,896,354	Morgan Keegan Municipal Products Inc. (Aurora Illinois S/F Mortgage Rev — Series B) VRDN 4.02% due 06/01/2045 (a)(b)	39,896,354
12,495,000	Municipal Securities Trust Certificates (Class A — Series 2001-124) VRDN 4.04% due 08/20/2014 (a)(b)	12,495,000
11,395,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas Light & Coke Co. — Series 2006-253) VRDN 3.97% due 05/12/2014 (a)(b)	11,395,000
10,265,000	Municipal Securities Trust Certificates (Chicago, Illinois Board of Education — Series 2005-237) VRDN 3.98% due 01/04/2024 (a)(b)	10,265,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport Class A — Series 93) DDN 4.05% due 10/04/2012 (a)(b)	12,100,000

Illinois — (concluded)
	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport) VRDN:
$8,505,000	(Series 2005-248) 3.97% due 12/18/2013 (a)(b)	$8,505,000
17,500,000	(Series 7016) 3.97% due 01/01/2033 (a)(b)	17,500,000
	Municipal Securities Trust Certificates (Regional Transportation Auth) VRDN:
2,160,000	(Merlots — Series A-41) 3.99% due 06/01/2017 (a)(b)	2,160,000
5,200,000	(Series O) 3.96% due 06/01/2033 (a)(b)	5,200,000
8,200,000	(Series 9044) 3.97% due 03/29/2011 (a)(b)	8,200,000
12,500,000	RBC Municipal Products Inc. Trust Various States (Floaters — Series 28-I) VRDN 4.01% due 11/01/2014 (a)(b)	12,500,000
4,418,500	Schaumburg, Illinois (Floaters — Series 1345) VRDN 3.97% due 12/01/2038 (a)(b)	4,418,500
4,055,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.98% due 04/01/2012 (a)(b)	4,055,000
	Will County, Illinois Community School District VRDN:
11,460,000	(Floaters — Series Z-13) 3.98% due 11/09/2021 (a)(b)	11,460,000
100,000	(Series Z-10) 3.98% due 04/15/2020 (a)(b)	100,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill) VRDN 4.01% due 02/15/2031 (a)	12,905,000

Indiana — 2.6%
1,025,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 4.11% due 11/01/2014 (a)	1,025,000
6,960,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 3.98% due 07/15/2013 (a)(b)	6,960,000
6,275,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 3.98% due 07/15/2013 (a)	6,275,000
425,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 4.30% due 12/01/2008 (a)	425,000
13,000,000	Clipper Tax-Exempt Certificate Trust (Certificate Partnership Indiana — Series 2007-2) VRDN 3.97% due 01/01/2018 (a)(b)	13,000,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 4.10% due 10/01/2018 (a)	2,000,000
6,625,000	Cross Point, Indiana Multi-School Bldg Corp. (Putters — Series 1056) VRDN 3.98% due 07/15/2013 (a)	6,625,000
1,600,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 4.05% due 04/01/2018 (a)	1,600,000
3,455,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.98% due 12/01/2023 (a)(b)	3,455,000
2,335,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 4.12% due 08/01/2012 (a)(b)	2,335,000
6,085,000	Fort Wayne, Indiana EDR (Nemcomed Project) VRDN 4.06% due 11/01/2021 (a)	6,085,000
50,600,000	Indiana Board Bank Rev BAN 4.25% due 01/31/2008	50,820,958
14,915,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 4.11% due 01/01/2035 (a)	14,915,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	39

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Indiana — (continued)
$8,500,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 4.11% due 12/01/2029 (a)	$8,500,000
28,560,000	Indiana Housing & Community Development Auth S/F Mortgage Rev (Putters — Series 1397) VRDN 4.02% due 07/01/2013 (a)(b)	28,560,000
8,490,000	Indiana Municipal Power Agency (Power Supply System Rev — ROCS RR II R 592) VRDN 3.97% due 01/01/2032 (a)(b)	8,490,000
40,250,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.99% due 12/01/2038 (a)	40,250,000
8,460,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 4.11% due 09/01/2026 (a)	8,460,000
865,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 4.06% due 01/01/2020 (a)	865,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 4.10% due 12/01/2032 (a)	19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 4.31% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
12,500,000	(Series A) 4.00% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 4.01% due 10/01/2025 (a)	7,000,000
2,950,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 4.01% due 01/01/2026 (a)	2,950,000
11,500,000	Indiana State Housing & Community Development Auth S/F Rev (Series E-2) VRDN 3.62% due 12/20/2007 (a)	11,500,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,317,000	(Floaters — Series 942-D) 3.97% due 12/01/2022 (a)(b)	2,317,000
4,070,000	(Merlots — Series B-21) 3.99% due 12/01/2022 (a)(b)	4,070,000
6,290,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.98% due 08/01/2021 (a)(b)	6,290,000
3,820,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 4.01% due 06/01/2035 (a)	3,820,000
47,000,000	Indianapolis, Indiana Gas Utility Rev CP 3.70% due 05/02/2007	47,000,000
	Indianapolis, Indiana Local Public Bond Bank VRDN:
4,250,000	(Floaters — Series Z-7) 3.98% due 09/09/2019 (a)(b)	4,250,000
16,800,000	(Putters — Series 1424) 4.02% due 01/01/2014 (a)(b)	16,800,000
2,155,000	Kendallville, Indiana EDR (Bollhoff Rivut Project) VRDN 4.06% due 02/01/2025 (a)	2,155,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 4.06% due 08/01/2017 (a)	8,100,000
8,175,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.98% due 01/15/2023 (a)(b)	8,175,000

Indiana — (concluded)
$5,700,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 3.98% due 07/15/2013 (a)(b)	$5,700,000
5,510,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 3.98% due 07/15/2013 (a)(b)	5,510,000
5,140,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.98% due 01/15/2013 (a)(b)	5,140,000
1,500,000	Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 4.02% due 02/01/2028 (a)	1,500,000

Iowa — 1.3%
36,695,000	Iowa City, Iowa Rev (Act Inc.) DDN 4.16% due 04/01/2032 (a)	36,695,000
2,500,000	Iowa Finance Auth EDR (Monarch Manufacturing Co. Project) DDN 4.12% due 03/01/2016 (a)	2,500,000
5,000,000	Iowa Finance Auth Health Facilities Rev (Care Initiatives Project) DDN 4.11% due 11/01/2036 (a)	5,000,000
	Iowa Finance Auth Retirement Community Rev (Series B) DDN:
1,635,000	(Deerfield Retirement) 3.95% due 12/01/2033 (a)	1,635,000
6,500,000	(Wesley Retirement) 3.95% due 12/01/2033 (a)	6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	4.11% due 06/01/2033 (a)	13,150,000
14,500,000	4.11% due 10/01/2033 (a)	14,500,000
5,760,000	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN 4.07% due 12/01/2012 (a)	5,760,000
5,000,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — University of Dubuque) VRDN 4.06% due 04/01/2035 (a)	5,000,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
6,330,000	4.11% due 10/01/2024 (a)	6,330,000
9,680,000	4.11% due 10/01/2033 (a)	9,680,000
20,050,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — St. Ambrose) DDN 4.06% due 04/01/2033 (a)	20,050,000
5,440,000	Iowa Higher Educational Loan Auth Rev (University Dubuque — Series C) RAN 5.00% due 05/24/2007	5,443,462
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.98% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.98% due 09/01/2016 (a)	19,500,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth Hospital Facilities Rev Health System — Series 26) VRDN 3.97% due 06/01/2010 (a)(b)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 3.99% due 06/01/2046 (a)(b)	11,810,000
7,200,000	Wapello County, Iowa Rev (Ottumwa Regional Health Center) VRDN 3.60% due 10/01/2031 (a)	7,200,000

Kansas — 0.7%
7,600,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 3.98% due 09/01/2010 (a)(b)	7,600,000
5,135,000	Johnson County, Kansas School District Shawnee Mission (Putters — Series 512) VRDN 3.98% due 10/01/2012 (a)(b)	5,135,000

See Notes to Financial Statements.

40	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Kansas — (concluded)
$4,160,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 3.98% due 03/01/2019 (a)(b)	$4,160,000
	Kansas State Development Finance Auth Lease Rev DDN:
3,100,000	(Series 1-J) 4.06% due 12/01/2018 (a)	3,100,000
17,200,000	(Series 2-J) 4.06% due 12/01/2034 (a)	17,200,000
3,440,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 4.10% due 12/01/2018 (a)	3,440,000
8,475,000	Lehman Municipal Trust Receipts Various States (Sedgwick & Shawnee Counties — Series 06-K54) VRDN 4.05% due 12/01/2038 (a)(b)	8,475,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 4.02% due 04/15/2035 (a)	4,200,000
8,500,000	Lenexa, Kansas Rev (Floaters — Series 302) VRDN 3.97% due 02/01/2012 (a)(b)	8,500,000
15,775,000	Olathe, Kansas Health Facilities Rev (Olathe Medical Center — Series A) DDN 4.06% due 09/01/2032 (a)	15,775,000
35,195,000	University of Kansas Hospital Auth Health Facilities Rev DDN 4.06% due 09/01/2034 (a)	35,195,000

Kentucky — 2.7%
945,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 4.10% due 11/01/2018 (a)	945,000
2,400,000	Carroll County, Kentucky PCR CP 3.77% due 05/30/2007	2,400,000
1,955,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 4.00% due 11/01/2018 (a)	1,955,000
1,030,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 4.10% due 08/01/2020 (a)	1,030,000
3,810,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 4.00% due 04/01/2020 (a)	3,810,000
12,445,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.97% due 11/15/2011 (a)(b)	12,445,000
	Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP:
22,500,000	3.64% due 05/03/2007	22,500,000
31,000,000	(Series 92-A) 3.72% due 05/29/2007	31,000,000
35,200,000	(Series 93-A) 3.70% due 05/29/2007	35,200,000
40,600,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 4.04% due 07/01/2032 (a)	40,600,000
4,090,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 4.00% due 06/01/2023 (a)	4,090,000
2,850,000	Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN 4.22% due 07/01/2035 (a)	2,850,000
4,803,000	Kentucky State Turnpike Auth EDR (Floaters —Series 1061) VRDN 3.88% due 07/01/2018 (a)(b)	4,803,000

Kentucky — (concluded)
$2,750,000	Lehman Municipal Trust Rcpts (Kentucky Housing Corp. — Floaters — Series 06) VRDN 4.05% due 07/01/2037 (a)(b)	$2,750,000
5,017,500	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev — Floaters — Series 1517) VRDN 3.97% due 05/15/2038 (a)(b)	5,017,500
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.77% due 05/30/2007	7,400,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.77% due 05/30/2007	2,400,000
	Pendleton County, Kentucky Multi-County Lease Rev CP:
23,000,000	3.67% due 05/04/2007	23,000,000
30,000,000	3.73% due 05/11/2007	30,000,000
40,350,000	Shelby County, Kentucky Lease Rev (Series A) DDN 4.02% due 09/01/2034 (a)	40,350,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.64% due 05/03/2007	27,500,000
30,000,000	3.70% due 05/29/2007	30,000,000
30,000,000	3.71% due 05/29/2007	30,000,000
35,000,000	3.68% due 06/12/2007	35,000,000

Louisiana — 3.8%
4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 4.00% due 06/01/2025 (a)	4,500,000
6,000,000	Eagle Tax-Exempt Trust — New Orleans, Louisiana VRDN 4.02% due 12/01/2021 (a)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters — Series 996) VRDN 4.02% due 06/02/2008 (a)(b)	3,620,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,060,000	(ROCS RR II R 4038) 4.01% due 07/15/2023 (a)(b)	8,060,000
10,525,000	(ROCS RR II R 4060) 4.01% due 07/15/2022 (a)(b)	10,525,000
5,000,000	Jefferson, Louisiana Sales Tax Rev VRDN 3.80% due 12/01/2022 (a)	5,000,000
12,000,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 3.98% due 12/01/2008 (a)(b)	12,000,000
13,935,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 3.99% due 11/01/2028 (a)(b)	13,935,000
	Lake Charles, Louisiana Harbor & Rev (Conoco Inc. Project) VRDN:
20,900,000	(Series A) 3.99% due 09/01/2029 (a)	20,900,000
3,400,000	(Series B) 4.05% due 09/01/2012 (a)	3,400,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
8,708,500	(Floaters — Series 1069) 4.02% due 12/01/2047 (a)(b)	8,708,500
19,907,839	(Floaters — Series 1224) 4.00% due 12/01/2047 (a)	19,907,839
45,025,000	Louisiana Housing Finance Agency M/F Rev (Floaters — Series 1556) VRDN 4.00% due 12/01/2041 (a)(b)	45,025,000
6,000,000	Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 4.00% due 09/15/2040 (a)(b)	6,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	41

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Louisiana — (concluded)
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (BASF Corp. Project) VRDN:
$4,000,000	4.05% due 12/01/2036 (a)	$4,000,000
10,000,000	4.05% due 12/01/2037 (a)	10,000,000
2,360,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 4.00% due 08/01/2034 (a)	2,360,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	4.03% due 12/01/2038 (a)	18,650,000
3,400,000	4.03% due 12/01/2039 (a)	3,400,000
13,000,000	Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 4.16% due 12/01/2040 (a)	13,000,000
	Louisiana Public Facilities Auth VRDN:
6,550,000	(Putters — Series 1753) 3.98% due 01/01/2015 (a)(b)	6,550,000
3,050,000	(Putters — Series 1754) 3.98% due 01/01/2015 (a)(b)	3,050,000
	Louisiana State Gas & Fuels Tax Rev VRDN:
56,430,000	(Eagle 0060030 CL-A) 3.98% due 05/01/2035 (a)(b)	56,430,000
9,900,000	(Eagle 20060073 CL-A) 3.99% due 05/01/2035 (a)(b)	9,900,000
6,490,000	(Eagle 20060137 CL-A) 3.97% due 05/01/2036 (a)(b)	6,490,000
9,900,000	(Eagle 20060148 CL-A) 3.99% due 05/01/2036 (a)(b)	9,900,000
23,735,000	(Eagle 20060150 CL-A) 3.99% due 05/01/2036 (a)(b)	23,735,000
30,000,000	(Eagle 720050038 CL-A) 3.99% due 05/01/2035 (a)(b)	30,000,000
31,635,000	(Floaters — Series 1127) 3.97% due 05/01/2035 (a)(b)	31,635,000
7,495,000	(Putters — Series 1065) 3.98% due 05/01/2013 (a)(b)	7,495,000
25,870,000	(Putters — Series 1065) 3.98% due 05/01/2014 (a)(b)	25,870,000
58,650,000	Louisiana State Municipal National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 3.98% due 03/15/2014 (a)(b)	58,650,000
11,105,000	Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 3.93% due 07/01/2032 (a)	11,105,000
38,800,000	Morgan Keegan Municipal Product Inc. (New Orleans Louisiana S/F Mortgage Rev) VRDN 4.02% due 12/01/2041 (a)(b)	38,800,000
11,900,000	Morgan Keegan Municipal Product Inc. (Various States Trust Receipts — Series A) VRDN 4.02% due 02/01/2011 (a)(b)	11,900,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.72% due 07/12/2007	20,000,000

Maine — 0.3%
910,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.97% due 10/01/2011 (a)	910,000
5,600,000	Lehman Municipal Trust Rcpts Various States (Floaters — Series 06) VRDN 4.08% due 11/15/2036 (a)(b)	5,600,000

Maine — (concluded)
$2,400,000	Maine Finance Auth Rev (Dearborn Precision Tubular) VRDN 4.01% due 12/01/2013 (a)	$2,400,000
23,185,000	Maine Finance Auth Rev (Jackson Lab Issue — Series 2002) VRDN 4.00% due 07/01/2031 (a)	23,185,000
	Maine State Housing Auth Mortgage FXRDN:
4,500,000	(Series B) 3.75% due 05/08/2007	4,500,000
14,000,000	(Series H) 3.62% due 12/17/2007	14,000,000

Maryland — 0.7%
14,000,000	Anne Arundel County, Maryland (Series 97-A) CP 3.80% due 08/07/2007	14,000,000
5,125,000	Anne Arundel County, Maryland Rev (Mountain Ridge Apartments) VRDN 3.83% due 07/01/2021 (a)	5,125,000
7,000,000	Baltimore County, Maryland EDR (Garrison Forest School Inc. Project) DDN 4.05% due 10/01/2031 (a)	7,000,000
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,495,000	(Series A) 3.97% due 01/01/2034 (a)	4,495,000
2,305,000	(Series B) 3.95% due 01/01/2034 (a)	2,305,000
5,105,000	Clipper Tax-Exempt Certificate Trust (Series 2007-19) VRDN 4.04% due 06/01/2011 (a)(b)	5,105,000
2,600,000	Maryland State EDC Rev (Gamse Lithographing Co. Facilities) VRDN 4.02% due 05/01/2017 (a)	2,600,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
950,000	(Series A) 3.97% due 01/01/2034 (a)	950,000
16,875,000	(Series A) 3.97% due 01/01/2035 (a)	16,875,000
14,725,000	(Series B) 3.97% due 01/01/2021 (a)	14,725,000
4,750,000	Maryland State Health & Higher Educational Facilities Auth Rev (Edenwald — Series B) VRDN 3.97% due 01/01/2037 (a)	4,750,000
21,695,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 3.98% due 03/01/2034 (a)	21,695,000
4,600,000	Washington County, Maryland Rev (Conservit Inc. Facilities) VRDN 4.02% due 02/01/2023 (a)	4,600,000

Massachusetts — 2.7%
10,000,000	ABN-AMRO Muni Tops — Massachusetts (Series 2005-34) VRDN 3.98% due 08/15/2013 (a)(b)	10,000,000
12,000,000	Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 3.99% due 06/15/2012 (a)(b)	12,000,000
30,400,000	Massachusetts Bay Transportation Auth (Floaters — Series 156) DDN 4.13% due 07/01/2030 (a)(b)	30,400,000
5,995,000	Massachusetts Bay Transportation Auth (ROCS RR II R 9021) VRDN 3.97% due 07/01/2034 (a)(b)	5,995,000
13,500,000	Massachusetts State Development Finance Agency (Program IV Issue) CP 3.70% due 06/13/2007	13,500,000
40,000,000	Massachusetts State Development Finance Agency (Massachusetts Electric Co.) CP 3.76% due 05/09/2007	40,000,000

See Notes to Financial Statements.

42	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Massachusetts — (concluded)
	Massachusetts State Development Finance Agency VRDN:
$8,435,000	(Bancroft School) 3.98% due 09/01/2031 (a)	$8,435,000
4,000,000	(Buckingham Brown & Nichols) 3.97% due 06/01/2036 (a)	4,000,000
9,850,000	(Cordis Mills LLC) 3.99% due 12/01/2032 (a)	9,850,000
13,920,000	(Gordon College) 3.98% due 09/01/2032 (a)	13,920,000
15,415,000	(Groton School) 4.00% due 03/01/2034 (a)	15,415,000
4,740,000	(Lesley University) 4.00% due 07/01/2033 (a)	4,740,000
23,870,000	(Suffolk University Asset Guaranty) 4.03% due 07/01/2032 (a)	23,870,000
13,530,000	(Suffolk University — Series A) 4.00% due 07/01/2035 (a)	13,530,000
28,365,000	(Wentworth Institute of Technology) 4.03% due 10/01/2033 (a)	28,365,000
5,100,000	(Wilbraham & Monson Academy) 3.98% due 09/01/2036 (a)	5,100,000
13,390,000	Massachusetts State Health & Educational Auth Rev (Putters — Series 1279) VRDN 3.97% due 10/01/2012 (a)(b)	13,390,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 3.98% due 06/01/2032 (a)	7,860,000
	Massachusetts State IFA Rev (New England Power Co.) CP:
10,500,000	(Series 92) 3.67% due 05/18/2007	10,500,000
34,000,000	(Series 92) 3.67% due 05/22/2007	34,000,000
20,000,000	(Series 93-A) 3.67% due 05/17/2007	20,000,000
20,000,000	(Series 93-A) 3.73% due 05/30/2007	20,000,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.98% due 08/15/2030 (a)(b)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.98% due 08/15/2030 (a)(b)	6,800,000
18,600,000	Massachusetts State Water Pollution Abatement Trust Rev (Municipal Securities Trust Rcpts — Series 87) DDN 4.03% due 08/01/2023 (a)(b)	18,600,000
16,400,000	Municipal Securities Trust Certificates Class A (Series 2001-155) DDN 4.05% due 04/28/2016 (a)(b)	16,400,000
8,410,000	Municipal Securities Trust Certificates (Series 5018) VRDN 3.94% due 09/25/2023 (a)(b)	8,410,000
1,785,000	University of Massachusetts (Bldg Auth Project — ROCS RR II R 6016) VRDN 3.97% due 11/01/2015 (a)(b)	1,785,000

Michigan — 3.3%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.99% due 07/01/2013 (a)(b)	28,000,000
7,000,000	ABN-AMRO Muni Tops — Michigan State Bldg Auth Rev (Series — 2005-33) VRDN 3.99% due 10/15/2013 (a)(b)	7,000,000
8,235,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 4.00% due 10/01/2023 (a)	8,235,000

Michigan — (continued)
	Detroit, Michigan City School District VRDN:
$12,030,000	(Merlots — Series A-115) 3.99% due 04/01/2019 (a)(b)	$12,030,000
8,475,000	(Merlots — Series B-27) 3.99% due 05/01/2027 (a)(b)	8,475,000
	Detroit, Michigan Sewer Disposal Rev VRDN:
9,800,000	(Eagle 20060127 CL-A) 3.99% due 07/01/2036 (a)(b)	9,800,000
6,330,000	(Floaters — Series 60) 3.97% due 07/01/2036 (a)(b)	6,330,000
5,465,000	(Merlots — Series B-01) 3.99% due 07/01/2022 (a)(b)	5,465,000
58,915,000	Eastern Michigan University Rev (Series A) DDN 4.06% due 06/01/2036 (a)	58,915,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.99% due 05/01/2035 (a)(b)	3,700,000
5,525,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 4.07% due 10/01/2020 (a)	5,525,000
6,200,000	Michigan City M/F Housing Rev (Garden Estates West Apartments) VRDN 4.02% due 10/01/2036 (a)	6,200,000
	Michigan State Bldg Auth Rev VRDN:
33,800,000	(Eagle 20060142 CL-A) 3.99% due 10/15/2036 (a)(b)	33,800,000
3,200,000	(Putters — Series 1465) 4.00% due 04/15/2014 (a)(b)	3,200,000
9,485,000	(ROCS RR II R 717) 3.89% due 10/15/2036 (a)(b)	9,485,000
10,895,000	(ROCS RR II R 7039) 3.99% due 10/15/2024 (a)(b)	10,895,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.96% due 03/01/2031 (a)	6,000,000
14,425,000	(Ave Maria School Project) 4.00% due 08/01/2026 (a)	14,425,000
	Michigan State Hospital Finance Auth Rev DDN:
14,935,000	(Crittenton Hospital — Series A) 4.07% due 03/01/2030 (a)	14,935,000
40,920,000	(Trinity Health — Series H) 4.10% due 11/01/2040 (a)	40,920,000
	Michigan State Hospital Finance Auth Rev VRDN:
12,995,000	(Merlots — Series K) 3.99% due 11/15/2023 (a)(b)	12,995,000
1,675,000	(ROCS RR II R 588) 3.98% due 11/15/2046 (a)(b)	1,675,000
10,300,000	Michigan State Housing Development Auth M/F Rev (Limited Obligation Housing — Jackson Project) DDN 4.16% due 06/01/2037 (a)	10,300,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
25,655,000	(Series A) 4.06% due 06/01/2031 (a)	25,655,000
10,550,000	(Series B) 4.02% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project — Series B-1) 4.15% due 06/01/2014 (a)	8,500,000
2,300,000	(North America Inc. Project) 4.14% due 04/01/2011 (a)	2,300,000
5,500,000	(Sur-Flo Plastics Inc. Project) 4.09% due 08/01/2025 (a)	5,500,000
4,230,000	(Weller Trunk Parts Project) 4.09% due 10/01/2029 (a)	4,230,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	43

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Michigan — (concluded)
$15,850,000	Michigan State Strategic Fund (Dow Chemical Project) CP 3.78% due 05/02/2007	$15,850,000
41,220,000	Municipal Securities Trust Certificates (Michigan State Bldg Auth) DDN 4.04% due 10/07/2014 (a)(b)	41,220,000
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 4.04% due 12/15/2021 (a)(b)	10,500,000
21,675,000	Northern Michigan University Rev DDN 4.06% due 06/01/2031 (a)	21,675,000
3,475,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co. Project) VRDN 4.09% due 07/01/2024 (a)	3,475,000
5,735,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN 3.98% due 05/15/2022 (a)(b)	5,735,000
8,440,000	RBC Municipal Products Inc. (Floaters — Series 18-I) VRDN 3.97% due 07/01/2014 (a)(b)	8,440,000
2,640,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 3.98% due 05/01/2023 (a)(b)	2,640,000
6,105,000	Sturgis, Michigan Public School District (Putters — Series 728) VRDN 3.98% due 11/01/2012 (a)(b)	6,105,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 4.02% due 12/01/2034 (a)(b)	6,600,000

Minnesota — 2.0%
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project — Series A) 4.16% due 09/01/2038 (a)	10,000,000
21,755,000	(Regatta Commons Project — Series A) 4.16% due 01/01/2038 (a)	21,755,000
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 4.02% due 04/15/2035 (a)	2,800,000
2,417,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 4.16% due 05/01/2026 (a)	2,417,000
	Minnesota State VRDN:
14,300,000	(Floaters — Series 1462) 3.87% due 06/01/2018 (a)(b)	14,300,000
6,140,000	(Putters — Series 1421) 3.98% due 06/01/2014 (a)(b)	6,140,000
2,150,000	(ROCS RR II R 4065) 3.98% due 08/01/2023 (a)(b)	2,150,000
9,700,000	Municipal Securities Trust Certificates (Series 2007-292) VRDN 3.98% due 12/23/2014 (a)(b)	9,700,000
	Rochester, Minnesota Health Care Facilities CP:
21,000,000	(Series 00-A) 3.66% due 05/07/2007	21,000,000
20,000,000	(Series 00-A) 3.66% due 06/15/2007	20,000,000
19,000,000	(Series 00-B) 3.67% due 07/13/2007	19,000,000
39,000,000	(Series 00-C) 3.66% due 05/08/2007	39,000,000
31,400,000	(Series 01-A) 3.67% due 07/13/2007	31,400,000
23,150,000	(Series 01-B) 3.66% due 05/01/2007	23,150,000
10,000,000	(Series 92-B) 3.66% due 05/07/2007	10,000,000
17,200,000	(Series 92-B) 3.66% due 06/15/2007	17,200,000
4,815,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 3.98% due 11/15/2030 (a)(b)	4,815,000

Minnesota — (concluded)
$39,600,000	St. Paul, Minnesota Metro Airports Rev (Floaters — Series 2007-1) VRDN 3.97% due 01/01/2032 (a)(b)	$39,600,000
10,000,000	St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation — Series 06-3) VRDN 4.06% due 04/01/2036 (a)	10,000,000

Mississippi — 0.8%
14,995,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Floaters — Series 99-G) VRDN 3.97% due 12/01/2028 (a)(b)	14,995,000
6,875,000	Mississippi Development Bank Special Obligation (ROCS RR II R 6051) VRDN 3.98% due 01/01/2022 (a)(b)	6,875,000
7,000,000	Mississippe Development Bank Special Obligation (Magnolia Regional Health Center Project — Series A) VRDN 3.97% due 10/01/2036 (a)	7,000,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 4.00% due 12/01/2008 (a)(b)	57,791,500
	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP:
23,535,000	3.63% due 05/04/2007	23,535,000
8,000,000	3.100% due 05/04/2007	8,000,000

Missouri — 1.6%
9,380,000	Branson, Missouri School District (Putters — Series 1427) VRDN 3.98% due 03/01/2013 (a)(b)	9,380,000
5,685,000	Bridgeton, Missouri IDA IDR (Stikze Printing Project) VRDN 4.06% due 11/01/2031 (a)	5,685,000
3,200,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 4.00% due 01/01/2030 (a)	3,200,000
8,125,000	Jackson County, Missouri Special Obligation (ROCS RR II R 9014) VRDN 3.98% due 12/01/2029 (a)(b)	8,125,000
9,600,000	Kansas City, Missouri IDA Rev (Ewing Marion Kauffman — Series A) DDN 4.06% due 04/01/2027 (a)	9,600,000
7,500,000	Kansas City, Missouri Municipal Assistance Corp. Rev (Putters — Series 1327) VRDN 3.98% due 04/15/2014 (a)(b)	7,500,000
5,300,000	Missouri State Board Public Bldg Special Obligations (Floaters — Series 1433) VRDN 3.97% due 10/15/2027 (a)(b)	5,300,000
14,000,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 4.11% due 06/01/2033 (a)	14,000,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 4.11% due 08/01/2034 (a)	3,500,000
32,210,000	(Bethesda Health Group — Series A) 4.11% due 08/01/2031 (a)	32,210,000
25,900,000	(Christian Brothers — Series A) 4.11% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 4.11% due 11/01/2027 (a)	5,400,000
6,550,000	(Drury College) 4.11% due 08/15/2024 (a)	6,550,000
5,000,000	(Rockhurst High School) 4.00% due 09/01/2030 (a)	5,000,000
2,970,000	(St. Louis University) 4.09% due 07/01/2032 (a)	2,970,000
10,485,000	(St. Louis University — Series A) 4.08% due 10/01/2016 (a)	10,485,000
21,235,000	(St. Louis University — Series B) 4.09% due 10/01/2024 (a)	21,235,000

See Notes to Financial Statements.

44	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Missouri — (concluded)
$8,470,000	Missouri State Health & Educational Facilities Auth Rev (Eagle 20060166 CL-A) VRDN 3.99% due 01/15/2037 (a)(b)	$8,470,000
6,955,000	Missouri State Highways & Transportation Community State Road Rev (Putters — Series 1433) VRDN 3.98% due 05/01/2014 (a)(b)	6,955,000
8,000,000	Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 4.05% due 12/01/2022 (a)	8,000,000
14,020,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN 3.99% due 07/01/2015 (a)(b)	14,020,000
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 4.00% due 09/15/2036 (a)	4,050,000
19,490,000	Springfield, Missouri Public Utility Rev VRDN 3.97% due 08/01/2030 (a)(b)	19,490,000

Montana — 0.3%
14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter) DDN 4.13% due 10/01/2037 (a)	14,000,000
10,495,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 4.11% due 10/01/2032 (a)	10,495,000
18,375,000	Montana State Board Investment Municipal Finance FXRDN 3.85% due 03/01/2008	18,375,000

Nebraska — 0.6%
8,890,000	Central Plains Energy Project Nebraska (Floater — Series 14) VRDN 3.96% due 12/01/2021 (a)(b)	8,890,000
9,495,000	Municipal Securities Trust Certificates (Omaha, Nebraska — Series 2000-108) VRDN 4.04% due 12/05/2024 (a)(b)	9,495,000
	Nebraska Educational & Finance Auth Rev (Creighton University Project) DDN:
10,000,000	4.06% due 03/01/2033 (a)	10,000,000
9,405,000	(Series B) 4.11% due 12/15/2012 (a)	9,405,000
10,000,000	Nebraska Public Power District CP 3.69% due 05/02/2007	10,000,000
	Nebraska Public Power Rev VRDN:
3,235,000	(Eagle 20040014 CL-A) 3.99% due 01/01/2035 (a)(b)	3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.99% due 01/01/2035 (a)(b)	3,335,000
4,100,000	(ROCS RR II R 9000) 3.98% due 01/01/2035 (a)(b)	4,100,000
5,087,500	Omaha Public Power Nebraska Electric Rev (Floaters — Series 1289) VRDN 3.97% due 02/01/2036 (a)(b)	5,087,500
10,085,000	Public Power Generation Agency, Nebraska Rev (Eagle 20070009 CL-A) VRDN 3.97% due 01/01/2041 (a)(b)	10,085,000
9,890,000	Scotts Bluff County, Nebraska Hospital Auth Rev (Regional West Medical Center) VRDN 4.01% due 12/01/2028 (a)	9,890,000

Nevada — 0.8%
	Clark County, Nevada VRDN:
$6,000,000	(Floaters — Series 1282) 3.97% due 11/01/2035 (a)(b)	$6,000,000
5,925,000	(ROCS RR II R 1035) 3.98% due 06/01/2021 (a)(b)	5,925,000
	Clark County, Nevada School District VRDN:
5,845,000	(Merlots — Series B-02) 3.99% due 06/15/2019 (a)(b)	5,845,000
17,395,000	(Putters — Series 1157) 3.98% due 06/15/2013 (a)	17,395,000
9,890,000	(Putters — Series 1159) 3.97% due 06/15/2013 (a)(b)	9,890,000
14,100,000	(ROCS RR II R 7018) 3.98% due 06/15/2020 (a)(b)	14,100,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 4.33% due 12/01/2034 (a)	7,150,000
8,305,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 3.98% due 01/01/2013 (a)(b)	8,305,000
9,955,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 3.99% due 06/01/2024 (a)(b)	9,955,000
10,000,000	Nevada System Higher Education University Rev (Putters — Series 1245) VRDN 3.97% due 01/01/2014 (a)(b)	10,000,000
5,145,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.98% due 05/01/2025 (a)(b)	5,145,000
22,655,000	Truckee Meadows, Nevada Water Auth Rev Municipal Securities Trust Rcpts (Series 137) VRDN 4.04% due 07/01/2030 (a)(b)	22,655,000
5,235,000	University of Nevada Rev (Putters — Series 929) VRDN 3.98% due 01/01/2013 (a)(b)	5,235,000

New Hampshire — 0.9%
9,890,000	New Hampshire Health & Educational Auth Hospital Rev (Wentworth Douglass Hospital) DDN 4.16% due 01/01/2031 (a)	9,890,000
8,510,000	New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 4.00% due 01/01/2032 (a)	8,510,000
6,950,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 4.00% due 10/01/2035 (a)	6,950,000
20,510,000	New Hampshire Health & Educational Auth Rev (ROCS RR II R 783) VRDN 3.97% due 07/01/2036 (a)(b)	20,510,000
3,240,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 4.02% due 12/01/2033 (a)	3,240,000
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
20,000,000	3.70% due 05/18/2007	20,000,000
61,850,000	3.79% due 05/30/2007	61,850,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	45

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

New Jersey — 0.4%
	Municipal Securities Trust Certificate (New Jersey State Transportation Trust Fund) VRDN:
$20,740,000	(Series 2006-269) 3.98% due 11/03/2022 (a)(b)	$20,740,000
4,265,000	(Series 2006-3010) 3.98% due 06/13/2024 (a)(b)	4,265,000
	New Jersey State Transportation Trust Fund Auth VRDN:
9,325,000	(Floaters — Series 10-Z) 3.98% due 12/15/2034 (a)(b)	9,325,000
8,385,000	(Floaters — Series 2007-4-Z) 3.98% due 12/15/2036 (a)(b)	8,385,000
13,110,000	(Putters — Series 1366) 3.96% due 12/15/2023 (a)(b)	13,110,000

New Mexico — 0.2%
5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 3.96% due 04/01/2027 (a)(b)	5,160,000
4,500,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — K64 Regional D) VRDN 4.05% due 07/01/2037 (a)(b)	4,500,000
25,235,483	New Mexico Mortgage Finance Auth S/F Program FXRDN 4.52% due 07/01/2007	25,235,483

New York — 1.2%
	New York City Municipal Water Finance Auth (Water & Sewer System Rev) VRDN:
10,000,000	(Eagle 20040015 CL-A) 3.97% due 06/15/2035 (a)(b)	10,000,000
21,495,000	(Eagle 20050041 CL-A) 3.98% due 06/15/2036 (a)(b)	21,495,000
31,430,000	(Eagle 20060057 CL-A) 3.97% due 06/15/2036 (a)(b)	31,430,000
	New York City Transitional Finance Auth Bldg Aid Rev VRDN:
20,000,000	(Eagle 20060149 CL-A) 3.98% due 07/15/2036 (a)(b)	20,000,000
28,260,000	(Eagle 20070004 CL-A) 3.98% due 07/15/2036 (a)(b)	28,260,000
8,960,000	New York State Dorm Auth (Long Island University) DDN 4.06% due 09/01/2036 (a)	8,960,000
20,000,000	New York State Rev (Secondary Issues Eagle 20070002 CL-A) VRDN 3.98% due 03/15/2036 (a)(b)	20,000,000
	Sales Tax Asset Receivable Corp. New York VRDN:
33,905,000	(Eagle 20060066 CL-A) 3.97% due 10/15/2026 (a)(b)	33,905,000
5,250,000	(Putters — Series 565) 3.96% due 10/15/2012 (a)(b)	5,250,000
4,775,000	Tobacco Settlement Financing Corp. New York (Floaters — Series 1457) VRDN 4.02% due 06/01/2022 (a)(b)	4,775,000

North Carolina — 0.5%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 4.10% due 12/01/2019 (a)	3,300,000
	North Carolina Capital Facilities Finance Agency Rev VRDN:
15,000,000	(Eagle 20060131 CL-A) 3.99% due 10/01/2044 (a)(b)	15,000,000
16,000,000	(Eagle 20070016 CL-A) 3.97% due 10/01/2044 (a)(b)	16,000,000

North Carolina — (concluded)
$4,875,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 3.99% due 01/01/2024 (a)(b)	$4,875,000
10,310,000	North Carolina Medical Care Community Health Care Facilities Rev (Adult Community Services — Series B) DDN 4.10% due 11/15/2009 (a)	10,310,000
24,310,000	North Carolina Medical Care Community Health Care Facilities Rev (Carol Woods Project) DDN 4.11% due 04/01/2031 (a)	24,310,000

Ohio — 5.3%
8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 3.97% due 12/01/2011 (a)(b)	8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.99% due 06/01/2012 (a)(b)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust (Series 2004-23) VRDN 3.99% due 12/01/2011 (a)(b)	4,995,000
2,135,000	Ashland, Ohio BAN 5.00% due 05/24/2007	2,136,620
1,900,000	Barberton, Ohio BAN 4.00% due 04/09/2008	1,905,497
13,450,000	Bowling Green, Ohio City School District BAN 4.25% due 06/19/2007	13,461,583
6,900,000	Canfield, Ohio Local School District BAN 4.25% due 09/20/2007	6,916,581
1,885,000	Cincinnati, Ohio City School District (Floaters — Series 1511) VRDN 3.97% due 12/01/2031 (a)(b)	1,885,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 3.95% due 11/15/2034 (a)	5,000,000
10,685,000	Cleveland, Ohio Airport System Rev (Municipal Securities Trust Rcpts — Series 126) VRDN 3.96% due 01/01/2031 (a)(b)	10,685,000
	Clinton County, Ohio Hospital Rev VRDN:
8,600,000	(McCullough-Hyde Project — Series B-1) 3.94% due 11/01/2020 (a)	8,600,000
4,300,000	(Memorial Hospital Project — Series A-1) 4.05% due 08/01/2022 (a)	4,300,000
8,000,000	(Series D-1) 3.94% due 12/01/2015 (a)	8,000,000
2,180,000	Clinton & Massie, Ohio Local School District BAN 4.00% due 11/21/2007	2,184,350
5,185,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 3.98% due 12/01/2021 (a)(b)	5,185,000
2,455,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 4.01% due 06/01/2024 (a)	2,455,000
9,050,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 4.00% due 11/01/2023 (a)	9,050,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,305,000	(Metrohealth System Project) 3.96% due 03/01/2033 (a)	21,305,000
4,680,000	(Sisters Charity Health Systems) 3.96% due 11/01/2030 (a)	4,680,000
1,945,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 4.01% due 06/01/2022 (a)	1,945,000

See Notes to Financial Statements.

46	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Ohio — (continued)
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
$31,500,000	(Series B-1) 4.07% due 01/01/2039 (a)	$31,500,000
12,500,000	(Series B-3) 4.07% due 01/01/2039 (a)	12,500,000
29,000,000	Dayton-Montgomery County Port Auth Ohio (Special Airport Facilities Rev Project — Series B) VRDN 4.10% due 02/01/2037 (a)	29,000,000
3,850,000	Deerfield Township, Ohio BAN 3.61% due 11/29/2007	3,850,000
4,495,000	Deerfield Township, Ohio Tax Increment Rev (Series B) VRDN 3.95% due 12/01/2022 (a)	4,495,000
	Dover, Ohio Municipal Electric Systems BAN:
2,800,000	4.25% due 06/06/2007	2,801,781
5,500,000	5.00% due 06/06/2007	5,506,531
7,700,000	Dublin, Ohio City School District BAN 4.25% due 10/17/2007	7,723,388
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.99% due 01/01/2025 (a)(b)	15,000,000
22,955,000	Eagle Tax-Exempt Trust (Ohio State Turnpike Rev — Series 983502) VRDN 3.98% due 11/01/2017 (a)	22,955,000
15,175,000	Eclipse Funding Trust (Solar Eclipse — Olentangy Local School District) VRDN 3.97% due 12/01/2032 (a)(b)	15,175,000
7,825,000	Elyria, Ohio BAN 4.50% due 07/19/2007	7,835,744
7,000,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian — Series A) VRDN 3.99% due 07/01/2036 (a)	7,000,000
	Franklin County, Ohio Hospital Rev (Children’s Hospital Project) VRDN:
7,355,000	3.94% due 11/01/2025 (a)	7,355,000
10,305,000	3.94% due 11/01/2033 (a)	10,305,000
3,705,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 4.01% due 03/01/2027 (a)	3,705,000
6,110,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 4.01% due 08/01/2016 (a)	6,110,000
3,000,000	Hamilton County, Ohio BAN 4.50% due 09/14/2007	3,008,620
1,985,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 4.01% due 12/01/2017 (a)	1,985,000
	Hamilton County, Ohio Sales Tax (Liquidity Facilities Agreement) VRDN:
6,445,000	(ROCS RR II R 9051) 3.98% due 12/01/2032 (a)(b)	6,445,000
41,560,000	(ROCS RR II R 9052) 3.98% due 12/01/2014 (a)(b)	41,560,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,570,000	(Block 3 Project) 4.00% due 08/01/2036 (a)	11,570,000
20,305,000	(Stratford Heights Project) 4.00% due 08/01/2036 (a)	20,305,000
4,835,000	Hubbard, Ohio Village School District BAN 4.25% due 06/28/2007	4,839,915
7,295,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 3.94% due 12/01/2027 (a)	7,295,000
7,650,000	Indian Lake, Ohio Local School District BAN 4.20% due 05/24/2007	7,652,765
20,770,000	Jackson, Ohio Hospital Facilities Rev (Health System Inc. Radianassurance) VRDN 4.01% due 10/01/2029 (a)	20,770,000
3,300,000	Lakewood, Ohio (Series A) BAN 4.50% due 06/14/2007	3,303,027

Ohio — (continued)
$10,000,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06-K74 — Regional D) VRDN 4.05% due 09/01/2036 (a)(b)	$10,000,000
6,165,000	Licking County, Ohio BAN 4.25% due 11/28/2007	6,187,335
3,105,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 4.09% due 06/01/2030 (a)	3,105,000
4,680,000	Lima, Ohio BAN 4.50% due 05/03/2007	4,680,185
2,370,000	Lorain County, Ohio BAN 4.75% due 06/06/2007	2,372,253
1,000,000	Lyndhurst, Ohio BAN 3.90% due 02/27/2008	1,001,751
1,950,000	Mason, Ohio BAN 4.25% due 06/21/2007	1,951,798
2,250,000	Mason, Ohio School District BAN 4.50% due 02/07/2008	2,264,747
1,875,000	Mayfield Heights, Ohio BAN 4.00% due 08/23/2007	1,877,299
1,500,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 4.20% due 08/01/2017 (a)	1,500,000
12,860,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 3.95% due 08/15/2022 (a)	12,860,000
1,200,000	Montgomery County, Ohio EDR (Benjamin & Marin Project — Series A) VRDN 4.01% due 04/01/2011 (a)	1,200,000
44,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital — Series A) DDN 4.02% due 11/15/2022 (a)	44,750,000
	Montgomery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.100% due 05/04/2007	50,000,000
50,000,000	3.66% due 05/10/2007	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike Community Rev — Series 104) VRDN 4.04% due 11/14/2017 (a)(b)	14,400,000
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 4.17% due 09/01/2030 (a)	1,300,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 3.96% due 06/01/2023 (a)	7,320,000
5,000,000	Ohio State Higher Educational Facilities Community Rev (University of Ohio) VRDN 4.05% due 06/01/2026 (a)	5,000,000
	Ohio State Higher Educational Facilities Rev VRDN:
3,400,000	(Antioch University) 3.98% due 02/01/2029 (a)	3,400,000
3,730,000	(Ashland University Project) 3.97% due 09/01/2024 (a)	3,730,000
2,640,000	Ohio State (ROCS RR II R 6075) VRDN 3.98% due 05/01/2014 (a)(b)	2,640,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 4.22% due 11/01/2035 (a)	3,300,000
7,975,000	Ohio State Turnpike Rev (Merlots — Series B-05) VRDN 3.99% due 02/15/2024 (a)(b)	7,975,000
6,540,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 4.06% due 06/01/2022 (a)(b)	6,540,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 3.97% due 12/01/2030 (a)	2,370,000
5,865,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 4.01% due 11/01/2019 (a)	5,865,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 3.98% due 01/01/2032 (a)(b)	5,700,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	47

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Ohio — (concluded)
$8,540,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 4.01% due 06/01/2027 (a)	$8,540,000
7,750,000	Sandusky, Ohio BAN 4.13% due 10/23/2007	7,768,802
855,000	Seneca County, Ohio BAN 4.25% due 11/29/2007	858,018
1,000,000	Solon, Ohio BAN 4.00% due 11/21/2007	1,002,157
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments — Cedars) VRDN:
7,680,000	(Series A) 4.15% due 09/01/2038 (a)	7,680,000
1,095,000	(Series B) 4.00% due 09/01/2038 (a)	1,095,000
	Teays Valley, Ohio Local School District BAN:
7,900,000	4.25% due 06/15/2007	7,906,274
3,900,000	4.00% due 07/20/2007	3,903,314
12,260,000	Toledo, Ohio (Series 2) BAN 4.00% due 05/24/2007	12,262,806
	University of Cincinnati Ohio BAN:
4,000,000	(Series C) 4.50% due 01/24/2008	4,024,915
7,375,000	(Series E) 4.75% due 07/06/2007	7,387,908
1,925,000	Upper Valley, Ohio Vocational School District BAN 4.25% due 11/28/2007	1,929,073
5,230,000	Washington Court House Ohio City School District (Putters — Series 1100) VRDN 3.98% due 06/01/2013 (a)(b)	5,230,000
3,105,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 4.06% due 09/01/2018 (a)	3,105,000
	Wood County, Ohio IDR VRDN:
1,330,000	(GHT Property Management LLC Project) 4.08% due 08/01/2019 (a)	1,330,000
1,450,000	(TL INDS & AMPP Inc. Project) 4.11% due 05/01/2011 (a)	1,450,000

Oklahoma — 0.5%
3,584,274	Comanche County, Oklahoma Home Finance Auth S/F Mortgage Rev (Series A) FXRDN 4.17% due 05/01/2007	3,584,274
27,670,000	Morgan Keegan Municipal Products Inc., Oklahoma S/F Mortgage Rev (Floaters — Series A) VRDN 4.02% due 05/01/2009 (a)(b)	27,670,000
2,575,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 3.98% due 03/01/2013 (a)(b)	2,575,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 4.05% due 06/01/2037 (a)	10,000,000
7,925,000	Oklahoma Development Finance Auth Rev (Inverness Village — Continuing Care Retirement — Series C) DDN 4.11% due 02/01/2012 (a)	7,925,000
8,956,000	Oklahoma Housing Finance Agency S/F Rev FXRDN 4.52% due 08/31/2007	8,956,000
2,925,000	Oklahoma State Municipal Power Auth (Power Supply System Rev — Putters — Series 1742) VRDN 3.98% due 01/01/2015 (a)(b)	2,925,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project — Series B) VRDN 3.97% due 07/01/2037 (a)	9,000,000

Oregon — 0.9%
$10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 3.99% due 06/01/2009 (a)(b)	$10,000,000
9,755,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 3.97% due 11/01/2029 (a)	9,755,000
2,005,000	Multnomah County, Oregon Higher Educational Rev (Concordia University Portland Project) DDN 4.11% due 12/01/2029 (a)	2,005,000
7,910,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 4.03% due 11/15/2033 (a)(b)	7,910,000
3,010,000	Oregon State Development Administrative Services Certificate Partnership (ROCS RR II R 7017) VRDN 3.98% due 11/01/2023 (a)(b)	3,010,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	(Series 202) 4.10% due 08/01/2025 (a)	21,900,000
18,600,000	(Series 202) 4.10% due 04/01/2026 (a)	18,600,000
18,000,000	(Series 203) 4.10% due 12/01/2026 (a)	18,000,000
6,700,000	(Series 216) 4.01% due 02/01/2037 (a)	6,700,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 4.00% due 10/01/2034 (a)	7,000,000
5,125,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 3.96% due 03/01/2033 (a)	5,125,000
7,750,000	Portland, Oregon EDR (Broadway Project — Series A) VRDN 3.96% due 04/01/2035 (a)	7,750,000
	Portland, Oregon Sewer System Rev VRDN:
1,710,000	(Putters — Series 614) 3.98% due 10/01/2012 (a)(b)	1,710,000
10,600,000	(Putters — Series 1343) 3.98% due 12/15/2013 (a)(b)	10,600,000
8,420,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 3.70% due 03/01/2013 (a)(b)	8,420,000

Pennsylvania — 0.8%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 3.97% due 08/15/2013 (a)(b)	17,260,000
6,907,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 4.05% due 12/01/2016 (a)	6,907,000
16,480,000	Allegheny County, Pennsylvania IDA Health & Housing Facilities Rev (Longwood) DDN 4.10% due 07/01/2027 (a)	16,480,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.97% due 07/01/2022 (a)(b)	7,198,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 3.96% due 10/01/2034 (a)	4,000,000
15,000,000	Municipal Securities Trust Certificates (Series 7031) VRDN 3.97% due 06/01/2032 (a)(b)	15,000,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.99% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 4.00% due 10/01/2034 (a)	8,100,000

See Notes to Financial Statements.

48	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Pennsylvania — (concluded)
$5,820,000	Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 798) VRDN 3.98% due 02/01/2013 (a)(b)	$5,820,000
4,255,000	Pennsylvania State (ROCS RR II R 506) VRDN 3.98% due 07/01/2019 (a)(b)	4,255,000
8,430,000	Pennsylvania State Turnpike Community Turnpike Rev (Eagle 20040029 CL-A) VRDN 3.99% due 12/01/2034 (a)(b)	8,430,000
10,703,000	Philadelphia, Pennsylvania School District (Floaters — Series 496) VRDN 3.97% due 04/01/2027 (a)(b)	10,703,000

Puerto Rico — 0.3%
40,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (ROCS RR II R 709) VRDN 3.98% due 12/15/2008 (a)(b)	40,000,000

Rhode Island — 0.2%
8,695,000	Lehman Municipal Trust Rcpts (Floaters — Series 06) VRDN 4.08% due 10/01/2046 (a)(b)	8,695,000
1,730,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 4.02% due 01/01/2013 (a)(b)	1,730,000
3,280,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 4.02% due 12/01/2023 (a)	3,280,000
	Rhode Island State IFC IDR VRDN:
4,325,000	(Eric Goetz Custom Sailboat) 3.98% due 12/01/2036 (a)	4,325,000
1,010,000	(Gardener Specialty — Series A) 4.05% due 05/01/2021 (a)	1,010,000
3,730,000	(Hall Real Estate LLC Project) 4.02% due 02/01/2021 (a)	3,730,000
2,300,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 4.00% due 12/01/2028 (a)	2,300,000
7,790,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 3.98% due 04/01/2013 (a)(b)	7,790,000

South Carolina — 1.1%
12,100,000	ABN-AMRO Muni Tops — South Carolina (Series 2002-32) VRDN 3.99% due 10/01/2010 (a)(b)	12,100,000
8,300,000	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN 4.03% due 04/01/2030 (a)	8,300,000
5,555,000	Columbia, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.98% due 02/01/2012 (a)	5,555,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 4.03% due 08/01/2029 (a)	4,100,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	4.13% due 04/01/2026 (a)	20,850,000
11,700,000	4.13% due 04/01/2028 (a)	11,700,000
6,717,000	Greenville County, South Carolina School District Rev (Floaters — Series 1365) VRDN 3.97% due 12/01/2020 (a)(b)	6,717,000

South Carolina — (concluded)
$5,195,000	Greenville Hospital System South Carolina Hospital Facilities Rev (ROCS RR II R 2025) VRDN 3.98% due 05/01/2019 (a)(b)	$5,195,000
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 3.97% due 08/15/2027 (a)(b)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
4,085,000	(Corematerials Corp. Project) 4.08% due 04/01/2013 (a)	4,085,000
6,250,000	(Holcim US Inc. Project) 4.09% due 12/01/2033 (a)	6,250,000
5,400,000	(Oconee Memorial Hospital — Series A) 3.98% due 10/01/2036 (a)	5,400,000
315,000	(Parkway Products Inc. Project) 4.07% due 11/01/2007 (a)	315,000
2,800,000	(Printing Co. Project) 4.10% due 07/01/2012 (a)	2,800,000
9,475,000	South Carolina Jobs EDA Health Facilities Rev (Episcopal Church Home) VRDN 3.99% due 04/01/2027 (a)	9,475,000
12,550,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 3.96% due 11/01/2032 (a)	12,550,000
4,090,000	South Carolina State (ROCS RR II R 692) VRDN 3.97% due 04/01/2026 (a)(b)	4,090,000
4,525,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 3.98% due 01/01/2022 (a)(b)	4,525,000
5,210,000	South Carolina State Transportation Infrastructure Bank Rev (Putters — Series 316) VRDN 3.98% due 10/01/2021 (a)(b)	5,210,000
19,465,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 4.04% due 10/01/2027 (a)(b)	19,465,000

South Dakota — 0.1%
11,900,000	South Dakota State Health & Educational Facilities Auth Rev (Rapid City Regional Hospital) DDN 4.06% due 09/01/2027 (a)	11,900,000
5,880,000	South Dakota State Health & Educational Facilities Auth Rev (University Sioux Falls) VRDN 4.11% due 10/01/2034 (a)	5,880,000

Tennessee — 6.6%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
$20,000,000	(Series A-1-A) 4.12% due 06/01/2031 (a)	$20,000,000
16,070,000	(Series A-1-B) 4.12% due 06/01/2022 (a)	16,070,000
11,475,000	(Series A-1-C) 4.12% due 06/01/2017 (a)	11,475,000
3,800,000	(Series A-1-E) 4.12% due 06/01/2022 (a)	3,800,000
11,175,000	(Series A-2-A) 4.12% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 4.12% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 4.12% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 4.12% due 06/01/2026 (a)	10,000,000
8,000,000	(Series A-2-E) 4.12% due 06/01/2035 (a)	8,000,000
20,600,000	(Series A-3-A) 4.12% due 06/01/2026 (a)	20,600,000
7,000,000	(Series A-4-A) 4.11% due 06/01/2032 (a)	7,000,000
10,000,000	(Series A-5-A) 4.12% due 06/01/2030 (a)	10,000,000
5,630,000	(Series A-5-B) 4.12% due 06/01/2028 (a)	5,630,000
14,300,000	(Series D-1-A) 4.12% due 06/01/2030 (a)	14,300,000
14,000,000	(Series D-1-B) 4.12% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 4.12% due 06/01/2032 (a)	10,000,000
4,925,000	(Series D-1-D) 4.12% due 06/01/2025 (a)	4,925,000
5,000,000	(Series D-1-E) 4.12% due 06/01/2025 (a)	5,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	49

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Tennessee — (continued)
$14,120,000	(Series D-2-A) 4.12% due 06/01/2026 (a)	$14,120,000
13,650,000	(Series D-5-A) 4.12% due 06/01/2027 (a)	13,650,000
14,800,000	(Series D-6-A) 4.12% due 06/01/2031 (a)	14,800,000
18,000,000	Franklin, Tennessee Public Bldg Auth (Series 101-A-1) VRDN 4.12% due 06/01/2019 (a)	18,000,000
19,775,000	Johnson City, Tennessee Municipal Securities Trust Rcpts (Series 45) VRDN 4.04% due 05/01/2021 (a)(b)	19,775,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,740,000	(Cookeville Regional Project — Series A-2) 4.05% due 10/01/2026 (a)	6,740,000
2,500,000	(Holston Long Term Care Project) 4.02% due 08/01/2015 (a)	2,500,000
5,587,500	Memphis, Tennessee (Floaters — Series 1018) VRDN 3.97% due 10/01/2019 (a)(b)	5,587,500
	Memphis, Tennessee Health Educational & Housing Facilities Board Rev (Not-For-Profit M/F Program) VRDN:
2,040,000	4.08% due 07/01/2032 (a)	2,040,000
10,000,000	4.08% due 08/01/2032 (a)	10,000,000
4,285,000	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 4.09% due 05/01/2030 (a)	4,285,000
1,970,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 3.98% due 10/01/2022 (a)(b)	1,970,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,550,000	(David Lipscomb University Project) 3.96% due 02/01/2023 (a)	8,550,000
14,000,000	(Franklin Road Academy Project) 3.96% due 10/01/2030 (a)	14,000,000
4,055,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 3.98% due 07/01/2012 (a)(b)	4,055,000
65,845,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 4.02% due 08/09/2007 (a)(b)	65,845,000
9,980,000	Municipal Securities Trust Certificates (Tennessee Energy — Series 2006-275) VRDN 3.97% due 04/02/2020 (a)(b)	9,980,000
	Municipal Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
102,500,000	(Putters — Series 1578) 3.98% due 02/01/2013 (a)(b)	102,500,000
30,000,000	(Putters — Series 1579) 3.98% due 11/30/2007 (a)(b)	30,000,000
	Sevier County, Tennessee Public Bldg Auth DDN:
37,000,000	(Series IV-1) 4.12% due 06/01/2023 (a)	37,000,000
9,800,000	(Series IV-2) 4.12% due 06/01/2020 (a)	9,800,000
8,000,000	(Series IV-3) 4.12% due 06/01/2025 (a)	8,000,000
11,725,000	(Series IV-A-2) 4.12% due 06/01/2025 (a)	11,725,000
9,000,000	(Series IV-A-3) 4.12% due 06/01/2020 (a)	9,000,000
20,515,000	(Series IV-B-1) 4.12% due 06/01/2020 (a)	20,515,000
10,000,000	(Series IV-B-2) 4.12% due 06/01/2019 (a)	10,000,000

Tennessee — (concluded)
$7,000,000	(Series IV-B-3) 4.12% due 06/01/2013 (a)	$7,000,000
7,900,000	(Series IV-B-4) 4.12% due 06/01/2025 (a)	7,900,000
10,000,000	(Series IV-B-5) 4.12% due 06/01/2022 (a)	10,000,000
6,665,000	(Series IV-B-6) 4.12% due 06/01/2020 (a)	6,665,000
4,590,000	(Series IV-B-10) 4.12% due 06/01/2023 (a)	4,590,000
11,800,000	(Series IV-D-2) 4.12% due 06/01/2025 (a)	11,800,000
5,330,000	(Series IV-E-2) 4.12% due 06/01/2021 (a)	5,330,000
3,270,000	(Series IV-E-4) 4.12% due 06/01/2020 (a)	3,270,000
5,000,000	(Series IV-F-3) 4.12% due 06/01/2021 (a)	5,000,000
10,000,000	(Series IV-G-1) 4.12% due 06/01/2026 (a)	10,000,000
9,100,000	(Series IV-G-2) 4.12% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 4.12% due 06/01/2022 (a)	7,500,000
11,200,000	(Series IV-H-1) 4.12% due 06/01/2025 (a)	11,200,000
5,050,000	(Series IV-H-2) 4.12% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 4.12% due 06/01/2032 (a)	10,000,000
4,555,000	(Series IV-I-3) 4.12% due 06/01/2015 (a)	4,555,000
18,000,000	(Series IV-J-1) 4.12% due 06/01/2028 (a)	18,000,000
10,000,000	(Series VI-C-2) 4.12% due 06/01/2039 (a)	10,000,000
8,500,000	(Series VI-D-3) 4.12% due 06/01/2033 (a)	8,500,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 4.00% due 07/01/2024 (a)	21,800,000
4,575,000	Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.98% due 04/01/2020 (a)(b)	4,575,000
5,100,000	Sullivan County, Tennessee IDB Rev (Microporous Products) VRDN 4.05% due 11/01/2019 (a)	5,100,000
3,000,000	Sumner County, Tennessee VRDN 3.95% due 06/01/2008 (a)	3,000,000
92,700,000	Tennergy Corp. Tennessee Gas Rev (Putters — Series 1258-Q) VRDN 3.98% due 11/01/2013 (a)(b)	92,700,000
	Tennessee Energy Acquisition Corp. Gas Rev VRDN:
19,000,000	(Floaters — Series 95) 3.95% due 02/01/2027 (a)(b)	19,000,000
18,000,000	(Floaters — Series 98) 3.95% due 02/01/2025 (a)(b)	18,000,000
4,975,000	(Merlots — Series C-04) 4.00% due 02/01/2022 (a)(b)	4,975,000
14,455,000	(Putters — Series 1675) 3.98% due 09/01/2017 (a)(b)	14,455,000

Texas — 12.4%
24,635,000	ABN-AMRO Muni Tops — San Antonio Texas Water Rev (Series 2007-16) VRDN 3.99% due 05/15/2031 (a)(b)	24,635,000
10,255,000	ABN-AMRO Muni Tops — Midland, Texas (Series 2007-13) VRDN 3.99% due 03/01/2015 (a)(b)	10,255,000
20,000,000	ABN-AMRO Muni Tops — Dallas, Texas Waterworks & Sewer Systems Rev (Series 1998-19) VRDN 3.97% due 07/04/2007 (a)(b)	20,000,000
10,000,000	ABN-AMRO Muni Tops — Frisco, Texas Independent School District (Series 2006-56) VRDN 3.99% due 08/15/2014 (a)(b)	10,000,000
7,525,000	ABN-AMRO Muni Tops — Houston, Texas (Series 2006-88) VRDN 3.99% due 03/01/2014 (a)(b)	7,525,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 3.98% due 07/01/2009 (a)(b)	9,510,000

See Notes to Financial Statements.

50	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$4,000,000	ABN-AMRO Muni Tops — Tarrant, Texas Regional Water Distribution (Series 2006-17) VRDN 3.99% due 03/01/2014 (a)(b)	$4,000,000
7,000,000	ABN-AMRO Muni Tops — Pearland, Texas Independent School District (Series 2007-01) VRDN 3.99% due 02/15/2027 (a)(b)	7,000,000
4,660,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 3.98% due 02/15/2013 (a)(b)	4,660,000
11,385,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN 3.98% due 11/15/2026 (a)(b)	11,385,000
3,045,000	Austin, Texas Water & Wastewater System Rev (Putters — Series 1319) VRDN 3.98% due 11/15/2013 (a)	3,045,000
10,320,000	Austin, Texas Wichita Falls, Texas Water & Sewer Rev (2007-124) VRDN 3.97% due 08/01/2024 (a)(b)	10,320,000
4,805,000	Bexar County, Texas (Putters — Series 537) VRDN 3.98% due 06/15/2011 (a)	4,805,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 599) VRDN 3.98% due 06/01/2041 (a)(b)	9,155,000
17,000,000	Brazos River Auth Texas PCR (Series A) VRDN 3.98% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project) VRDN 4.18% due 04/01/2037 (a)	20,000,000
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental Facilities Rev Dow Chemical — Series A-2) DDN:
12,200,000	4.14% due 04/01/2020 (a)	12,200,000
6,600,000	4.20% due 05/15/2033 (a)	6,600,000
5,300,000	4.23% due 05/15/2033 (a)	5,300,000
6,605,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 3.98% due 08/15/2013 (a)(b)	6,605,000
8,360,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.98% due 09/01/2024 (a)(b)	8,360,000
5,620,000	Cameron County, Texas (Putters — Series 1028) VRDN 3.98% due 02/15/2013 (a)	5,620,000
6,651,985	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 5.02% due 07/01/2008 (a)	6,651,985
14,855,000	Clipper Tax-Exempt Certificate Trust Texas (Series 2007-4) VRDN 3.92% due 03/01/2018 (a)(b)	14,855,000
2,560,000	Comel, Texas Independent School District (Putters — Series 756) VRDN 3.98% due 02/01/2011 (a)	2,560,000
3,755,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 3.98% due 07/15/2024 (a)(b)	3,755,000
3,010,000	Cypress-Fairbanks, Texas Independent School District (Floaters — Series 86) VRDN 3.98% due 02/15/2030 (a)(b)	3,010,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 4.01% due 11/01/2032 (a)(b)	8,400,000
2,745,000	(Floaters — Series 824) 4.00% due 11/01/2015 (a)(b)	2,745,000
4,305,000	(Merlots — Series A-13) 4.04% due 11/01/2011 (a)(b)	4,305,000

Texas — (continued)
	Dallas, Texas Independent School District VRDN:
$4,455,000	(ROCS RR II R 6038) 3.98% due 08/15/2024 (a)(b)	$4,455,000
3,465,000	(ROCS RR II R 6069) 3.98% due 08/15/2024 (a)(b)	3,465,000
22,295,000	Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A) VRDN 3.99% due 10/01/2035 (a)(b)	22,295,000
8,930,000	Denton County, Texas Municipal Securities Trust Rcpts (Series 117) DDN 4.04% due 07/15/2026 (a)(b)	8,930,000
5,075,000	Denton County, Texas (Putters — Series 675) VRDN 3.98% due 07/15/2010 (a)(b)	5,075,000
4,067,500	Denton, Texas Independent School District (Floaters — Series 951) VRDN 3.97% due 08/15/2033 (a)(b)	4,067,500
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 4.04% due 02/15/2028 (a)(b)	13,350,000
	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust Rcpts (Series — SGA-141) VRDN:
6,000,000	3.97% due 08/01/2030 (a)(b)	6,000,000
6,000,000	3.97% due 08/15/2030 (a)(b)	6,000,000
12,000,000	Eagle Tax-Exempt Trust — Texas State Turnpike Auth (Series 02-6004) VRDN 3.99% due 08/15/2042 (a)(b)	12,000,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 3.97% due 02/15/2030 (a)(b)	14,500,000
3,595,000	El Paso, Texas (Putters — Series 1042) VRDN 3.98% due 05/15/2013 (a)	3,595,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 4.10% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,720,000	(ROCS RR II R 2198) 3.98% due 08/15/2021 (a)(b)	6,720,000
6,715,000	(ROCS RR II R 7523) 3.98% due 08/15/2021 (a)(b)	6,715,000
6,965,000	(Series 2007-121) 3.97% due 08/15/2024 (a)(b)	6,965,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 4.03% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN:
17,000,000	4.03% due 06/01/2034 (a)	17,000,000
12,500,000	4.03% due 03/01/2035 (a)	12,500,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 4.00% due 04/01/2019 (a)	9,400,000
10,000,000	Harris County, Texas Health Facilities Development Corp. Hospital Rev (Children’s Hospital — Series B-1) VRDN 4.11% due 10/01/2029 (a)	10,000,000
	Harris County-Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
585,000	3.98% due 09/28/2025 (a)(b)	585,000
14,095,000	3.98% due 11/15/2025 (a)(b)	14,095,000
103,050,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 4.11% due 02/01/2023 (a)	103,050,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	51

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
	Harris County, Texas VRDN:
$5,575,000	(Eagle 2002600002 CL-A) 3.99% due 08/15/2033 (a)(b)	$5,575,000
4,000,000	(Eagle 20026012 CL-A) 3.99% due 08/15/2030 (a)(b)	4,000,000
16,255,000	(Eagle 20060154 CL-A) 3.99% due 10/01/2031 (a)(b)	16,255,000
5,645,000	(Putters — Series 1099) 3.98% due 08/15/2009 (a)	5,645,000
14,000,000	(Putters — Series 1696) 3.98% due 10/01/2014 (a)(b)	14,000,000
8,515,000	(ROCS RR II R 718) 3.93% due 08/15/2033 (a)(b)	8,515,000
16,000,000	Harris County, Texas Metro Transit Auth (Sales Tax Rev) CP 3.100% due 05/03/2007	16,000,000
5,320,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 3.98% due 08/15/2014 (a)(b)	5,320,000
29,500,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 3.63% due 06/21/2007	29,500,000
	Houston, Texas Utility System Rev VRDN:
5,020,000	(Putters — Series 489) 3.70% due 03/01/2012 (a)(b)	5,020,000
6,435,000	(Putters — Series 669) 3.98% due 05/15/2012 (a)(b)	6,435,000
14,380,000	(Putters — Series 1610) 3.90% due 03/01/2014 (a)(b)	14,380,000
	Houston, Texas Water & Sewer System Rev (Series A) CP:
21,200,000	3.100% due 06/06/2007	21,200,000
15,000,000	3.66% due 06/11/2007	15,000,000
11,500,000	3.70% due 06/14/2007	11,500,000
17,000,000	3.70% due 06/19/2007	17,000,000
25,000,000	3.70% due 06/21/2007	25,000,000
32,500,000	3.70% due 06/26/2007	32,500,000
11,805,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN 3.98% due 02/15/2025 (a)(b)	11,805,000
	Hutto, Texas Independent School District VRDN:
7,400,000	(Floaters — Series 2007-1001) 3.97% due 02/01/2014 (a)(b)	7,400,000
4,195,000	(ROCS RR II R 436) 3.98% due 08/01/2037 (a)(b)	4,195,000
5,025,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 3.70% due 02/15/2013 (a)(b)	5,025,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 4.03% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 4.04% due 08/15/2030 (a)(b)	33,700,000
7,135,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 3.98% due 08/15/2011 (a)(b)	7,135,000
2,700,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — K-69 — Regional D) VRDN 4.05% due 10/01/2026 (a)(b)	2,700,000
20,000,000	Lower Colorado River Auth Texas CP 3.66% due 09/04/2007	20,000,000
3,260,000	Lower Colorado River Auth Texas Transmission Contract Rev (Putters — Series 623) VRDN 3.98% due 11/15/2009 (a)(b)	3,260,000

Texas — (continued)
$1,985,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 3.98% due 02/15/2013 (a)(b)	$1,985,000
2,300,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 4.01% due 01/10/2010 (a)(b)	2,300,000
10,885,000	Midland, Texas (ROCS RR II R 810) VRDN 3.97% due 03/01/2037 (a)	10,885,000
568,000	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 4.11% due 02/04/2015 (a)	568,000
	Montgomery County, Texas VRDN:
4,240,000	(ROCS RR II R 6092) 3.98% due 03/01/2026 (a)(b)	4,240,000
3,865,000	(ROCS RR II R 7037) 3.98% due 03/01/2027 (a)(b)	3,865,000
6,080,000	Municipal Securities Trust Certificate (Coppell, Texas School District — Series 3037) VRDN 3.98% due 06/22/2023 (a)(b)	6,080,000
12,860,000	Municipal Securities Trust Certificate (Houston Independent School District) VRDN 3.98% due 01/09/2014 (a)(b)	12,860,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Series 105) 4.04% due 06/08/2020 (a)(b)	13,460,000
8,015,000	(Series 2001-13) 4.04% due 05/09/2017 (a)(b)	8,015,000
47,835,000	(Series 2001-123) 4.04% due 02/24/2009 (a)(b)	47,835,000
9,725,000	(Series 2001-141) 4.04% due 03/08/2017 (a)(b)	9,725,000
4,995,000	(Series 2006-280) 3.97% due 06/20/2019 (a)(b)	4,995,000
	Municipal Securities Trust Certificates Class A (Houston, Texas Water — Series 2001-111) DDN:
18,780,000	4.04% due 05/07/2019 (a)(b)	18,780,000
6,000,000	4.04% due 05/17/2019 (a)(b)	6,000,000
10,990,000	Municipal Securities Trust Certificates (Lower Colorado River Auth Texas — Series 9056) VRDN 3.97% due 07/21/2010 (a)(b)	10,990,000
8,835,000	Municipal Securities Trust Certificates (Texas State Transportation — Series 2007-302) VRDN 3.97% due 06/05/2014 (a)(b)	8,835,000
42,000,000	North Center Texas Health Facilities (Methodist Hospital — Series 98) CP 3.63% due 05/03/2007	42,000,000
1,295,000	North East Independent School District Texas (Putters — Series 390) VRDN 3.98% due 02/01/2012 (a)(b)	1,295,000
7,325,000	North Texas Municipal Water System Rev (ROCS RR II R 6074) VRDN 3.98% due 09/01/2026 (a)(b)	7,325,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.98% due 01/01/2040 (a)(b)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.99% due 01/01/2035 (a)(b)	11,800,000
2,430,000	Northside, Texas Independent School District (ROCS RR II R 6071) VRDN 3.98% due 02/15/2025 (a)(b)	2,430,000
	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP:
47,100,000	3.66% due 05/22/2007	47,100,000
30,100,000	3.72% due 06/06/2007	30,100,000

See Notes to Financial Statements.

52	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$2,970,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.98% due 08/01/2023 (a)(b)	$2,970,000
7,305,000	Pflugerville, Texas Independent School District (Floaters — Series 1058) VRDN 3.96% due 08/15/2018 (a)(b)	7,305,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
20,000,000	4.03% due 04/01/2035 (a)	20,000,000
22,500,000	4.03% due 04/01/2037 (a)	22,500,000
8,300,000	4.16% due 05/01/2040 (a)	8,300,000
53,000,000	4.16% due 02/01/2041 (a)	53,000,000
22,035,000	Port Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 4.15% due 12/01/2027 (a)	22,035,000
15,000,000	Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN 4.05% due 05/01/2038 (a)	15,000,000
10,000,000	Port Arthur, Texas Naval District Rev (Atofina Project — Series B) VRDN 4.04% due 05/01/2038 (a)	10,000,000
18,000,000	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources — Series A) VRDN 4.22% due 07/01/2029 (a)	18,000,000
20,000,000	Red River Educational Finance Corp. Texas Rev VRDN 3.95% due 03/15/2035 (a)	20,000,000
4,525,000	Richardson, Texas (Putters — Series 872) VRDN 3.98% due 02/15/2013 (a)(b)	4,525,000
	San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN:
6,990,000	(Putters — Series 1451) 3.98% due 02/01/2014 (a)(b)	6,990,000
5,800,000	(ROCS RR II R 6064) 3.98% due 02/01/2023 (a)(b)	5,800,000
5,145,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553) VRDN 3.98% due 02/01/2026 (a)(b)	5,145,000
34,550,000	San Antonio, Texas Water Rev (Eagle 720053010 CL-A) VRDN 3.99% due 05/15/2036 (a)(b)	34,550,000
10,000,000	Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters — Series 151) VRDN 4.13% due 02/01/2030 (a)(b)	10,000,000
7,865,000	Southwest Higher Educational Auth Texas Rev (Southern Methodist University) DDN 4.10% due 07/01/2015 (a)	7,865,000
	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN:
17,055,000	4.03% due 08/15/2032 (a)	17,055,000
55,000,000	4.03% due 08/15/2036 (a)	55,000,000
35,672,340	Texas State Affordable Housing Corp. M/F Housing Rev (Floaters — Series 11) VRDN 3.96% due 03/01/2032 (a)(b)	35,672,340
24,150,000	Texas State Department of Transportation Highway Fund Rev CP 3.63% due 05/10/2007	24,150,000
5,000,000	Texas State Municipal Power Agency Rev (Putters — Series 1322) VRDN 3.98% due 03/01/2014 (a)(b)	5,000,000

Texas — (concluded)
$20,000,000	Texas State Municipal Power Agency CP 3.100% due 05/29/2007	$20,000,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 4.04% due 08/01/2029 (a)(b)	11,435,000
5,000,000	Texas State TRAN 4.50% due 08/31/2007	5,015,075
6,000,000	Texas State Veterans Housing (Funding II — Series A) VRDN 3.98% due 06/01/2033 (a)	6,000,000
	Texas State VRDN:
22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	22,000,000
20,520,000	(College Student Loan) 3.72% due 02/01/2011 (a)	20,520,000
5,080,000	(Eagle 720050055 CL-A) 3.99% due 04/01/2030 (a)(b)	5,080,000
9,970,000	(Floaters — Series 152) 4.13% due 08/01/2022 (a)(b)	9,970,000
3,290,000	(Putters — Series 1016) 3.98% due 04/01/2013 (a)(b)	3,290,000
6,005,000	(ROCS RR II R 4020) 3.98% due 10/01/2022 (a)(b)	6,005,000
26,065,000	Texas Transportation Community State Highway Rev (Putters — Series 1297) VRDN 3.98% due 04/01/2014 (a)(b)	26,065,000
11,050,000	Travis County, Texas (Floaters — Series 27-TP) VRDN 3.96% due 03/01/2026 (a)(b)	11,050,000
5,670,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 3.99% due 05/01/2021 (a)	5,670,000
4,000,000	University of North Texas Rev VRDN 3.97% due 04/15/2034 (a)(b)	4,000,000
11,235,000	University of Texas, University Rev (Merlots — B-14) VRDN 3.99% due 08/15/2022 (a)(b)	11,235,000
14,430,000	University of Texas (ROCS RR II R 752) VRDN 3.98% due 07/01/2030 (a)(b)	14,430,000
	Upper Trinity Regional Water District Texas Water Rev VRDN:
9,215,000	(Merlots — Series D-10) 3.99% due 08/01/2026 (a)(b)	9,215,000
2,865,000	(Putters — Series 579) 3.98% due 08/01/2012 (a)(b)	2,865,000
5,187,500	Victoria County, Texas Hospital Rev (Floaters — Series 959) VRDN 3.97% due 01/01/2016 (a)(b)	5,187,500

Utah — 2.0%
90,000,000	Emery County, Utah PCR (Pacificorp Projects) DDN 4.02% due 11/01/2024 (a)	90,000,000
	Intermountain Power Agency Utah (Power Supply Rev) FXRDN:
10,000,000	(Series E) 3.54% due 06/01/2007	10,000,000
15,350,000	(Series F) 3.64% due 09/17/2007	15,350,000
5,000,000	(Series F) 3.55% due 06/01/2007	5,000,000
2,125,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 4.10% due 06/01/2014 (a)	2,125,000
50,500,000	Murray City, Utah Hospital Rev (Health Services Inc. — Series C) DDN 4.02% due 05/15/2036 (a)	50,500,000
	Utah Transportation Auth Sales Tax Rev VRDN:
5,710,000	(Putters — Series 1107-B) 3.98% due 12/15/2013 (a)(b)	5,710,000
4,845,000	(ROCS RR II R 609) 3.97% due 06/15/2032 (a)(b)	4,845,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	53

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Utah — (concluded)
	Utah Water Finance Agency Rev VRDN:
$12,100,000	(Series A-4) 4.01% due 07/01/2029 (a)	$12,100,000
7,450,000	(Series A-5) 4.01% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 4.01% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 4.01% due 07/01/2032 (a)	12,000,000
24,000,000	(Series A-9) 4.01% due 07/01/2034 (a)	24,000,000
12,400,000	(Series A-11) 4.01% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.98% due 10/01/2035 (a)	13,100,000
14,600,000	(Series A-16) 3.98% due 07/01/2036 (a)	14,600,000
10,000,000	(Series A-18) 4.01% due 03/01/2027 (a)	10,000,000

Vermont — 0.1%
6,800,000	University of Vermont & State Agricultural College (Floaters — Series 1357) VRDN 3.97% due 10/01/2040 (a)(b)	6,800,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN 3.76% due 01/01/2008 (a)	8,895,000

Virginia — 1.5%
13,420,000	ABN-AMRO Muni Tops — Certificate Trust Virginia (Series 2006-71) VRDN 4.02% due 01/01/2012 (a)(b)	13,420,000
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 4.00% due 02/01/2029 (a)	7,000,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 4.00% due 04/01/2013 (a)	3,395,000
17,710,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 4.01% due 07/01/2030 (a)(b)	17,710,000
2,245,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 3.98% due 01/01/2024 (a)(b)	2,245,000
	Morgan Keegan Municipal Products Inc. (Various Trust Rcpts — Housing Development Auth) VRDN:
13,495,000	(Series D) 4.02% due 12/01/2010 (a)(b)	13,495,000
11,500,000	(Series E) 3.96% due 12/01/2010 (a)(b)	11,500,000
21,495,000	Municipal Securities Trust Certificate Class A (Series 2001-159) VRDN 4.04% due 03/19/2015 (a)(b)	21,495,000
	Municipal Securities Trust Certificate (Virginia State Housing) VRDN:
12,035,000	(Series 271) 3.98% due 01/03/2013 (a)(b)	12,035,000
13,835,000	(Series 7019) 4.00% due 01/01/2033 (a)(b)	13,835,000
	Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP:
38,000,000	3.100% due 05/04/2007	38,000,000
39,800,000	3.66% due 05/08/2007	39,800,000
3,160,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.98% due 04/01/2021 (a)(b)	3,160,000
2,000,000	Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 4.05% due 03/01/2021 (a)	2,000,000
	Virginia State Housing Development Auth VRDN:
5,325,000	(Merlots — Series B-16) 4.04% due 01/01/2031 (a)(b)	5,325,000
13,000,000	(Merlots — Series B-18) 4.04% due 07/01/2018 (a)(b)	13,000,000
3,240,000	(Merlots — Series B-19) 4.04% due 04/01/2033 (a)(b)	3,240,000
7,985,000	(Merlots — Series C-03) 4.04% due 01/01/2017 (a)(b)	7,985,000

Washington — 4.7%
$3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.99% due 12/01/2043 (a)(b)	$3,050,000
4,465,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev (Putters — Series 755) VRDN 3.98% due 11/01/2012 (a)(b)	4,465,000
	Clark County, Washington Public Utility District VRDN:
10,845,000	(Merlots — Series A-03) 3.99% due 01/01/2010 (a)(b)	10,845,000
5,000,000	(Merlots — Series A-116) 3.72% due 01/01/2020 (a)(b)	5,000,000
5,505,000	Clark County, Washington (Putters — Series 540) VRDN 3.98% due 06/01/2012 (a)	5,505,000
26,745,000	Eagle Tax-Exempt Trust — Port of Seattle, Washington Passenger Facility Charge (Series 984705) VRDN 3.99% due 12/01/2019 (a)(b)	26,745,000
2,900,000	Everett, Washington IDC (Partners Trust — Synor Project) VRDN 4.02% due 10/01/2021 (a)	2,900,000
6,000,000	Everett, Washington Public Facilities District Project Rev VRDN 4.11% due 04/01/2036 (a)	6,000,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,770,000	(Putters — Series 705) 3.98% due 12/01/2012 (a)	4,770,000
1,330,000	(ROCS RR II R 2173) 3.98% due 12/01/2023 (a)(b)	1,330,000
3,475,000	Grant County, Washington Public Utility District Rev (ROCS RR II R 2039) VRDN 3.98% due 01/01/2019 (a)(b)	3,475,000
	King County, Washington Sewer Rev VRDN:
43,380,000	(Eagle 20060160 CL-A) 3.99% due 01/01/2036 (a)(b)	43,380,000
16,700,000	(Series A) 3.66% due 05/24/2007 (a)	16,700,000
	King County, Washington VRDN:
5,625,000	(Putters — Series 1015) 3.98% due 06/01/2013 (a)(b)	5,625,000
6,190,000	(ROCS RR II R 2119) 3.98% due 06/01/2021 (a)(b)	6,190,000
8,325,000	Municipal Securities Trust Certificate (Washington State — Series 3042) VRDN 3.98% due 04/27/2023 (a)(b)	8,325,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle Fuel Sales Tax Rev — Series 2001-112) DDN 4.04% due 01/07/2021 (a)(b)	23,600,000
14,885,000	Municipal Securities Trust Certificate (Washington State Motor Vehicle Fuel — Series 2001-112) DDN 3.98% due 09/04/2014 (a)(b)	14,885,000
6,920,000	Municipal Securities Trust Certificate (Washington State — Series 2007-300) VRDN 3.97% due 01/08/2015 (a)(b)	6,920,000
2,200,000	Pierce County, Washington EDC Rev VRDN 4.08% due 05/01/2027 (a)	2,200,000
	Pierce County, Washington School District VRDN:
5,185,000	(Merlots — Series D-09) 3.99% due 12/01/2024 (a)(b)	5,185,000
6,395,000	(Putters — Series 950) 3.70% due 06/01/2013 (a)(b)	6,395,000
34,800,000	Port Bellingham, Washington IDC (West Coast Products LLC Project) DDN 4.13% due 07/01/2040 (a)	34,800,000

See Notes to Financial Statements.

54	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Washington — (continued)
$3,400,000	Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN 4.13% due 02/01/2027 (a)	$3,400,000
	Port Seattle, Washington Rev CP:
29,450,000	(Series A-1) 3.68% due 05/07/2007	29,450,000
12,705,000	(Series A-2) 3.68% due 05/07/2007	12,705,000
	Port Seattle, Washington Rev VRDN:
5,800,000	(Merlots — C-13) 4.04% due 07/01/2023 (a)(b)	5,800,000
10,920,000	(ROCS RR II R 7015) 3.98% due 03/01/2022 (a)(b)	10,920,000
5,610,000	Port Tacoma, Washington Rev (Merlots — Series 123) VRDN 4.06% due 12/01/2008 (a)(b)	5,610,000
3,065,000	Seattle, Washington Housing Auth Rev (Wedgewood Estate Project) VRDN 4.01% due 09/01/2036 (a)	3,065,000
7,000,000	Seattle, Washington Housing Auth Rev (High Point Project Phase II) VRDN 4.01% due 03/01/2039 (a)	7,000,000
26,280,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 4.04% due 10/01/2023 (a)(b)	26,280,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,175,000	(Merlots — Series A-56) 3.99% due 03/01/2015 (a)(b)	28,175,000
6,705,000	(Putters — Series 668) 3.98% due 08/01/2012 (a)(b)	6,705,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 4.04% due 12/01/2024 (a)(b)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,190,000	(ROCS RR II R 6031) 3.98% due 12/01/2023 (a)(b)	5,190,000
7,405,000	(ROCS RR II R 6055) 3.98% due 12/01/2022 (a)(b)	7,405,000
10,235,000	Tacoma, Washington (Putters — Series 1220) VRDN 3.97% due 12/01/2012 (a)(b)	10,235,000
5,715,000	Washington State Floating Certificate Trust — Austin Trust (Series 2002-C) GO VRDN 4.00% due 07/01/2023 (a)(b)	5,715,000
	Washington State VRDN:
22,700,000	(Eagles 20070006 CL A) 3.97% due 01/01/2031 (a)(b)	22,700,000
15,985,000	(Floaters — Series 389) 3.97% due 07/01/2018 (a)(b)	15,985,000
2,770,000	(Floaters — Series 1519) 3.98% due 06/01/2028 (a)(b)	2,770,000
6,275,000	(Merlots — Series A-101) 3.99% due 07/01/2019 (a)(b)	6,275,000
12,475,000	(Merlots — Series B-09) 3.99% due 07/01/2023 (a)(b)	12,475,000
6,740,000	(Putters — Series 748) 3.98% due 01/01/2013 (a)(b)	6,740,000
8,585,000	(ROCS RR II R 4077) 3.98% due 07/01/2024 (a)(b)	8,585,000
7,770,000	(ROCS RR II R 6090) 3.98% due 07/01/2022 (a)(b)	7,770,000
5,640,000	Washington State EDF Auth Lease Rev (Merlots — Series D-08) VRDN 3.99% due 06/01/2025 (a)(b)	5,640,000
4,000,000	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 4.00% due 07/01/2027 (a)	4,000,000

Washington — (concluded)
$8,750,000	Washington State EDR (Mount Ainstar Resort — Series C) DDN 4.16% due 10/01/2023 (a)	$8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 3.98% due 07/01/2038 (a)(b)	9,000,000
38,000,000	Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 4.06% due 11/15/2026 (a)	38,000,000
	Washington State Housing Finance Community M/F Housing Rev DDN:
10,620,000	(Country Club Apartments — Series A) 4.13% due 08/01/2032 (a)	10,620,000
6,220,000	(Heatherwood Apartments Project — Series A) 4.13% due 01/01/2035 (a)	6,220,000
7,725,000	(Mill Pointe Apartments Project — Series A) 4.13% due 01/01/2030 (a)	7,725,000
11,050,000	(Springfield Meadows Apartments — Series A) 4.13% due 01/01/2034 (a)	11,050,000
	Washington State Housing Finance Community Nonprofit Rev (Eastside Catholice School) VRDN:
2,000,000	(Series A) 3.96% due 07/01/2038 (a)	2,000,000
5,000,000	(Series B) 3.99% due 07/01/2038 (a)	5,000,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 4.03% due 12/01/2040 (a)	10,395,000
53,970,000	Washington State Housing Finance Community Nonprofit Housing Rev (Mirabella Project — Series A) DDN 4.03% due 03/01/2036 (a)	53,970,000
4,480,000	Washington State Housing Finance Community (Putters — Series 1335) VRDN 4.02% due 12/01/2009 (a)(b)	4,480,000
5,995,000	Washington State University Rev (ROCS RR II R 595) VRDN 3.97% due 10/01/2031 (a)(b)	5,995,000

West Virginia — 0.3%
4,000,000	Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN 4.08% due 12/01/2026 (a)	4,000,000
2,255,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge Schools Project) VRDN 4.01% due 08/01/2022 (a)	2,255,000
15,500,000	Putnam County, West Virginia Solid Waste Disposal Rev (Toyota Motor Manufacturing Project — Series A) VRDN 3.98% due 04/01/2030 (a)	15,500,000
10,685,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 3.94% due 10/01/2033 (a)	10,685,000
4,975,000	West Virginia State (Putters — Series 1114) VRDN 3.98% due 06/01/2013 (a)(b)	4,975,000
3,855,000	West Virginia University Rev (Merlots — Series A-15) VRDN 3.99% due 04/01/2028 (a)(b)	3,855,000

Wisconsin — 5.2%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 3.99% due 05/01/2022 (a)(b)	18,985,000
21,000,000	Appleton, Wisconsin Area School District TRAN 4.25% due 09/28/2007	21,054,950
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Cities Per Arts — Series B) VRDN 3.93% due 06/01/2036 (a)	15,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	55

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Wisconsin — (continued)
$6,000,000	Germantown, Wisconsin School District (Formerly Germantown Village) TRAN 4.13% due 08/24/2007	$6,009,629
3,700,000	Greenfield, Wisconsin School District BAN 4.25% due 11/30/2007	3,706,919
400,000	Janesville, Wisconsin IDR (Lamson & Sessions Co. Project) VRDN 4.05% due 09/01/2007 (a)	400,000
3,155,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.98% due 10/01/2024 (a)(b)	3,155,000
4,900,000	Menomonee Falls, Wisconsin School District TRAN 4.25% due 08/24/2007	4,909,136
10,000,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 3.90% due 09/01/2040 (a)	10,000,000
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
18,680,000	(Cathedral Place Package Facilities Project) 3.98% due 05/01/2025 (a)	18,680,000
3,300,000	(Wisconsin Humane Society Inc. Project) 4.10% due 03/01/2019 (a)	3,300,000
14,670,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 4.11% due 07/01/2034 (a)	14,670,000
27,000,000	Oconomowoc, Wisconsin Area School District BAN 3.75% due 11/30/2007	27,007,908
1,920,000	Sturtevant, Wisconsin IDR (Andis Co. Project — Series A) VRDN 4.06% due 12/01/2016 (a)	1,920,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN 4.05% due 03/01/2034 (a)	2,900,000
12,745,000	West Allis, Wisconsin Rev (State Fair Park Exposition) VRDN 3.98% due 08/01/2028 (a)	12,745,000
5,990,000	Wisconsin Public Power Inc. System (Supply System Rev — Putters — Series 1150) VRDN 3.98% due 07/01/2013 (a)(b)	5,990,000
	Wisconsin State GO ECN CP:
78,595,000	(Series 1999-B) 3.67% due 06/01/2007	78,595,000
18,245,000	(Series 1999-B) 3.70% due 06/07/2007	18,245,000
15,015,000	(Series 2002-A) 3.64% due 05/21/2007	15,015,000
40,835,000	(Series 2004-A) 3.100% due 05/03/2007	40,835,000
25,000,000	(Series 2004-A) 3.64% due 05/23/2007	25,000,000
35,955,000	(Series 2006-A) 3.100% due 05/03/2007	35,955,000
20,000,000	(Series 2006-A) 3.100% due 05/04/2007	20,000,000
20,000,000	(Series 2006-A) 3.64% due 05/22/2007	20,000,000
20,000,000	(Series 2006-A) 3.66% due 06/06/2007	20,000,000
6,860,000	(Series 2006-B) 3.100% due 05/04/2007	6,860,000
15,860,000	(Series 2006-B) 3.69% due 05/22/2007	15,860,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
46,700,000	(Aurora Health Care — Series C) 4.06% due 04/01/2028 (a)	46,700,000
18,170,000	(Lutheran College Project) 4.11% due 06/01/2033 (a)	18,170,000
1,930,000	(Riverview Hospital Assn) 4.11% due 10/01/2030 (a)	1,930,000

Wisconsin — (concluded)
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
$ 6,300,000	(Attic Angel Obligated) 3.98% due 11/01/2028 (a)	$6,300,000
1,045,000	(Hospicecare Holdings Inc.) 3.94% due 05/01/2030 (a)	1,045,000
7,000,000	(Lutheran College Project) 4.11% due 09/01/2031 (a)	7,000,000
12,000,000	(Maranatha Baptist) 3.99% due 08/01/2026 (a)	12,000,000
11,500,000	(Marshfield — Series B) 3.98% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 4.11% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.97% due 03/01/2035 (a)	12,000,000
5,810,000	(St. John’s Community) 3.99% due 10/01/2022 (a)	5,810,000
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
16,000,000	3.100% due 06/01/2007	16,000,000
50,000,000	3.75% due 05/18/2007	50,000,000
16,300,000	3.100% due 05/03/2007	16,300,000
30,000,000	3.64% due 05/21/2007	30,000,000
30,000,000	3.100% due 05/03/2007	30,000,000
	Wisconsin State VRDN:
8,930,000	(Putters — Series 531) 3.98% due 11/01/2012 (a)(b)	8,930,000
6,680,000	(Putters — Series 1268) 3.97% due 05/01/2020 (a)(b)	6,680,000
6,680,000	(Putters — Series 1268) 3.98% due 05/01/2020 (a)(b)	6,680,000

Wyoming — 0.1%
2,920,000	Floaters Trust (Wyoming Community Development — Series 2006-39) VRDN 4.08% due 12/01/2017 (a)(b)	2,920,000
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
5,000,000	(Series 97-A) 4.10% due 03/01/2027 (a)	5,000,000
3,500,000	(Series 97-B) 4.10% due 09/01/2021 (a)	3,500,000

Total Investments (Cost $14,755,059,002) — 98.9%	14,755,059,002
Other Assets Less Liabilities — 1.1%	159,515,752
Net Assets	$14,914,574,754

Note — Cost for federal income tax purposes is $14,755,059,002.

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2007. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $6,054,426,832 or 40.6% of net assets.

See Notes to Financial Statements.

56	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (concluded)

Portfolio Abbreviations for Merrill Lynch Institutional
Tax-Exempt Portfolio

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	57

Merrill Lynch Institutional Tax-Exempt Portfolio
Statement of Assets and Liabilities

April 30, 2007

Assets:
Total investments, at amortized cost and value (Note 1a)	$14,755,059,002
Cash	5,611,082
Interest receivable	103,557,870
Receivable for investments sold	59,263,377
Total assets	14,923,491,331
Liabilities:
Advisory fee payable (Note 2)	642,554
Payable for investments purchased	8,206,919
Accrued expenses	67,104
Total liabilities	8,916,577
Net Assets applicable to investors’ interests	$14,914,574,754
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals	$14,914,574,754

Merrill Lynch Institutional Tax-Exempt Portfolio
Statement of Operations

For the Year Ended April 30, 2007

Investment Income:
Interest and discount earned	$556,694,440
Expenses:
Investment advisory fee (Note 2)	7,662,938
Accounting and custodian services	323,527
Dividend and transfer agency fee	65,016
Total expense	8,051,481
Net investment income	548,642,959
Net realized gain from investment transactions	365,414
Net Increase in Net Assets Resulting From Operations	$549,008,373

See Notes to Financial Statements.

58	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Merrill Lynch Institutional Tax-Exempt Portfolio Statement of Changes in Net Assets	Year Ended April 30,
	2007	2006

Increase in Net Assets:

Operations:
Net investment income	$548,642,959	$420,237,790
Net realized gain from investment transactions	365,414	105,454
Net increase in net assets resulting from operations	549,008,373	420,343,244

Capital Transactions:
Contributions from feeders	10,320,537,433	16,789,526,446
Withdrawals from feeders	(10,018,448,516)	(15,768,055,918)
Net increase in net assets from capital transactions	302,088,917	1,021,470,528
Net increase in net assets	851,097,290	1,441,813,772

Net Assets:
Beginning of year	14,063,477,464	12,621,663,692
End of year	$14,914,574,754	$14,063,477,464

Merrill Lynch Institutional Tax-Exempt Portfolio Supplementary Data	Year Ended April 30,
	2007	2006	2005	2004	2003

Ratio of expenses to average net assets	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	3.58%	2.82%	1.56%	1.01%	1.36%
Net Assets, end of year (000)	$14,914,575	$14,063,477	$12,621,664	$11,025,429	$8,187,221

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	59

Master Institutional Money Market Trust
Notes to Financial Statements

1. Significant Accounting Policies

Master Institutional Money Market Trust (the “Master Trust”) is organized as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio, (collectively, the “Master Funds”).

The Master Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

(a) Prior to April 2, 2007, the value of the Premier Institutional Portfolio’s and Institutional Portfolio’s securities was determined on the basis of fair value as determined using procedures adopted by the Board of Trustees (the “Trustees”) of the Master Trust. In determining fair value, securities for which market quotations were readily available were valued at market value. Other securities, if any, were valued at their fair value in the best judgement of BlackRock Advisors, LLC under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less were valued by use of the amortized cost method. Effective April 2, 2007, the value of the Premier Institutional Portfolio’s and the Institutional Portfolio’s securities are valued pursuant to the ”amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Institutional Tax-Exempt Portfolio’s securities continue to be carried at amortized cost which approximates market value. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Master Funds seek to maintain a net asset value of $1.00, although there is no assurance that it will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Fund’s financial statements has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

(b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds’ investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-than-likely-than-not threshold would be booked as a tax expense in the current year and recognized as a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

60	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

Master Institutional Money Market Trust
Notes to Financial Statements (concluded)

(d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

(e) Repurchase agreements — The Premier Institutional Portfolio and the Institutional Portfolio (the “Funds”) invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

(f) Securities lending — The Premier Institutional Portfolio and Institutional Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business Merrill Lynch Investment Managers, L.P. and its affiliates, including Fund Asset Management, L.P. (“FAM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has approximately a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”) has approximately a 34% economic and voting interest.

Effective September 29, 2006, BlackRock Advisors, LLC (“BlackRock”), an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment adviser for each Master Fund pursuant to an investment advisory agreement with the Master Trust. Prior to September 29, 2006, FAM was the investment adviser for the Master Funds. The General Partner of FAM is Princeton Services, Inc. (“PSI”), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner of PSI. BlackRock manages each Master Fund’s investments subject to the oversight of the Board of Trustees of the Master Trust. Each Master Fund pays BlackRock a fee at the annual rate of 0.05% of average daily net assets.

Effective September 29, 2006, BlackRock has with respect to each Master Fund entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which BlackRock pays the Sub-Adviser for the services it provides to the Master Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Master Fund. The Sub-Adviser is responsible for the day-to-day management of the Master Funds.

The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of ML&Co., or its affiliates. As of April 30, 2007, the Merrill Lynch Premier Institutional Portfolio and the Merrill Lynch Institutional Portfolio did not have any securities on loan to MLPF&S or its affiliates. Pursuant to that order, the Funds have also retained BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC (“MLIM LLC”), an affiliate of FAM, and Merrill Lynch Investment Managers, L.P. was the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BlackRock or it affiliates. For the year ended April 30, 2007, the Merrill Lynch Premier Institutional Portfolio earned $53,544 in dividend income from investing in the Merrill Lynch Liquidity Series, LLC Money Market Series. For the year ended April 30, 2007, MLIM, LLC and BIM received $22,392 in securities lending agent fees from the Merrill Lynch Premier Institutional Portfolio.

All officers and certain trustees of the Trust are affiliated with BlackRock, Inc.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007	61

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of
Master Institutional Money Market Trust:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market Trust (the “Master Trust”), consisting of the Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Master Funds”), each a separate series of the Master Trust, including the schedules of investments, as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Master Trust’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Master Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the respective Master Funds of the Master Institutional Money Market Trust as of April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
June 22, 2007

62	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2007

TRUSTEES AND OFFICERS

Name, Address & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds Overseen	Public Directorships
Interested Trustee
Robert C. Doll, Jr.* P.O. Box 9011 Princeton, NJ 08543-9011 Age: 53	President and Director	President and Director since 2005
Vice Chairman and Director of BlackRock and Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operation Committee and member of the BlackRock Executive Committee since 2006; President of the Merrill Lynch Investment Managers, L.P. (“MLIM”)/Fund Asset Management L.P. (“FAM”) advised funds from 2005 to 2006; President and Chief Investment Officer of MLIM and FAM from 2001 to 2006; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President from 1999 to 2001; President and Director of Princeton Services, Inc. (“Princeton Services”) and President of Princeton Administrators, L.P. (“Princeton Administrators”) from 2001 to 2006; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.
				122 registered investment companies consisting of 168 portfolios	None
*  Mr. Doll is director, trustee or member of an advisory board of certain other investment companies for which BlackRock acts as investment advisor. Mr. Doll is an “interested person,” as described in the Investment Company Act, of the Fund based on his current and former positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors

Name, Address* & Age of Trustee	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds Overseen	Other Directorships Held by Trustee
Independent Trustees
David O. Beim (67)***	Trustee	Trustee since 2002
Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound U.S.A. from 1997 to 2001; Chairman of Wave Hill, Inc. since 1990; Trustee of Phillips Exeter Academy from 2002 to present.
				17 registered investment companies consisting of 24 portfolios	None
James T. Flynn (68)	Trustee	Trustee since 1995	Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.	17 registered investment companies consisting of 24 portfolios	None
W. Carl Kester (55)	Trustee	Trustee since 1995
Mizuho Financial Group Professor of Finance, Harvard Business School, Unit Head, Finance since 2005; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, 1999 to 2005, Member of the faculty of Harvard Business School since 1981. Independent Consultant since 1978.
				17 registered investment companies consisting of 24 portfolios	None
Karen P. Robards (57)****	Trustee	Trustee since 2002
President of Robards & Company, a financial advisory firm since 1987; formerly an investment banker with Morgan Stanley for more than ten years; Director of Enable Medical Corp. from 1996 to 2005; Director of AtriCure, Inc. since 2000; Director of CineMuse Inc. from 1996 to 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.
				17 registered investment companies consisting of 24 portfolios	AtriCure, Inc. (medical devices)

*	The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
***	Chairman of Audit Committee.
****	Chairman of the Board of Trustees.

63

TRUSTEES AND OFFICERS — Continued

Name & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds Overseen	Public Directorships
Fund Officers*
William M. Breen (52)	Treasurer	Treasurer since 1990	Vice President of BlackRock since 2006; Vice President of MLIM from 1993 to 2006 and Vice President of FAMD since 1990.	2 registered investment companies consisting of 5 portfolios	None
Barry F.X. Smith (42)	Senior Vice President	Senior Vice President since 2001	Managing Director of BlackRock since 2006; Managing Director of MLIM from 2001 to 2006; Director of MLIM from 1999 to 2001; Vice President of MLIM from 1996 to 1999; Employee of FAMD since 1987.	2 registered investment companies consisting of 5 portfolios
Donald C. Burke (47)	Vice President	Vice President since 1993
Managing Director of BlackRock since 2006; First Vice President of MLIM and FAM from 1997 to 2006 and Treasurer thereof from 1999 to 2006; Senior Vice President and Treasurer of Princeton Services from 1999 to 2006 and Director from 2004 to 2006; Vice President of FAM Distributors, Inc. (“FAMD”) from 1999 to 2006 and Director from 2004 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of the IQ Funds since 2004.
				129 registered investment companies consisting of 175 portfolios	None
John Ng (54)	Vice President and Portfolio Manager	Vice President since 1993	Director of BlackRock since 2006; Director of MLIM from 2000 to 2006; Vice President of MLIM from 1984 to 2000.	10 registered investment companies consisting of 6 portfolios	None
Kevin Schiatta (52)	Vice President and Portfolio Manager	Vice President since 1994	Director of BlackRock since 2006; Director of MLIM from 2000 to 2006; Vice President of MLIM from 1985 to 2000.	2 registered investment companies consisting of 1 portfolios	None
Karen Clark (42)	Fund Chief Compliance Officer	Fund Chief Compliance Officer since 2007
Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007; Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
				129 registered investment companies consisting of 175 portfolios	None
Alice A. Pellegrino (47)	Secretary	Secretary since 2004
Director of BlackRock since 2006; Director (Legal Advisory) of MLIM from 2002 to 2006; Vice
President of MLIM from 1999 to 2002; Attorney associated with MLIM from 1997 to 2006; Secretary of MLIM, FAM, FAMD and Princeton Services from 2004 to 2006.
				122 registered investment companies consisting of 168 portfolios	None
* Officers of the Trust serve at the pleasure of the Board of Trustees.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.

64

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

65

DISTRIBUTORS
BlackRock Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

FAM Distributors, Inc.
One Financial Center, 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
BlackRock Advisors, LLC
Administrative Offices:
 100 Bellevue Parkway
Wilmington, Delaware 19809
Mailing Address:
 P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 221-7210

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#48773

Item 3 –

Audit Committee Financial Expert – The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 13 years.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Item 4 –	Principal Accountant Fees and Services

(a) Audit Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2007 – $26,700
Fiscal Year Ending April 30, 2006 – $26,700
Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2007 – $34,900
Fiscal Year Ending April 30, 2006 – $34,900

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $37,400
Fiscal Year Ending April 30, 2006 – $37,400
Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $7,600
Fiscal Year Ending April 30, 2006 – $7,600
Master Institutional Fund	Fiscal Year Ending April 30, 2007 – $38,500
Fiscal Year Ending April 30, 2006 – $38,500
Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2007 – $7,600
Fiscal Year Ending April 30, 2006 – $7,600
Master Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $63,600
Fiscal Year Ending April 30, 2006 – $63,600
Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $7,600
Fiscal Year Ending April 30, 2006 – $7,600

(b) Audit-Related Fees
Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0

(c) Tax Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Master Institutional Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Master Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $6,100
Fiscal Year Ending April 30, 2006 – $4,800

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees

Merrill Lynch Treasury Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Government Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Institutional Tax-Exempt Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0

Merrill Lynch Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Master Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0
Merrill Lynch Premier Institutional Fund	Fiscal Year Ending April 30, 2007 – $0
Fiscal Year Ending April 30, 2006 – $0

(e)(1) The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) 0%

(f) Not Applicable

(g)   Fiscal Year Ended April 30, 2007 – $2,711,583

Fiscal Year Ended April 30, 2006 – $3,439,633

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $1,739,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – See Item 2
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

By:	/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.,

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.,

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 19, 2007

By:	/s/ William M. Breen
William M. Breen,

Chief Financial Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

Date: June 19, 2007